UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08200

                                                       Bridgeway Funds, Inc.

(Exact name of registrant as specified in charter)

20 Greenway Plaza, Suite 450

                                                       Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Tammira Philippe, President

Bridgeway Funds, Inc.

20 Greenway Plaza, Suite 450

                                           Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 661-3500

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 97.87%
Consumer Discretionary - 17.65%
Best Buy Co., Inc.	38,000	$ 2,164,480
Children’s Place, Inc. (The)+	28,000	3,308,200
Dana, Inc.	97,000	2,712,120
Darden Restaurants, Inc.	26,000	2,048,280
Delphi Automotive PLC	33,800	3,325,920
Discovery Communications, Inc., Class A*+	79,600	1,694,684
Fiat Chrysler Automobiles NV*+	215,000	3,850,650
GEDI Gruppo Editoriale SpA*	10,406	9,224
General Motors Co.	57,900	2,338,002
Hanesbrands, Inc.+	102,000	2,513,280
KB Home+	97,000	2,339,640
Lear Corp.	16,000	2,769,280
Netflix, Inc.*	16,100	2,919,735
NVR, Inc.*	900	2,569,500
Pinnacle Entertainment, Inc.*	65,760	1,401,346
Vail Resorts, Inc.	11,000	2,509,320
Wyndham Worldwide Corp.	23,700	2,498,217

		40,971,878

Consumer Staples - 3.95%
Central Garden & Pet Co., Class A*	92,700	3,447,513
Coca-Cola Co. (The)	49,200	2,214,492
Ingredion, Inc.	20,000	2,412,800
SUPERVALU, Inc.*	50,400	1,096,200

		9,171,005

Energy - 1.06%
Archrock, Inc.	99,300	1,246,215
Exterran Corp.*	38,200	1,207,502

		2,453,717

Financials - 12.86%
Aflac, Inc.	29,900	2,433,561
Ally Financial, Inc.	107,900	2,617,654
American Financial Group, Inc.	24,300	2,513,835
Bank of America Corp.	97,000	2,457,980
Intercontinental Exchange, Inc.	35,200	2,418,240
Leucadia National Corp.	90,000	2,272,500
Morgan Stanley	53,100	2,557,827
Progressive Corp. (The)	52,000	2,517,840
Prudential Financial, Inc.	22,000	2,339,040
Regions Financial Corp.	170,000	2,589,100
Royal Bank of Canada+	34,300	2,653,105
Synchrony Financial	80,000	2,484,000

		29,854,682

Industry Company	Shares	Value

Health Care - 12.26%
AmerisourceBergen Corp.	39,900	$ 3,301,725
Baxter International, Inc.	45,700	2,867,675
Express Scripts Holding Co.*	40,000	2,532,800
Gilead Sciences, Inc.	34,000	2,754,680
HCA Healthcare, Inc.*	27,500	2,188,725
Hill-Rom Holdings, Inc.	29,100	2,153,400
Kindred Healthcare, Inc.	145,000	986,000
LHC Group, Inc.*	19,000	1,347,480
Quintiles IMS Holdings, Inc.*	24,100	2,291,187
Surgery Partners, Inc.*+	50,000	517,500
United Therapeutics Corp.*	15,500	1,816,445
UnitedHealth Group, Inc.	14,200	2,781,070
WellCare Health Plans, Inc.*	17,000	2,919,580

		28,458,267

Industrials - 12.77%
AerCap Holdings NV*	26,800	1,369,748
Boeing Co. (The)	13,300	3,380,993
Brink’s Co. (The)	45,000	3,791,250
Builders FirstSource, Inc.*	152,000	2,734,480
Deere & Co.	17,800	2,235,502
EMCOR Group, Inc.	34,000	2,358,920
Essendant, Inc.	66,000	869,220
H&E Equipment Services, Inc.	48,500	1,416,200
Saia, Inc.*	42,900	2,687,685
Toro Co. (The)	31,200	1,936,272
TriNet Group, Inc.*	31,600	1,062,392
TrueBlue, Inc.*	44,000	987,800
United Continental Holdings, Inc.*	30,000	1,826,400
United Rentals, Inc.*	21,500	2,982,910

		29,639,772

Information Technology - 25.08%
Activision Blizzard, Inc.	38,000	2,451,380
Alliance Data Systems Corp.	8,700	1,927,485
Apple, Inc.	16,000	2,465,920
Applied Materials, Inc.	99,900	5,203,791
Cirrus Logic, Inc.*	35,600	1,898,192
GoDaddy, Inc., Class A*	53,700	2,336,487
KEMET Corp.*	51,000	1,077,630
Lam Research Corp.	28,600	5,292,144
Mastercard, Inc., Class A	19,300	2,725,160
Microchip Technology, Inc.	28,500	2,558,730
Micron Technology, Inc.*	146,000	5,742,181
ON Semiconductor Corp.*	220,000	4,063,400
QUALCOMM, Inc.	35,400	1,835,136
ScanSource, Inc.*	30,000	1,309,500
Seagate Technology PLC	52,900	1,754,693

www.bridgeway.com	1

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Take-Two Interactive Software, Inc.*	11,700	$ 1,196,091
Travelport Worldwide, Ltd.	74,700	1,172,790
TTM Technologies, Inc.*	124,466	1,913,042
Unisys Corp.*+	83,200	707,200
VeriSign, Inc.*+	26,300	2,798,057
Western Digital Corp.	27,000	2,332,800
Xerox Corp.	79,475	2,645,723
Zebra Technologies Corp., Class A*	26,000	2,823,080

		58,230,612

Materials - 8.11%
Cemex SAB de CV, ADR*	260,000	2,360,800
Chemours Co. (The)	90,000	4,554,900
Constellium NV, Class A*	154,700	1,585,675
Crown Holdings, Inc.*	37,800	2,257,416
Packaging Corp. of America	20,900	2,396,812
SunCoke Energy, Inc.*	94,000	859,160
Teck Resources, Ltd., Class B	120,000	2,530,800
U.S. Concrete, Inc.*+	30,000	2,289,000

		18,834,563

Real Estate - 1.98%
CBRE Group, Inc., Class A*	65,000	2,462,200
Gaming and Leisure Properties, Inc.	58,000	2,139,620

		4,601,820

Telecommunication Services - 1.93%
Cincinnati Bell, Inc.*	61,200	1,214,820
T-Mobile US, Inc.*	53,200	3,280,312

		4,495,132

Utilities - 0.22%
Just Energy Group, Inc.+	88,667	515,155

TOTAL COMMON STOCKS - 97.87%		227,226,603

(Cost $207,188,449)

EXCHANGE TRADED NOTE - 1.46%
Exchange Traded Note - 1.46%
VelocityShares Daily Inverse VIX Short Term ETN*+	34,800	3,394,392

TOTAL EXCHANGE TRADED NOTE - 1.46%		3,394,392

(Cost $2,355,480)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.71%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	3,962,819	$3,962,819

TOTAL MONEY MARKET FUND - 1.71%			3,962,819

(Cost $3,962,819)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.23%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	14,456,677	14,456,677

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.23%			14,456,677

(Cost $14,456,677)
TOTAL INVESTMENTS - 107.27%			$249,040,491
(Cost $227,963,425)
Liabilities in Excess of Other Assets - (7.27%)			(16,869,387)

NET ASSETS - 100.00%			$232,171,104

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $14,136,801 as of September 30, 2017.

ETN - Exchange Traded Note

PLC - Public Limited Company

ADR - American Depositary Receipt

2	Quarterly Report | September 30, 2017 (Unaudited)

Aggressive Investors 1 Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$227,226,603	$ —	$ —	$227,226,603
Exchange Traded Note	3,394,392	—	—	3,394,392
Money Market Fund	—	3,962,819	—	3,962,819
Investments Purchased with Cash Proceeds from Securities Lending	—	14,456,677	—	14,456,677

TOTAL	$230,620,995	$18,419,496	$ —	$249,040,491

(a) - Please refer to the Schedule of Investments for the   industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

www.bridgeway.com	3

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.50%
Consumer Discretionary - 15.10%
AMCON Distributing Co.	2,100	$ 178,500
America’s Car-Mart, Inc.*+	49,000	2,015,125
Beasley Broadcast Group, Inc., Class A+	13,200	154,440
bebe stores, Inc.*+	10,500	53,970
Boot Barn Holdings, Inc.*+	58,000	516,200
Cambium Learning Group, Inc.*	20,450	135,584
China Automotive Systems, Inc.*	60,000	312,000
China XD Plastics Co., Ltd.*	86,300	405,610
Christopher & Banks Corp.*+	225,100	306,136
Clarus Corp.*+	90,519	678,892
Destination Maternity Corp.*	74,500	124,415
Diversified Restaurant Holdings, Inc.*+	109,900	228,592
Educational Development Corp.+	9,200	88,320
Gaming Partners International Corp.	13,300	147,630
J Alexander’s Holdings, Inc.*	52,400	607,840
Kingold Jewelry, Inc.*+	41,400	84,456
Lakeland Industries, Inc.*	116,300	1,639,830
Lee Enterprises, Inc.*+	40,500	89,100
Lincoln Educational Services Corp.*	107,364	268,410
Live Ventures, Inc.*+	19,602	241,301
MCBC Holdings, Inc.*	71,800	1,463,284
McClatchy Co. (The), Class A*+	20,011	147,881
New York & Co., Inc.*	136,500	283,920
ONE Group Hospitality, Inc. (The)*+	53,700	90,216
RLJ Entertainment, Inc.*+	72,900	258,066
Shiloh Industries, Inc.*	10,900	113,360
SORL Auto Parts, Inc.*+	289,000	1,103,980
Superior Uniform Group, Inc.	18,457	422,665
Tilly’s, Inc., Class A	50,000	599,500
Town Sports International Holdings, Inc.*	44,500	311,500
US Auto Parts Network, Inc.*	46,000	132,940
VOXX International Corp.*	239,323	2,046,212

		15,249,875

Consumer Staples - 0.81%
Mannatech, Inc.	13,809	196,088

Industry Company	Shares	Value

Consumer Staples (continued)
Natural Alternatives International, Inc.*	42,000	$ 447,300
Reliv International, Inc.*+	26,939	180,222

		823,610

Energy - 5.85%
Aspen Aerogels, Inc.*	77,700	337,995
Comstock Resources, Inc.*+	19,900	120,992
Contango Oil & Gas Co.*	67,600	340,028
ENGlobal Corp.*	30,081	38,203
Independence Contract Drilling, Inc.*+	278,300	1,057,540
ION Geophysical Corp.*+	61,689	586,662
Mitcham Industries, Inc.*	131,600	459,284
W&T Offshore, Inc.*	880,900	2,686,745
Willbros Group, Inc.*	87,209	280,813

		5,908,262

Financials - 20.23%
ACNB Corp.	2,700	74,790
A-Mark Precious Metals, Inc.	94,100	1,553,591
C&F Financial Corp.	6,852	376,860
Capitala Finance Corp.+	177,300	1,691,442
Central Federal Corp.*	47,800	116,154
Chemung Financial Corp.	1,300	61,230
Citizens First Corp.	52	1,240
CM Finance, Inc.+	183,500	1,715,725
Codorus Valley Bancorp, Inc.	26,579	816,241
Community West Bancshares	5,000	51,750
Consumer Portfolio Services, Inc.*	447,200	2,039,232
First South Bancorp, Inc.	5,193	96,226
First United Corp.*	26,800	442,200
FS Bancorp, Inc.	6,300	325,395
Health Insurance Innovations, Inc., Class A*+	58,800	852,600
Horizon Technology Finance Corp.+	180,500	2,005,355
KCAP Financial, Inc.+	535,200	1,953,480
Kingstone Cos., Inc.+	60,300	982,890
Landmark Bancorp, Inc.	1,600	45,200
MFC Bancorp, Ltd.*+	5,380	50,518
Northeast Bancorp	39,100	1,022,465
Provident Bancorp, Inc.*+	2,600	60,190

4	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Regional Management Corp.*	56,500	$ 1,367,865
SB Financial Group, Inc.	32,822	563,226
Security National Financial Corp., Class A*	78,308	399,371
Shore Bancshares, Inc.	98,300	1,636,695
TriplePoint Venture Growth BDC Corp.	9,500	127,300

		20,429,231

Health Care - 19.83%
American Shared Hospital Services*	41,200	117,420
Bioanalytical Systems, Inc.*	24,610	42,821
Chembio Diagnostics, Inc.*+	80,100	496,620
Chiasma, Inc.*	59,300	151,215
CombiMatrix Corp.*+	39,800	298,500
Cumberland Pharmaceuticals, Inc.*	16,400	115,784
Cutera, Inc.*	52,900	2,187,415
CynergisTek, Inc.*+	171,000	624,150
Digirad Corp.	148,900	513,705
Electromed, Inc.*	191,938	1,403,067
Five Star Senior Living, Inc.*	45,228	70,103
FONAR Corp.*	59,192	1,805,356
Harvard Bioscience, Inc.*	416,600	1,562,250
InfuSystems Holdings, Inc.*	273,798	561,286
Juniper Pharmaceuticals, Inc.*	156,500	712,075
Kewaunee Scientific Corp.	10,200	300,900
Kindred Biosciences, Inc.*	13,900	109,115
Leap Therapeutics, Inc.*+	29,800	172,840
Misonix, Inc.*+	28,100	281,000
Novelion Therapeutics, Inc.*+	10,000	70,300
Nuvectra Corp.*+	156,200	2,071,212
RTI Surgical, Inc.*	312,890	1,423,650
SeaSpine Holdings Corp.*	20,800	233,376
Sientra, Inc.*+	152,300	2,345,420
Strata Skin Sciences, Inc.*	85,000	150,450
SunLink Health Systems, Inc.*	4,700	7,050
Synlogic, Inc.*	2,114	40,198
Veracyte, Inc.*	222,600	1,952,202
Vical, Inc.*	87,496	209,990

		20,029,470

Industrials - 12.57%
Acme United Corp.	5,200	119,600
ARC Document Solutions, Inc.*	63,600	260,124

Industry Company	Shares	Value

Industrials (continued)
BlueLinx Holdings, Inc.*	25,600	$ 264,448
Cenveo, Inc.*+	7,675	26,939
Chicago Rivet & Machine Co.	1,900	58,900
CompX International, Inc.	1,620	24,705
Continental Materials Corp.*	4,150	80,095
Ecology & Environment, Inc., Class A	20,192	240,285
Fuel Tech, Inc.*	51,200	52,224
Goldfield Corp. (The)*	263,600	1,660,680
Highpower International, Inc.*+	144,300	656,565
LSI Industries, Inc.	54,900	362,889
Preformed Line Products Co.	623	41,928
Radiant Logistics, Inc.*	306,600	1,628,046
RCM Technologies, Inc.*	16,100	92,092
Safe Bulkers, Inc.*	564,800	1,547,552
Sterling Construction Co., Inc.*	146,100	2,225,103
Titan Machinery, Inc.*	86,800	1,348,004
Virco Manufacturing Corp.*	17,600	96,800
Willdan Group, Inc.*+	58,929	1,912,835

		12,699,814

Information Technology - 19.67%
Amtech Systems, Inc.*	73,300	878,134
Aviat Networks, Inc.*	25,013	426,722
Determine, Inc.*+	45,233	97,025
Echelon Corp.*	4,158	19,459
GlobalSCAPE, Inc.	98,500	377,255
Identiv, Inc.*+	67,000	310,880
Inseego Corp.*+	46,900	70,819
inTEST Corp.*	178,100	1,478,230
Inuvo, Inc.*	2,600	2,587
Iteris, Inc.*+	267,402	1,778,223
KEMET Corp.*	18,000	380,340
Lantronix, Inc.*	188,476	457,997
Marin Software, Inc.*	361,200	632,100
MaxPoint Interactive, Inc.*	9,800	136,122
Napco Security Technologies, Inc.*+	91,300	885,610
Network-1 Technologies, Inc.	312,400	1,202,740
Optical Cable Corp.*	14,200	30,530
PAR Technology Corp.*	56,900	594,036
PCM, Inc.*+	82,380	1,153,320
PC-Tel, Inc.	106,800	672,840
Planet Payment, Inc.*	7,300	31,317
PRGX Global, Inc.*	67,800	474,600

www.bridgeway.com	5

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Professional Diversity Network, Inc.*+	16,040	$ 61,273
Quantum Corp.*+	50,100	306,612
QuinStreet, Inc.*	123,300	906,255
Rubicon Technology, Inc.*+	32,600	269,276
Sigma Designs, Inc.*	301,800	1,901,340
Socket Mobile, Inc.*+	13,900	52,681
StarTek, Inc.*	78,600	923,550
Telaria, Inc.*	217,100	946,556
TESSCO Technologies, Inc.	16,200	201,690
TransAct Technologies, Inc.	23,600	230,100
Travelzoo*	29,600	254,560
UTStarcom Holdings Corp.*+	48,600	116,640
Xplore Technologies Corp.*	105,600	371,712
YuMe, Inc.	265,900	1,231,117

		19,864,248

Materials - 2.08%
China Green Agriculture, Inc.*	349,600	430,008
Core Molding Technologies, Inc.	300	6,582
Flexible Solutions International, Inc.*	4,507	7,752
Gulf Resources, Inc.*	330,400	617,848
UFP Technologies, Inc.*	13,900	390,590
Universal Stainless & Alloy Products, Inc.*	31,100	648,435

		2,101,215

Real Estate - 1.19%
American Realty Investors, Inc.*	7,100	61,415
BRT Apartments Corp.	9,600	102,912
Maui Land & Pineapple Co., Inc.*+	35,800	499,410
Nam Tai Property, Inc.+	33,800	366,730
Sotherly Hotels, Inc.+	29,170	171,811

		1,202,278

Telecommunication Services - 1.17%
Alaska Communications
Systems Group, Inc.*	364,900	828,323
Fusion Telecommunications International, Inc.*+	105,700	287,504
Hawaiian Telcom Holdco, Inc.*	2,100	62,622

		1,178,449

TOTAL COMMON STOCKS - 98.50%		99,486,452

(Cost $90,208,867)

Industry Company		Shares	Value

WARRANTS - 0.00%
Novelion Therapeutics, Inc. Class Action expire 12/31/21*Δ		34,500	$—
Novelion Therapeutics, Inc. DOJ/SEC expire 12/31/21*Δ		34,500	—

TOTAL WARRANTS - 0.00%			—

(Cost $ — )

	Rate^	Shares	Value

MONEY MARKET FUND - 1.50%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	1,515,103	1,515,103

TOTAL MONEY MARKET FUND - 1.50%			1,515,103

(Cost $1,515,103)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.79%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	6,856,681	6,856,681

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 6.79%			6,856,681

(Cost $6,856,681)

TOTAL INVESTMENTS - 106.79%			$107,858,236
(Cost $98,580,651)
Liabilities in Excess of Other Assets - (6.79%)			(6,861,195)

NET ASSETS - 100.00%			$100,997,041

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $6,624,611 as of September 30, 2017.

6	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$99,486,452	$ —	$ —	$99,486,452
Warrants	—	—	0	0
Money Market Fund	—	1,515,103	—	1,515,103
Investments Purchased with Cash Proceeds from Securities Lending	—	6,856,681	—	6,856,681

TOTAL	$99,486,452	$8,371,784	$ 0	$107,858,236

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

See Notes to Schedule of Investments.

www.bridgeway.com	7

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.02%
Consumer Discretionary - 13.16%
A.H. Belo Corp., Class A	65,400	$300,840
AMCON Distributing Co.	3,900	331,500
Ark Restaurants Corp.	9,900	236,115
Ascent Capital Group, Inc., Class A*	61,400	800,656
Ballantyne Strong, Inc.*	117,020	713,822
Bassett Furniture Industries, Inc.	12,234	461,222
Beasley Broadcast Group, Inc., Class A+	28,125	329,063
Big 5 Sporting Goods Corp.+	70,748	541,222
Boot Barn Holdings, Inc.*+	70,000	623,000
Bravo Brio Restaurant Group, Inc.*+	59,394	135,121
Build-A-Bear Workshop, Inc.*	55,500	507,825
CafePress, Inc.*	53,588	96,994
Charles & Colvard, Ltd.*	50,521	43,953
Cherokee, Inc.*+	76,100	209,275
China XD Plastics Co., Ltd.*	56,000	263,200
Christopher & Banks Corp.*	130,000	176,800
Citi Trends, Inc.	18,000	357,660
Clarus Corp.*	69,600	522,000
Collectors Universe, Inc.	36,960	885,931
Container Store Group, Inc. (The)*+	150,000	631,500
CSS Industries, Inc.	29,150	840,103
Culp, Inc.	5,200	170,300
Delta Apparel, Inc.*+	32,988	709,572
Destination Maternity Corp.*+	94,155	157,239
Destination XL Group, Inc.*+	141,822	269,462
DGSE Cos., Inc.*	8,045	10,780
Dixie Group, Inc. (The)*	100,600	402,400
Dover Downs Gaming & Entertainment, Inc.*	142,580	146,857
Dover Motorsports, Inc.	123,396	252,962
Drive Shack, Inc.	105,000	379,050
Educational Development Corp.+	41,200	395,520
Emerson Radio Corp.*	198,100	265,454
Escalade, Inc.	39,780	541,008
EVINE Live, Inc.*	496,286	516,137
Famous Dave’s of America, Inc.*+	45,200	183,060
Gaia, Inc.*	48,400	580,800
Gaming Partners International Corp.	56,300	624,930
Golden Entertainment, Inc.*	17,700	431,526
Harte-Hanks, Inc.*	213,900	228,873

Industry Company	Shares	Value

Consumer Discretionary (continued)
Hemisphere Media Group, Inc.*+	20,000	$ 239,000
Horizon Global Corp.*+	10,700	188,748
J Alexander’s Holdings, Inc.*	83,800	972,080
JAKKS Pacific, Inc.*+	221,400	664,200
Jamba, Inc.*+	74,462	643,352
Johnson Outdoors, Inc., Class A	10,800	791,424
Kirkland’s, Inc.*	82,400	941,832
Kona Grill, Inc.*+	52,500	199,500
Lakeland Industries, Inc.*+	51,557	726,954
Lee Enterprises, Inc.*+	246,700	542,740
Libbey, Inc.	15,000	138,900
Liberty Tax, Inc.	52,800	760,320
Lifetime Brands, Inc.	45,000	823,500
Lincoln Educational Services Corp.*	103,400	258,500
Luby’s, Inc.*	164,500	435,925
MCBC Holdings, Inc.*	55,000	1,120,900
McClatchy Co. (The), Class A*+	19,435	143,625
Nathan’s Famous, Inc.*	12,000	887,400
National American University Holdings, Inc.+	350,988	751,114
Nevada Gold & Casinos, Inc.*	120,000	280,800
New Home Co. Inc., (The)*	70,500	786,780
New York & Co., Inc.*	308,500	641,680
Noodles & Co.*+	129,600	570,240
P&F Industries, Inc., Class A+	10,500	76,020
Papa Murphy’s Holdings, Inc.*+	59,900	356,405
Peak Resorts, Inc.	76,000	330,600
Perry Ellis International, Inc.*	35,000	828,100
Red Lion Hotels Corp.*	87,000	752,550
Rocky Brands, Inc.	72,200	967,480
Ruby Tuesday, Inc.*	275,000	588,500
Saga Communications, Inc., Class A	16,866	769,090
Salem Media Group, Inc.	145,100	957,660
Shiloh Industries, Inc.*	124,293	1,292,647
Skyline Corp.*	20,100	243,009
SORL Auto Parts, Inc.*+	79,900	305,218
Sportsman’s Warehouse Holdings, Inc.*+	114,015	514,208
Stanley Furniture Co., Inc.	66,383	78,332
Stein Mart, Inc.+	110,800	144,040
Strattec Security Corp.	16,700	683,030
Superior Uniform Group, Inc.	25,000	572,500

8	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Sypris Solutions, Inc.*	39,404	$ 56,742
Tandy Leather Factory, Inc.*	82,000	647,800
Tilly’s, Inc., Class A	102,175	1,225,078
Town Sports International Holdings, Inc.*	173,571	1,214,997
Townsquare Media, Inc., Class A*	74,357	743,570
Trans World Entertainment Corp.*	198,403	396,806
TravelCenters of America LLC*	241,800	1,027,650
Tuesday Morning Corp.*+	200,000	640,000
Turtle Beach Corp.*	267,416	221,955
Unique Fabricating, Inc.+	54,800	463,060
Universal Technical Institute, Inc.*	145,000	503,150
US Auto Parts Network, Inc.*	164,751	476,130
VOXX International Corp.*	134,500	1,149,975
Xcel Brands, Inc.*	44,000	162,800
ZAGG, Inc.*	80,000	1,260,000

		48,432,348

Consumer Staples - 1.84%
Alico, Inc.	8,700	297,105
Arcadia Biosciences, Inc.*	40,000	17,200
Castle Brands, Inc.*+	899,187	1,204,911
CCA Industries, Inc.*	15,752	52,769
Inventure Foods, Inc.*+	115,613	542,225
Lifeway Foods, Inc.*	90,152	802,353
Limoneira Co.	2,596	60,149
Mannatech, Inc.	13,600	193,120
Natural Alternatives International, Inc.*	34,910	371,792
Natural Grocers by Vitamin Cottage, Inc.*+	86,000	479,880
Oil-Dri Corp. of America	27,500	1,345,575
Orchids Paper Products Co.+	35,000	492,800
Reed’s, Inc.*	53,700	118,140
Rocky Mountain Chocolate Factory, Inc.	30,000	354,300
Seneca Foods Corp., Class A*	7,000	241,500
United-Guardian, Inc.	10,000	188,000

		6,761,819

Energy - 8.47%
Adams Resources & Energy, Inc.	24,300	1,008,450
Aemetis, Inc.*	225,439	196,132

Industry Company	Shares	Value

Energy (continued)
Amyris, Inc.*+	45,000	$ 144,000
Approach Resources, Inc.*+	274,900	689,999
Aspen Aerogels, Inc.*+	200,130	870,566
Bristow Group, Inc.+	115,000	1,075,250
CARBO Ceramics, Inc.*+	50,500	435,815
Cloud Peak Energy, Inc.*	250,000	915,000
Cobalt International Energy, Inc.*	186,700	266,981
Comstock Resources, Inc.*+	101,480	616,998
Contango Oil & Gas Co.*	165,000	829,950
Dawson Geophysical Co.*	128,139	580,470
Earthstone Energy, Inc., Class A*+	62,002	681,402
Era Group, Inc.*	97,350	1,089,347
Evolution Petroleum Corp.+	217,123	1,563,286
EXCO Resources, Inc.*+	135,000	180,900
Gastar Exploration, Inc.*+	780,200	686,264
Geospace Technologies Corp.*	46,663	831,535
Goodrich Petroleum Corp.*	50,000	485,500
Gulf Island Fabrication, Inc.	54,700	694,690
Harvest Natural Resources, Inc.Δ+	56,125	28,063
Independence Contract Drilling, Inc.*	273,000	1,037,400
ION Geophysical Corp.*+	127,816	1,215,530
Jones Energy, Inc., Class A*+	243,958	468,399
Lilis Energy, Inc.*+	170,000	759,900
Lonestar Resources US, Inc., Class A*	186,500	654,615
Matrix Service Co.*	65,000	988,000
Mexco Energy Corp.*	12,000	53,400
Mitcham Industries, Inc.*	141,900	495,231
Natural Gas Services Group, Inc.*	47,185	1,340,054
New Concept Energy, Inc.*+	8,400	10,920
Northern Oil and Gas, Inc.*+	326,000	293,400
Overseas Shipholding Group, Inc., Class A*	285,000	749,550
Panhandle Oil & Gas, Inc., Class A	23,594	561,537
Parker Drilling Co.*	679,630	747,593
PetroQuest Energy, Inc.*	168,457	385,767
PHI, Inc.*	54,550	641,508
Pioneer Energy Services Corp.*	280,000	714,000
Resolute Energy Corp.*+	48,000	1,425,120
REX American Resources Corp.*	9,249	867,834

www.bridgeway.com	9

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Ring Energy, Inc.*+	16,958	$ 245,721
SAExploration Holdings, Inc.*	—	—
Uranium Energy Corp.*+	395,000	545,100
VAALCO Energy, Inc.*	237,100	194,422
W&T Offshore, Inc.*	325,000	991,250
Westmoreland Coal Co.*	200,660	511,683
Willbros Group, Inc.*	300,000	966,000
Zion Oil & Gas, Inc.*+	132,285	451,092

		31,185,624

Financials - 19.80%
1347 Property Insurance Holdings, Inc.*	38,400	295,680
1st Constitution Bancorp	38,733	703,004
A-Mark Precious Metals, Inc.	44,500	734,695
American National Bankshares, Inc.	29,746	1,225,535
American River Bankshares	56,000	785,680
AmeriServ Financial, Inc.	155,671	622,684
Anchor Bancorp, Inc.*	22,000	544,500
ASB Bancorp, Inc.*	21,000	947,100
Ashford, Inc.*+	4,000	242,400
Asta Funding, Inc.*	68,400	516,420
Atlantic American Corp.	21,056	66,326
Atlantic Coast Financial Corp.*	57,150	503,492
Atlanticus Holdings Corp.*	60,812	141,084
Auburn National Bancorporation, Inc.+	2,974	104,090
B. Riley Financial, Inc.	25,212	429,865
Bank of Commerce Holdings	87,441	1,005,572
Bankwell Financial Group, Inc.	20,937	773,413
BCB Bancorp, Inc.	55,212	770,207
C&F Financial Corp.	15,400	847,000
California First National Bancorp	31,257	565,752
Capitala Finance Corp.	81,280	775,411
Capstar Financial Holdings, Inc.*+	40,000	783,200
CB Financial Services, Inc.	21,700	645,575
Chemung Financial Corp.	14,998	706,406
Citizens Community Bancorp, Inc.	35,600	495,196
Citizens First Corp.+	2,581	61,531
Citizens Holding Co.+	20,670	515,717
CM Finance, Inc.	35,000	327,250
Codorus Valley Bancorp, Inc.	26,725	820,725
Cohen & Co., Inc.+	3,000	32,760

Industry Company	Shares	Value

Financials (continued)
Colony Bankcorp, Inc.	22,868	$ 306,431
Community West Bancshares	38,357	396,995
Consumer Portfolio Services, Inc.*	155,100	707,256
County Bancorp, Inc.	24,000	721,200
Eagle Bancorp Montana, Inc.	6,289	115,718
eHealth, Inc.*	45,000	1,075,050
Entegra Financial Corp.*+	26,800	668,660
ESSA Bancorp, Inc.	59,000	926,300
Evans Bancorp, Inc.	18,701	807,883
Farmers Capital Bank Corp.	27,058	1,137,789
Federated National Holding Co.	49,012	765,077
Fifth Street Senior Floating Rate Corp.	103	906
First Acceptance Corp.*	394,700	422,329
First Bancorp, Inc.	20,800	630,448
First Bancshares, Inc. (The)	30,094	907,334
First Bank+	19,345	257,289
First Business Financial Services, Inc.	42,308	962,507
First Financial Northwest, Inc.	47,000	798,530
First Internet Bancorp	25,000	807,500
First Northwest Bancorp*	15,000	256,500
First South Bancorp, Inc.	56,980	1,055,839
First United Corp.*	12,192	201,168
GAIN Capital Holdings, Inc.	94,400	603,216
Global Brokerage, Inc.*+	26,000	44,200
Great Elm Capital Group, Inc.*	1,666	5,914
Guaranty Federal Bancshares, Inc.+	20,856	446,527
Hallmark Financial Services, Inc.*	80,400	933,444
Hawthorn Bancshares, Inc.+	26,000	538,200
Health Insurance Innovations, Inc., Class A*+	30,300	439,350
HMN Financial, Inc.*	30,000	535,500
Home Bancorp, Inc.	42,300	1,768,986
HopFed Bancorp, Inc.	32,988	475,357
Horizon Technology Finance Corp.+	24,400	271,084
Impac Mortgage Holdings, Inc.*+	20,000	261,200
Independence Holding Co.	39,743	1,003,511
Investar Holding Corp.+	5,000	120,500
Investors Title Co.	3,500	626,745
JMP Group LLC+	96,851	544,303

10	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
KCAP Financial, Inc.+	166,600	$ 608,090
Lake Shore Bancorp, Inc.+	22,150	358,830
Landmark Bancorp, Inc.	12,165	343,661
Malvern Bancorp, Inc.*+	37,800	1,011,150
Marlin Business Services Corp.	64,500	1,854,375
MBT Financial Corp.	119,185	1,305,076
Medallion Financial Corp.+	95,411	207,042
Medley Management, Inc., Class A+	62,400	383,760
Mid Penn Bancorp, Inc.+	14,348	421,831
MidSouth Bancorp, Inc.+	24,700	297,635
Monroe Capital Corp.+	61,403	878,677
MSB Financial Corp./MD+	25,000	442,500
MutualFirst Financial, Inc.	38,911	1,496,128
Newtek Business Services Corp.+	18,200	324,324
Northeast Bancorp	35,000	915,250
Northrim BanCorp, Inc.	34,750	1,214,512
Norwood Financial Corp.+	12,749	389,099
Ohio Valley Banc Corp.+	19,500	709,800
Oppenheimer Holdings, Inc., Class A	46,550	807,642
Pacific Mercantile Bancorp*+	83,319	762,369
Patriot National, Inc.*+	105,000	141,750
Penns Woods Bancorp, Inc.+	16,400	762,108
Peoples Bancorp of North Carolina, Inc.+	25,301	901,222
Premier Financial Bancorp, Inc.	48,220	1,050,714
Provident Financial Holdings, Inc.	38,617	756,893
Pzena Investment Management, Inc., Class A	52,800	574,992
Regional Management Corp.*	47,000	1,137,870
Riverview Bancorp, Inc.	82,206	690,530
Royal Bancshares of Pennsylvania, Inc., Class A*	78,195	348,750
Safeguard Scientifics, Inc.*	19,500	260,325
Security National Financial Corp., Class A*	53,043	270,519
Select Bancorp, Inc.*+	54,676	640,256
Shore Bancshares, Inc.	42,500	707,625
SI Financial Group, Inc.	47,676	712,756
Silvercrest Asset Management Group Inc., Class A	50,002	727,529

Industry Company	Shares	Value

Financials (continued)
Southern First Bancshares, Inc.*	21,215	$ 771,165
Southern Missouri Bancorp, Inc.	30,000	1,094,700
Southern National Bancorp of Virginia, Inc.	86,194	1,464,436
Summit State Bank	17,200	213,280
Sussex Bancorp+	23,000	545,100
TheStreet, Inc.*	292,700	316,116
Timberland Bancorp, Inc.	34,222	1,072,517
Two River Bancorp	39,968	792,166
Union Bankshares, Inc./Morrisville VT+	1,473	71,293
United Community Bancorp	26,200	504,350
United Security Bancshares	5,400	51,300
Unity Bancorp, Inc.	41,500	821,700
Wayne Savings Bancshares, Inc.+	19,900	346,857
Western New England Bancorp, Inc.	78,362	854,146

		72,869,732

Health Care - 20.21%
AAC Holdings, Inc.*+	98,000	973,140
AcelRx Pharmaceuticals, Inc.*+	281,150	1,293,290
Actinium Pharmaceuticals, Inc.*+	140,200	80,629
AdCare Health Systems, Inc.*	129,601	117,937
Advaxis, Inc.*+	100,000	418,000
Adverum Biotechnologies, Inc.*+	183,900	671,235
Aeglea BioTherapeutics, Inc.*+	75,000	355,500
Agile Therapeutics, Inc.*+	123,000	548,580
Alimera Sciences, Inc.*	460,000	621,000
Almost Family, Inc.*	2,400	128,880
Alphatec Holdings, Inc.*+	44,800	101,248
Alpine Immune Sciences, Inc.*+	15,000	174,000
Altimmune, Inc.	53,002	122,965
Apollo Endosurgery, Inc.*+	99,000	463,320
Applied Genetic Technologies Corp.*	92,400	364,980
Aptevo Therapeutics, Inc.*+	45,802	104,887
Aquinox Pharmaceuticals, Inc.*+	50,000	709,500
Aratana Therapeutics, Inc.*+	131,983	809,056
Ardelyx, Inc.*+	67,500	378,000
ArQule, Inc.*	439,393	487,726

www.bridgeway.com	11

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Arrowhead Pharmaceuticals, Inc.*+	200,000	$ 866,000
Asterias Biotherapeutics, Inc.*+	138,363	470,434
aTyr Pharma, Inc.*+	102,697	518,620
AVEO Pharmaceuticals, Inc.*	280,000	1,022,000
Aviragen Therapeutics, Inc.*	158,470	108,568
Axsome Therapeutics, Inc.*+	50,000	277,500
BioScrip, Inc.*+	277,000	761,750
Bovie Medical Corp.*	124,970	422,399
Calithera Biosciences, Inc.*+	67,600	1,064,700
Cara Therapeutics, Inc.*+	55,000	752,950
CareDx, Inc.*+	117,598	435,113
Cascadian Therapeutics, Inc.*+	222,700	910,843
Castlight Health, Inc., Class B*+	115,500	496,650
Cellular Biomedicine Group, Inc.*+	67,800	722,070
Cempra, Inc.*	150,000	487,500
ChemoCentryx, Inc.*+	48,496	359,840
Chiasma, Inc.*	172,389	439,592
Chimerix, Inc.*	145,000	761,250
Cidara Therapeutics, Inc.*+	69,000	558,900
Clearside Biomedical, Inc.*+	99,200	867,008
Conatus Pharmaceuticals, Inc.*	113,000	620,370
Concert Pharmaceuticals, Inc.*	40,000	590,000
ConforMIS, Inc.*+	209,200	736,384
Connecture, Inc.*+	205,000	137,350
Corindus Vascular Robotics, Inc.*+	400,483	608,734
Corium International, Inc.*+	152,000	1,684,160
CorMedix, Inc.*+	177,701	92,405
Corvus Pharmaceuticals, Inc.*+	85,000	1,354,900
Cumberland Pharmaceuticals, Inc.*	192,500	1,359,050
Curis, Inc.*	377,460	562,415
Cutera, Inc.*	10,200	421,770
Dicerna Pharmaceuticals, Inc.*	160,000	920,000
Digirad Corp.+	100,000	345,000
Dimension Therapeutics, Inc.*	50,800	304,800
Durect Corp.*+	458,600	811,722
Egalet Corp.*+	166,350	212,928
Eiger BioPharmaceuticals, Inc.*+	50,000	550,000
Electromed, Inc.*	50,000	365,500

Industry Company	Shares	Value

Health Care (continued)
Eleven Biotherapeutics, Inc.*+	65,000	$ 102,700
Endocyte, Inc.*+	249,000	351,090
Fate Therapeutics, Inc.*	180,000	712,800
Flex Pharma, Inc.*+	55,189	188,194
Fluidigm Corp.*	113,772	573,411
Fulgent Genetics, Inc.*+	78,100	369,413
Genesis Healthcare, Inc.*	330,000	382,800
Genocea Biosciences, Inc.*+	119,000	173,740
GlycoMimetics, Inc.*+	66,764	934,028
Harvard Bioscience, Inc.*	317,017	1,188,814
Histogenics Corp.*	100,000	198,000
Immune Design Corp.*+	115,000	1,190,250
Infinity Pharmaceuticals, Inc.*	350,000	465,500
InfuSystems Holdings, Inc.*	236,400	484,620
InVivo Therapeutics Holdings Corp.*+	121,350	178,991
Invuity, Inc.*+	75,000	667,500
IRIDEX Corp.*+	56,900	533,153
IsoRay, Inc.*	218,700	112,959
Juniper Pharmaceuticals, Inc.*+	59,200	269,360
Kadmon Holdings, Inc.*+	233,000	780,550
KalVista Pharmaceuticals, Inc.*+	6,000	39,960
Kewaunee Scientific Corp.	14,000	413,000
Kura Oncology, Inc.*+	92,200	1,378,390
Leap Therapeutics, Inc.*+	6,500	37,700
Matinas BioPharma Holdings, Inc.*+	64,000	84,480
MediciNova, Inc.*+	122,710	781,663
Minerva Neurosciences, Inc.*+	120,700	917,320
Misonix, Inc.*	25,000	250,000
NanoViricides, Inc.*+	225,000	256,500
Navidea Biopharmaceuticals, Inc.*+	548,580	227,661
Neos Therapeutics, Inc.*+	40,100	366,915
NewLink Genetics Corp.*+	100,000	1,018,000
NovaBay Pharmaceuticals, Inc.*+	2,000	9,200
Novan, Inc.*+	22,688	127,280
Nuvectra Corp.*	35,300	468,078
Obalon Therapeutics, Inc.*+	25,000	238,250
Ocular Therapeutix, Inc.*+	100,000	618,000
Oncobiologics, Inc.*	113,000	154,810
Oncocyte Corp.*+	130,000	981,500
OncoMed Pharmaceuticals, Inc.*+	83,000	375,160
Oragenics, Inc.*	45,696	19,192

12	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Orexigen Therapeutics, Inc.*	49,100	$ 104,092
Organovo Holdings, Inc.*+	150,000	333,000
Pain Therapeutics, Inc.*+	40,765	165,914
Pfenex, Inc.*	94,500	285,390
Protagonist Therapeutics, Inc.*+	39,000	689,130
Protalix BioTherapeutics, Inc.*	271,672	157,570
Proteostasis Therapeutics, Inc.*+	109,500	229,950
pSivida Corp.*+	100,000	120,000
Quorum Health Corp.*	55,000	284,900
RadNet, Inc.*	25,000	288,750
Rigel Pharmaceuticals, Inc.*	150,000	381,000
RTI Surgical, Inc.*	191,900	873,145
SCYNEXIS, Inc.*+	150,000	361,500
SeaSpine Holdings Corp.*+	93,600	1,050,192
Selecta Biosciences, Inc.*+	25,000	456,250
Senseonics Holdings, Inc.*+	254,727	812,579
Sientra, Inc.*+	109,200	1,681,680
Sierra Oncology, Inc.*	164,300	254,665
Syndax Pharmaceuticals, Inc.*	50,500	590,850
Synlogic, Inc.*+	6,428	122,228
T2 Biosystems, Inc.*+	210,900	885,780
Tabula Rasa HealthCare, Inc.*	61,800	1,652,532
Tactile Systems Technology, Inc.*+	35,000	1,083,250
Tetraphase Pharmaceuticals, Inc.*+	75,000	513,000
Tracon Pharmaceuticals, Inc.*+	54,135	170,525
Utah Medical Products, Inc.	27,900	2,052,045
Veracyte, Inc.*	112,400	985,748
Verastem, Inc.*+	153,900	723,330
Vital Therapies, Inc.*+	175,000	883,750
VIVUS, Inc.*	547,100	541,629
Voyager Therapeutics, Inc.*+	70,000	1,441,300
vTv Therapeutics, Inc. Class A*	60,000	358,800
Zafgen, Inc.*+	159,785	562,443
Zogenix, Inc.*+	41,574	1,457,169
Zynerba Pharmaceuticals, Inc.*+	40,000	334,400

		74,414,466

Industrials - 12.07%
Acacia Research Corp.*	61,000	277,550
Acme United Corp.	7,735	177,905
AeroCentury Corp.*	10,900	154,611

Industry Company	Shares	Value

Industrials (continued)
Air Industries Group*+	80,000	$ 113,600
Allied Motion Technologies, Inc.	35,650	903,371
Alpha Pro Tech, Ltd.*	181,200	697,620
American Superconductor Corp.*+	95,100	431,754
AMREP Corp.*	30,100	204,981
ARC Document Solutions, Inc.*	150,000	613,500
Arotech Corp.*+	121,367	509,741
BG Staffing, Inc.+	37,500	620,625
BlueLinx Holdings, Inc.*	35,600	367,748
CAI International, Inc.*	48,500	1,470,520
Celadon Group, Inc.+	55,700	375,975
Cenveo, Inc.*+	57,662	202,394
Chicago Rivet & Machine Co.	10,000	310,000
Command Security Corp.*+	44,600	135,798
Commercial Vehicle Group, Inc.*	131,000	962,850
CompX International, Inc.	3,200	48,800
Covenant Transportation Group, Inc., Class A*	20,700	599,886
CPI Aerostructures, Inc.*	31,300	292,655
CRA International, Inc.	39,500	1,621,475
DMC Global, Inc.	69,100	1,167,790
Ducommun, Inc.*	14,500	464,725
Eastern Co. (The)	33,600	964,320
Ecology & Environment, Inc., Class A	3,000	35,700
EnviroStar, Inc.+	35,000	967,750
Espey Manufacturing & Electronics Corp.	10,700	240,750
Franklin Covey Co.*	33,334	676,680
FreightCar America, Inc.	20,000	391,200
Fuel Tech, Inc.*	118,628	121,001
Gencor Industries, Inc.*	71,450	1,261,093
General Finance Corp.*+	136,723	690,451
Goldfield Corp. (The)*	108,080	680,904
Graham Corp.+	35,900	747,797
Great Lakes Dredge & Dock Corp.*	205,100	994,735
Hardinge, Inc.	53,300	813,891
HC2 Holdings, Inc.*	104,000	549,120
Highpower International, Inc.*+	50,000	227,500
Hill International, Inc.*	266,551	1,266,117
Houston Wire & Cable Co.*+	59,300	311,325
Hudson Global, Inc.*	389,760	569,050
Hurco Cos., Inc.	41,334	1,719,494

www.bridgeway.com	13

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Innovative Solutions & Support, Inc.*	172,054	$ 626,277
Intersections, Inc.*+	85,300	287,461
Key Technology, Inc.*	43,900	829,271
L.B. Foster Co., Class A	44,000	1,001,000
L.S. Starrett Co. (The), Class A	60,636	539,660
Lawson Products, Inc.*	32,400	816,480
Layne Christensen Co.*+	36,430	457,196
LSI Industries, Inc.	95,100	628,611
Mastech Digital, Inc.*+	6,250	79,875
Miller Industries, Inc.	29,800	832,910
Orion Group Holdings, Inc.*	108,200	709,792
PAM Transportation Services, Inc.*	29,400	703,542
Patriot Transportation Holding, Inc.*	5,203	101,458
Performant Financial Corp.*	310,000	564,200
Perma-Pipe International Holdings, Inc.*	71,100	600,795
Preformed Line Products Co.	8,489	571,310
Radiant Logistics, Inc.*	221,300	1,175,103
RCM Technologies, Inc.*	111,510	637,837
SIFCO Industries, Inc.*	42,432	241,862
Spartan Motors, Inc.	54,800	605,540
Sparton Corp.*	48,300	1,121,043
Tel-Instrument Electronics Corp.*+	15,000	51,750
Transcat, Inc.*	5,200	70,980
Twin Disc, Inc.*+	56,600	1,053,326
Ultralife Corp.*	112,400	758,700
Versar, Inc.*	173,538	24,989
Virco Manufacturing Corp.*	14,600	80,300
Volt Information Sciences, Inc.*	181,576	571,964
Willdan Group, Inc.*	45,000	1,460,700
Willis Lease Finance Corp.*	39,000	959,010
Xerium Technologies, Inc.*	64,550	308,549

		44,426,243

Information Technology - 16.45%
Aerohive Networks, Inc.*	53,279	217,911
Agilysys, Inc.*	75,000	896,250
ALJ Regional Holdings, Inc.*+	88,000	304,480
Amber Road, Inc.*	123,300	946,944
American Software, Inc., Class A	35,700	405,552
Amtech Systems, Inc.*+	57,500	688,850
AstroNova, Inc.	32,800	424,760
Aviat Networks, Inc.*+	6,186	105,533

Industry Company	Shares	Value

Information Technology (continued)
Avid Technology, Inc.*+	150,000	$ 681,000
Aware, Inc.*	24,979	116,152
AXT, Inc.*	201,006	1,839,205
Black Box Corp.	91,109	296,104
Brightcove, Inc.*	143,300	1,031,760
BroadVision, Inc.*+	72,749	287,359
BSQUARE Corp.*	79,500	413,400
Care.com, Inc.*	100,000	1,589,000
Clearfield, Inc.*+	58,000	788,800
Communications Systems, Inc.	103,800	433,884
Computer Task Group, Inc.	83,800	449,168
Concurrent Computer Corp.	75,700	454,200
CPI Card Group, Inc.	320,000	377,600
CSP, Inc.	38,700	424,152
CyberOptics Corp.*+	42,550	691,438
DHI Group, Inc.*	100,000	260,000
Digi International, Inc.*	55,000	583,000
DSP Group, Inc.*	25,000	325,000
Echelon Corp.*+	30,000	140,400
Edgewater Technology, Inc.*	91,212	594,702
Electro Scientific Industries, Inc.*	126,700	1,763,664
EMCORE Corp.*	98,702	809,356
Everi Holdings, Inc.*	13,500	102,465
Everspin Technologies, Inc.*+	29,853	510,188
Exa Corp.*	74,150	1,792,947
Frequency Electronics, Inc.*	41,000	384,990
GlobalSCAPE, Inc.	176,600	676,378
GSE Systems, Inc.*+	195,125	692,694
GSI Technology, Inc.*+	161,417	1,173,502
ID Systems, Inc.*	83,000	623,330
IEC Electronics Corp.*	73,450	362,108
Information Services Group, Inc.*	183,300	736,866
Innodata, Inc.*	294,955	442,432
Inseego Corp.*+	271,900	410,569
Intelligent Systems Corp.*+	35,362	135,118
Intermolecular, Inc.*	247,600	252,552
Internap Corp.*+	80,400	349,740
inTEST Corp.*	49,500	410,850
Intevac, Inc.*	101,533	857,954
IntriCon Corp.*	21,500	260,150
Inuvo, Inc.*	265,600	264,272
iPass, Inc.*	50,000	33,000
Issuer Direct Corp.	25,000	333,255
Iteris, Inc.*	60,520	402,458
Key Tronic Corp.*	57,100	411,691
KVH Industries, Inc.*	84,510	1,009,894
Leaf Group, Ltd.*+	80,000	552,000

14	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Limelight Networks, Inc.*	176,537	$ 700,852
Liquidity Services, Inc.*	102,000	601,800
Marchex, Inc., Class B*	87,400	270,066
Marin Software, Inc.*	167,400	292,950
Mattersight Corp.*+	164,896	461,709
MaxPoint Interactive, Inc.*	30,000	416,700
Maxwell Technologies, Inc.*+	80,000	410,400
Napco Security Technologies Inc.*	100,176	971,707
Network-1 Technologies, Inc.	65,000	250,250
Numerex Corp., Class A*	36,008	136,830
PAR Technology Corp.*	104,750	1,093,590
PCM, Inc.*	54,200	758,800
PC-Tel, Inc.	91,100	573,930
Perceptron, Inc.*	80,000	631,200
Pixelworks, Inc.*	113,900	536,469
PRGX Global, Inc.*	143,100	1,001,700
QAD, Inc., Class B	8,250	225,885
Quantum Corp.*	147,050	899,946
QuinStreet, Inc.*	196,547	1,444,620
Qumu Corp.*	62,300	187,523
Radisys Corp.*	259,300	355,241
RealNetworks, Inc.*	153,800	738,240
Reis, Inc.	54,800	986,400
RELM Wireless Corp.+	168,744	607,478
RF Industries, Ltd.+	35,000	80,500
Richardson Electronics, Ltd.	102,011	609,006
Rosetta Stone, Inc.*	103,160	1,053,264
Seachange International, Inc.*	184,000	504,160
Sigma Designs, Inc.*	137,200	864,360
SMTC Corp.*	149,000	193,700
Spark Networks, Inc.*	249,500	304,390
StarTek, Inc.*	65,000	763,750
Synacor, Inc.*	172,800	466,560
TechTarget, Inc.*	16,392	195,720
Telaria, Inc.*	460,200	2,006,472
TESSCO Technologies, Inc.	44,500	554,025
TransAct Technologies, Inc.	80,688	786,708
Travelzoo*	70,000	602,000
Trio-Tech International*	6,000	31,440
Ultra Clean Holdings, Inc.*	10,000	306,200
Upland Software, Inc.*+	34,000	719,440
USA Technologies, Inc.*+	171,400	1,071,250
Vishay Precision Group, Inc.*	56,900	1,388,360
Wayside Technology Group, Inc.	35,298	478,288

Industry Company	Shares	Value

Information Technology (continued)
Wireless Telecom Group, Inc.*	113,100	$ 188,877
YuMe, Inc.	156,226	723,326
Zedge, Inc., Class B*	16,855	32,362
Zix Corp.*	117,582	574,976

		60,574,447

Materials - 3.51%
Advanced Emissions Solutions, Inc.+	77,075	845,513
Ampco-Pittsburgh Corp.	69,499	1,209,283
BioAmber, Inc.*+	166,700	81,683
Codexis, Inc.*	232,500	1,546,125
Core Molding Technologies, Inc.	45,100	989,494
Flexible Solutions International, Inc.*	41,200	70,864
Friedman Industries, Inc.	57,000	350,550
Gold Resource Corp.+	143,603	538,511
Gulf Resources, Inc.*	285,900	534,633
Intrepid Potash, Inc.*+	250,000	1,090,000
LSB Industries, Inc.*+	105,000	833,700
Northern Technologies International Corp.*	13,950	230,175
Olympic Steel, Inc.	43,200	950,400
Orient Paper, Inc.*	163,811	134,325
Pershing Gold Corp.*+	52,464	154,769
Ryerson Holding Corp.*	17,036	184,841
Synalloy Corp.*	77,400	967,500
Trecora Resources*	30,000	399,000
Universal Stainless & Alloy Products, Inc.*	48,286	1,006,763
Verso Corp., Class A*	161,000	819,490

		12,937,619

Real Estate - 1.12%
Consolidated-Tomoka Land Co.	21,249	1,276,427
Griffin Industrial Realty, Inc.	17,905	650,847
Maui Land & Pineapple Co., Inc.*+	30,000	418,500
Stratus Properties, Inc.+	37,150	1,125,645
Transcontinental Realty Investors, Inc.*+	2,300	62,560
Trinity Place Holdings, Inc.*	85,100	597,402

		4,131,381

Telecommunication Services - 1.18%
Alaska Communications Systems Group, Inc.*	243,000	551,610

www.bridgeway.com	15

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Telecommunication Services (continued)
Hawaiian Telcom Holdco, Inc.*	45,642	$ 1,361,044
Ooma, Inc.*+	72,500	764,875
Straight Path Communications, Inc., Class B*	9,143	1,651,866

		4,329,395

Utilities - 1.21%
Artesian Resources Corp., Class A	21,500	812,700
Cadiz, Inc.*+	71,700	910,590
Genie Energy, Ltd., Class B+	98,667	646,269
Global Water Resources, Inc.	7,000	65,940
RGC Resources, Inc.+	12,000	342,840
Spark Energy, Inc., Class A+	43,000	645,000
York Water Co., (The)+	30,214	1,024,255

		4,447,594

TOTAL COMMON STOCKS - 99.02%		364,510,668

(Cost $277,411,722)

EXCHANGE TRADED FUND - 0.22%
iShares Micro-Cap ETF+	8,525	805,186

TOTAL EXCHANGE TRADED FUND - 0.22%		805,186

(Cost $218,805)

WARRANTS - 0.00%
BioTime, Inc., expire 10/01/18*+	16,058	3,372
SAExploration Series A, expire 07/27/21*Δ	848	—
SAExploration Series B, expire 07/27/21*Δ	848	—

TOTAL WARRANTS - 0.00%		3,372

(Cost $15,589)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.93%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	3,422,068	$3,422,068

TOTAL MONEY MARKET FUND - 0.93%			3,422,068

(Cost $3,422,068)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.89%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%		47,452,381

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 12.89%			47,452,381

(Cost $47,452,381)

TOTAL INVESTMENTS - 113.06%			$416,193,675
(Cost $328,520,565)
Liabilities in Excess of Other Assets - (13.06%)			(48,087,695)

NET ASSETS - 100.00%			$368,105,980

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $45,795,462 as of September 30, 2017.

LLC - Limited Liability Company

16	Quarterly Report | September 30, 2017 (Unaudited)

Ultra-Small Company Market Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$364,482,605	$ —	$28,063	$364,510,668
Exchange Traded Fund	805,186	—	—	805,186
Warrants	3,372	—	0	3,372
Money Market Fund	—	3,422,068	—	3,422,068
Investments Purchased with Cash Proceeds from Securities Lending	—	47,452,381	—	47,452,381

TOTAL	$365,291,163	$50,874,449	$28,063	$416,193,675

(a)	- Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Warrants	Total
Balance as of 06/30/2017	$ 28,063	$ 0	$28,063
Purchases	—	—	—
Sales	—	—	—
Realized Gain/(Loss)	—	—	—
Change in Unrealized Appreciation/ (Depreciation)	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—

Balance as of 09/30/2017	$28,063	$ 0	$28,063

Net Change in Unrealized Appreciation (Depreciation) from Investments Held as of 09/30/2017	$ —	$ —	$ —

See Notes to Schedule of Investments.

www.bridgeway.com	17

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value
COMMON STOCKS - 100.04%
Consumer Discretionary - 14.50%
Aaron’s, Inc.	925	$40,358
Adtalem Global Education, Inc.	815	29,218
Arcos Dorados Holdings, Inc., Class A*	1,650	16,582
At Home Group, Inc.*+	800	18,272
Bassett Furniture Industries, Inc.	150	5,655
Belmond, Ltd., Class A*	1,385	18,905
Bob Evans Farms, Inc.	250	19,377
Boyd Gaming Corp.	1,500	39,075
Caesars Entertainment Corp.*+	2,000	26,700
Cambium Learning Group, Inc.*	600	3,978
Central European Media Enterprises, Ltd., Class A*	1,900	7,695
Century Communities, Inc.*	350	8,645
Chegg, Inc.*	1,400	20,776
Dana, Inc.	1,925	53,823
Del Taco Restaurants, Inc.*	500	7,670
Empire Resorts, Inc.*+	400	8,940
Fox Factory Holding Corp.*	505	21,766
Golden Entertainment, Inc.*	300	7,314
Green Brick Partners, Inc.*	650	6,435
ILG, Inc.	1,675	44,773
iRobot Corp.*+	375	28,898
Johnson Outdoors, Inc., Class A	100	7,328
KB Home+	1,150	27,738
La-Z-Boy, Inc.	650	17,485
Loral Space & Communications, Inc.*+	300	14,850
Malibu Boats, Inc., Class A*	250	7,910
Monarch Casino & Resort, Inc.*	250	9,882
Movado Group, Inc.	200	5,600
MSG Networks, Inc., Class A*	800	16,960
Murphy USA, Inc.*	500	34,500
Nathan’s Famous, Inc.*	50	3,698
Ollie’s Bargain Outlet Holdings, Inc.*+	800	37,120
Penn National Gaming, Inc.*	1,200	28,068
PICO Holdings, Inc.*	300	5,010
Pinnacle Entertainment, Inc.*	750	15,982
Ruth’s Hospitality Group, Inc.	400	8,380
Scientific Games Corp., Class A*	1,200	55,020

Industry Company	Shares	Value

Consumer Discretionary (continued)
Standard Motor Products, Inc.	300	$ 14,475
Strayer Education, Inc.	150	13,090
Sturm Ruger & Co., Inc.+	250	12,925
Superior Uniform Group, Inc.	200	4,580
Town Sports International Holdings, Inc.*	350	2,450
Unifi, Inc.*	250	8,908
Weight Watchers International, Inc.*+	850	37,018
William Lyon Homes, Class A*+	400	9,196
Winmark Corp.	50	6,588

		839,616

Consumer Staples - 3.52%
Alico, Inc.	100	3,415
Calavo Growers, Inc.+	250	18,300
Coca-Cola Bottling Co. Consolidated	100	21,575
Hostess Brands, Inc.*	1,375	18,782
John B. Sanfilippo & Son, Inc.	100	6,731
Medifast, Inc.	150	8,906
Nomad Foods, Ltd.*	2,400	34,968
Nu Skin Enterprises, Inc., Class A	700	43,036
Sanderson Farms, Inc.	300	48,456

		204,169

Energy - 1.18%
Advantage Oil & Gas, Ltd.*	2,450	15,435
Evolution Petroleum Corp.	400	2,880
Exterran Corp.*	500	15,805
Geopark, Ltd.*	750	6,570
Isramco, Inc.*+	35	4,060
Panhandle Oil & Gas, Inc., Class A	200	4,760
Par Pacific Holdings, Inc.*	600	12,480
Renewable Energy Group, Inc.*	500	6,075

		68,065

Financials - 15.67%
American National Bankshares, Inc.	100	4,120
Anworth Mortgage Asset Corp.	1,200	7,212
Apollo Commercial Real Estate Finance, Inc.	1,400	25,354

18	Quarterly Report | September 30, 2017 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Arbor Realty Trust, Inc.	800	$ 6,560
Atlantic Capital Bancshares, Inc.*	350	6,352
B. Riley Financial, Inc.	350	5,967
BancFirst Corp.	440	24,970
Bank of Commerce Holdings	200	2,300
Bankwell Financial Group, Inc.	100	3,694
BCB Bancorp, Inc.	150	2,092
Berkshire Hills Bancorp, Inc.	550	21,312
Camden National Corp.	200	8,728
Capital City Bank Group, Inc.	250	6,002
Carolina Financial Corp.+	200	7,176
CenterState Bank Corp.	800	21,440
Chemung Financial Corp.	50	2,355
CIM Commercial Trust Corp.+	750	12,600
City Holding Co.	200	14,382
Codorus Valley Bancorp, Inc.	100	3,071
Commerce Union Bancshares, Inc.+	100	2,318
Community Bankers Trust Corp.*	250	2,300
Community Financial Corp. (The)	50	1,768
Employers Holdings, Inc.	450	20,452
Enova International, Inc.*	400	5,380
Enterprise Bancorp, Inc.	150	5,446
Equity Bancshares, Inc., Class A*	150	5,337
Farmers National Banc Corp.	350	5,268
First BanCorp Southern Pines NC	350	12,044
First Bancorp, Inc.	150	4,546
First Bancshares, Inc. (The)	100	3,015
First Financial Northwest, Inc.	150	2,548
First Guaranty Bancshares, Inc.+	100	2,694
First Internet Bancorp	100	3,230
First Mid-Illinois Bancshares, Inc.	150	5,760
FirstCash, Inc.	650	41,048
German American Bancorp, Inc.	300	11,409
Green Bancorp, Inc.*	500	11,825
Green Dot Corp., Class A*	650	32,227
Greene County Bancorp, Inc.+	100	3,005

Industry Company	Shares	Value

Financials (continued)
Guaranty Bancorp	400	$11,120
HarborOne Bancorp, Inc.*	450	8,464
Health Insurance Innovations, Inc., Class A*+	150	2,175
Heritage Financial Corp.	400	11,800
Hingham Institution for Savings	30	5,708
Home Bancorp, Inc.	100	4,182
Horizon Bancorp	300	8,751
Houlihan Lokey, Inc.	350	13,696
Howard Bancorp, Inc.*	100	2,090
Independence Holding Co.	200	5,050
Independent Bank Corp. MA	350	26,128
Independent Bank Corp. MI	300	6,795
Independent Bank Group, Inc.	350	21,105
Investar Holding Corp.	100	2,410
Kingstone Cos., Inc.	150	2,445
Kinsale Capital Group, Inc.	300	12,951
LegacyTexas Financial Group, Inc.	650	25,948
LendingTree, Inc.*	160	39,112
Live Oak Bancshares, Inc.+	500	11,725
Malvern Bancorp, Inc.*	100	2,675
Moelis & Co., Class A	450	19,372
MTGE Investment Corp.	600	11,640
MutualFirst Financial, Inc.	100	3,845
National Bank Holdings Corp., Class A	350	12,492
National Commerce Corp.*	200	8,560
National Western Life Group, Inc., Class A	50	17,450
Nelnet, Inc., Class A	400	20,200
Newtek Business Services Corp.+	200	3,564
Nicolet Bankshares, Inc.*	150	8,630
NMI Holdings, Inc., Class A*	750	9,300
Northeast Bancorp	100	2,615
Norwood Financial Corp.+	75	2,289
Oconee Federal Financial Corp.+	100	2,804
Old Point Financial Corp.	50	1,620
Orchid Island Capital, Inc.+	600	6,114
Orrstown Financial Services, Inc.	100	2,490
Owens Realty Mortgage, Inc.	150	2,732
Peoples Bancorp of North Carolina, Inc.	50	1,781
Peoples Financial Services Corp.	100	4,780

www.bridgeway.com	19

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Piper Jaffray Cos.	200	$ 11,870
PJT Partners, Inc., Class A	250	9,578
Preferred Bank	200	12,070
Premier Financial Bancorp, Inc.	150	3,268
Provident Bancorp, Inc.*	150	3,472
QCR Holdings, Inc.	200	9,100
Regional Management Corp.*	150	3,632
S&T Bancorp, Inc.	450	17,811
Seacoast Banking Corp. of Florida*	600	14,334
Shore Bancshares, Inc.	150	2,498
SmartFinancial, Inc.*	100	2,406
Southern National Bancorp of Virginia, Inc.	300	5,097
Sutherland Asset Management Corp.+	450	7,065
Timberland Bancorp, Inc.	100	3,134
Tiptree, Inc.	350	2,188
TriState Capital Holdings, Inc.*	400	9,160
Two River Bancorp	100	1,982
Union Bankshares, Inc./Morrisville VT	50	2,420
United Community Financial Corp.	650	6,240
United Security Bancshares	200	1,900
Unity Bancorp, Inc.	150	2,970
Univest Corp. of Pennsylvania	350	11,200
Virtus Investment Partners, Inc.	100	11,605
Washington Trust Bancorp, Inc.	250	14,312
Western New England Bancorp, Inc.	400	4,360

		907,587

Health Care - 14.69%
Addus HomeCare Corp.*	150	5,295
Amicus Therapeutics, Inc.*	2,200	33,176
Antares Pharma, Inc.*+	2,100	6,804
Assembly Biosciences, Inc.*	250	8,730
AtriCure, Inc.*	450	10,066
Atrion Corp.	25	16,800
Avexis, Inc.*+	425	41,110
AxoGen, Inc.*+	400	7,740
BioTelemetry, Inc.*	450	14,850
Calithera Biosciences, Inc.*	450	7,088

Industry Company	Shares	Value

Health Care (continued)
Catalyst Pharmaceuticals, Inc.*	1,100	$ 2,772
Chemed Corp.	220	44,451
ChemoCentryx, Inc.*	650	4,823
CONMED Corp.	350	18,364
Corcept Therapeutics, Inc.*	1,500	28,950
CryoLife, Inc.*	420	9,534
Cutera, Inc.*	200	8,270
Enanta Pharmaceuticals, Inc.*	250	11,700
Ensign Group, Inc. (The)	700	15,813
Enzo Biochem, Inc.*	600	6,282
FibroGen, Inc.*	1,050	56,490
Foundation Medicine, Inc.*+	500	20,100
Genomic Health, Inc.*	450	14,440
Globus Medical, Inc., Class A*	1,300	38,636
HealthEquity, Inc.*	800	40,464
Immunomedics, Inc.*+	1,500	20,970
Inogen, Inc.*	280	26,628
Insmed, Inc.*	800	24,968
K2M Group Holdings, Inc.*+	600	12,726
Keryx Biopharmaceuticals, Inc.*+	1,600	11,360
LeMaitre Vascular, Inc.	250	9,355
LHC Group, Inc.*	250	17,730
Madrigal Pharmaceuticals, Inc.*	150	6,747
Medpace Holdings, Inc.*	500	15,950
MiMedx Group, Inc.*+	1,500	17,820
National Research Corp., Class A	150	5,655
Novocure, Ltd.*	1,200	23,820
OraSure Technologies, Inc.*	800	18,000
Oxford Immunotec Global PLC*	300	5,040
Phibro Animal Health Corp., Class A	250	9,262
Portola Pharmaceuticals, Inc.*	750	40,522
Quality Systems, Inc.*	850	13,370
Revance Therapeutics, Inc.*+	400	11,020
Simulations Plus, Inc.	200	3,100
Supernus Pharmaceuticals, Inc.*	650	26,000
Teladoc, Inc.*+	750	24,862
Tivity Health, Inc.*	500	20,400

20	Quarterly Report | September 30, 2017 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Vocera Communications, Inc.*	400	$ 12,548

		850,601

Industrials - 14.91%
AAON, Inc.	675	23,271
ACCO Brands Corp.*	1,400	16,660
Aerovironment, Inc.*+	300	16,236
Alamo Group, Inc.	150	16,105
Albany International Corp., Class A	400	22,960
Altra Industrial Motion Corp.	400	19,240
Atlas Air Worldwide Holdings, Inc.*	350	23,030
Briggs & Stratton Corp.	550	12,925
Casella Waste Systems, Inc., Class A*	500	9,400
China Yuchai International, Ltd.	500	11,130
Commercial Vehicle Group, Inc.*	400	2,940
CRA International, Inc.	100	4,105
Daseke, Inc.*	500	6,525
Ennis, Inc.	350	6,878
EnPro Industries, Inc.	275	22,146
EnviroStar, Inc.	150	4,148
ESCO Technologies, Inc.	350	20,982
Exponent, Inc.	350	25,865
GATX Corp.+	500	30,780
Gencor Industries, Inc.*	150	2,648
Golden Ocean Group, Ltd.*+	1,700	13,328
GP Strategies Corp.*	200	6,170
Hurco Cos., Inc.	100	4,160
InnerWorkings, Inc.*	700	7,875
John Bean Technologies Corp.	430	43,473
KBR, Inc.	1,900	33,972
Kirby Corp.*	700	46,165
Knight-Swift Transportation Holdings, Inc.*	1,050	43,628
Lindsay Corp.	150	13,785
Mercury Systems, Inc.*	650	33,722
MSA Safety, Inc.	500	39,755
National Presto Industries, Inc.	100	10,645
NN, Inc.	350	10,150
Ply Gem Holdings, Inc.*	900	15,345
RPX Corp.*	650	8,632
Rush Enterprises, Inc., Class A*	500	23,145

Industry Company	Shares	Value

Industrials (continued)
Saia, Inc.*	350	$ 21,928
SkyWest, Inc.	705	30,950
Sterling Construction Co., Inc.*	300	4,569
Student Transportation, Inc.+	1,150	6,877
Terex Corp.	1,200	54,024
Tetra Tech, Inc.	750	34,912
Viad Corp.	250	15,225
Vicor Corp.*	350	8,260
Werner Enterprises, Inc.	950	34,722

		863,391

Information Technology - 20.26%
2U, Inc.*+	650	36,426
Actua Corp.*	500	7,650
Advanced Energy Industries, Inc.*	550	44,418
Alarm.com Holdings, Inc.*+	600	27,108
Appfolio, Inc., Class A*	200	9,590
Applied Optoelectronics, Inc.*+	250	16,167
AVX Corp.	2,300	41,929
Axcelis Technologies, Inc.*	400	10,940
Badger Meter, Inc.	400	19,600
Bel Fuse, Inc., Class B	150	4,680
Benchmark Electronics, Inc.*	650	22,197
Blackhawk Network Holdings, Inc.*	750	32,850
Blucora, Inc.*	600	15,180
Cabot Microelectronics Corp.	350	27,975
Callidus Software, Inc.*	900	22,185
Carbonite, Inc.*	350	7,700
CEVA, Inc.*	300	12,840
CommVault Systems, Inc.*	600	36,480
Electro Scientific Industries, Inc.*	450	6,264
EMCORE Corp.*	300	2,460
Everi Holdings, Inc.*	850	6,452
Extreme Networks, Inc.*	1,450	17,240
FARO Technologies, Inc.*	200	7,650
Globant SA*+	450	18,032
II-VI, Inc.*	850	34,978
Instructure, Inc.*+	400	13,260
Integrated Device Technology, Inc.*+	1,750	46,515
Iteris, Inc.*	400	2,660
Itron, Inc.*	535	41,436

www.bridgeway.com	21

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Ituran Location And Control, Ltd.	300	$ 10,815
Kimball Electronics, Inc.*	300	6,495
Kopin Corp.*+	950	3,962
Limelight Networks, Inc.*	1,400	5,558
Mesa Laboratories, Inc.+	50	7,466
Mimecast, Ltd.*	725	20,604
MINDBODY, Inc., Class A*	600	15,510
New Relic, Inc.*	725	36,105
Nova Measuring Instruments, Ltd.*	350	9,838
Novanta, Inc.*	450	19,620
PAR Technology Corp.*	200	2,088
Power Integrations, Inc.	400	29,280
PROS Holdings, Inc.*	400	9,652
QAD, Inc., Class A	250	8,588
Qualys, Inc.*	500	25,900
RingCentral, Inc., Class A*+	850	35,488
Rogers Corp.*	250	33,320
Rudolph Technologies, Inc.*	400	10,520
Sanmina Corp.*	1,025	38,079
StarTek, Inc.*	200	2,350
Systemax, Inc.	500	13,215
TechTarget, Inc.*	350	4,179
Travelport Worldwide, Ltd.	1,650	25,905
TrueCar, Inc.*+	1,300	20,527
TTM Technologies, Inc.*	1,400	21,518
Ultra Clean Holdings, Inc.*	450	13,779
Upland Software, Inc.*+	250	5,290
USA Technologies, Inc.*	500	3,125
Varonis Systems, Inc.*	350	14,665
Veeco Instruments, Inc.*	650	13,910
Verint Systems, Inc.*	810	33,898
Vishay Intertechnology, Inc.	1,850	34,780
YuMe, Inc.	450	2,084
Zix Corp.*	750	3,668
Zynga, Inc., Class A*	10,300	38,934

		1,173,577

Materials - 7.77%
Calgon Carbon Corp.	650	13,910
Chase Corp.	125	13,925
Core Molding Technologies, Inc.	100	2,194
Domtar Corp.	850	36,882
Ferro Corp.*	1,050	23,415
Ferroglobe PLC	2,300	30,268
FutureFuel Corp.	600	9,444
Greif, Inc., Class A	650	38,051
IAMGOLD Corp.*	6,150	37,515
Kronos Worldwide, Inc.	1,550	35,386

Industry Company	Shares	Value

Materials (continued)
Materion Corp.	250	$ 10,788
Neenah Paper, Inc.	235	20,104
Orion Engineered Carbons SA	775	17,399
Quaker Chemical Corp.	175	25,891
Silgan Holdings, Inc.	1,475	43,409
Stepan Co.	300	25,098
Summit Materials, Inc., Class A*	1,500	48,045
U.S. Concrete, Inc.*+	200	15,260
UFP Technologies, Inc.*	100	2,810

		449,794

Real Estate - 3.54%
CareTrust REIT, Inc.	1,000	19,040
Four Corners Property Trust, Inc.	800	19,936
FRP Holdings, Inc.*	150	6,788
GEO Group, Inc. (The)	1,650	44,385
Gladstone Commercial Corp.	350	7,794
HFF, Inc., Class A	500	19,780
Jernigan Capital, Inc.+	200	4,110
Maui Land & Pineapple Co., Inc.*	250	3,488
RE/MAX Holdings, Inc., Class A	250	15,888
Stratus Properties, Inc.	100	3,030
Terreno Realty Corp.	700	25,326
UMH Properties, Inc.	400	6,220
Xenia Hotels & Resorts, Inc.	1,400	29,470

		205,255

Telecommunication Services - 1.61%
Boingo Wireless, Inc.*	550	11,753
Cogent Communications Holdings, Inc.	600	29,340
Iridium Communications, Inc.*+	1,300	13,390
ORBCOMM, Inc.*+	1,000	10,470
Spok Holdings, Inc.	250	3,838
Vonage Holdings Corp.*	3,000	24,420

		93,211

Utilities - 2.39%
Artesian Resources Corp., Class A	100	3,780
MGE Energy, Inc.	450	29,070
Middlesex Water Co.	200	7,854
PNM Resources, Inc.	1,050	42,315
RGC Resources, Inc.+	100	2,857

22	Quarterly Report | September 30, 2017 (Unaudited)

Small-Cap Momentum Fund SCHEDULE OF INVESTMENTS (continued)

Industry Company	Shares	Value

Common Stocks (continued)
Utilities (continued)
SJW Group	275	$ 15,565
TransAlta Corp.+	3,800	22,230
Unitil Corp.	200	9,892
York Water Co., (The)+	150	5,085

		138,648

TOTAL COMMON STOCKS - 100.04%		5,793,914

(Cost $5,143,861)
EXCHANGE TRADED FUND - 0.36%
iShares Russell 2000 ETF	140	20,745

TOTAL EXCHANGE TRADED FUND - 0.36%		20,745

(Cost $19,001)

	Rate^	Shares	Value

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 13.24%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	766,929	766,929

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 13.24%			766,929

(Cost $766,929)
TOTAL INVESTMENTS - 113.64%			$6,581,588
(Cost $5,929,791)
Liabilities in Excess of Other Assets - (13.64%)			(789,729)

NET ASSETS - 100.00%			$5,791,859

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $756,779 as of September 30, 2017.

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$5,793,914	$—	$ —	$5,793,914

Exchange Traded Fund	20,745	—	—	20,745

Investments Purchased with Cash Proceeds from Securities Lending	—	766,929	—	766,929

TOTAL	$5,814,659	$766,929	$ —	$6,581,588

See Notes to Schedule of Investments.

www.bridgeway.com	23

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 98.07%
Consumer Discretionary - 16.27%
Big Lots, Inc.+	5,900	$ 316,063
BJ’s Restaurants, Inc.*	5,100	155,295
Children’s Place, Inc. (The)	5,700	673,455
Dave & Buster’s Entertainment, Inc.*	9,600	503,808
Hooker Furniture Corp.	2,600	124,150
Hovnanian Enterprises, Inc., Class A*	181,700	350,681
Installed Building Products, Inc.*	11,100	719,280
LCI Industries	5,300	614,005
LGI Homes, Inc.*+	11,300	548,841
Nautilus, Inc.*	19,700	332,930
Noodles & Co.*+	155,900	685,960
Papa John’s International, Inc.	6,600	482,262
Pinnacle Entertainment, Inc.*	5,900	125,729
RH*+	9,700	682,104
Scientific Games Corp., Class A*	16,300	747,355
Sturm Ruger & Co., Inc.	3,000	155,100
Tailored Brands, Inc.	10,500	151,620
ZAGG, Inc.*	34,600	544,950

		7,913,588

Consumer Staples - 0.61%
Medifast, Inc.	5,000	296,850

Financials - 3.30%
Capital Bank Financial Corp., Class A	14,900	611,645
Evercore, Inc. Class A	5,500	441,375
Financial Engines, Inc.	5,300	184,175
Meridian Bancorp, Inc.	11,900	221,935
Ocwen Financial Corp.*+	42,500	146,200

		1,605,330

Health Care - 21.40%
Abaxis, Inc.	2,200	98,230
BioTelemetry, Inc.*	6,000	198,000
Cambrex Corp.*	12,800	704,000
Cempra, Inc.*	152,800	496,600
Corcept Therapeutics, Inc.*	36,300	700,590
Eagle Pharmaceuticals, Inc.*+	6,600	393,624
Emergent BioSolutions, Inc.*	18,000	728,100
Globus Medical, Inc., Class A*	18,000	534,960
HealthSouth Corp.	13,800	639,630
Landauer, Inc.	5,700	383,610
LHC Group, Inc.*	8,800	624,096
Luminex Corp.	12,100	245,993

Industry Company	Shares	Value

Health Care (continued)
Masimo Corp.*	7,500	$ 649,200
MiMedx Group, Inc.*+	12,800	152,064
PRA Health Sciences, Inc.*	9,100	693,147
Quality Systems, Inc.*	12,100	190,333
RadNet, Inc.*	62,800	725,340
Supernus Pharmaceuticals, Inc.*	14,800	592,000
Surmodics, Inc.*	9,600	297,600
Triple-S Management Corp., Class B*	6,200	146,816
Versartis, Inc.*	193,900	475,055
Vocera Communications, Inc.*	23,600	740,332

		10,409,320

Industrials - 20.81%
ABM Industries, Inc.	16,800	700,728
Allegiant Travel Co.+	3,400	447,780
Brink’s Co. (The)	8,600	724,550
Builders FirstSource, Inc.*	41,800	751,982
Commercial Vehicle Group, Inc.*	108,000	793,800
Dycom Industries, Inc.*+	1,900	163,172
GMS, Inc.*	19,800	700,920
Harsco Corp.*	34,800	727,320
Hawaiian Holdings, Inc.*	2,200	82,610
HC2 Holdings, Inc.*	132,700	700,656
HNI Corp.	12,200	505,934
Insperity, Inc.	2,700	237,600
MasTec, Inc.*	15,100	700,640
NN, Inc.	5,300	153,700
Orion Group Holdings, Inc.*	43,300	284,048
Radiant Logistics, Inc.*	143,200	760,392
SPX Corp.*	24,900	730,566
TriNet Group, Inc.*	20,900	702,658
Wabash National Corp.+	10,900	248,738

		10,117,794

Information Technology - 25.56%
Acacia Communications, Inc.*+	5,900	277,890
Advanced Energy Industries, Inc.*	4,300	347,268
Alarm.com Holdings, Inc.*	8,000	361,440
Applied Optoelectronics, Inc.*+	5,200	336,284
Axcelis Technologies, Inc.*	28,100	768,535
Blucora, Inc.*	16,800	425,040
Brightcove, Inc.*	43,100	310,320
Brooks Automation, Inc.	25,000	759,000
CEVA, Inc.*	3,300	141,240

24	Quarterly Report | September 30, 2017 (Unaudited)

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Ciena Corp.*	18,100	$ 397,657
Cirrus Logic, Inc.*	8,500	453,220
CommVault Systems, Inc.*	4,100	249,280
ePlus, Inc.*	7,600	702,620
Extreme Networks, Inc.*	58,300	693,187
Fabrinet*	15,300	567,018
Five9, Inc.*	18,800	449,320
Itron, Inc.*	8,800	681,560
MAXIMUS, Inc.	10,100	651,450
MaxLinear, Inc.*	8,500	201,875
Monolithic Power Systems, Inc.	3,000	319,650
NIC, Inc.	18,600	318,990
Novanta, Inc.*	15,600	680,160
PCM, Inc.*	11,000	154,000
RealPage, Inc.*	12,800	510,720
Rosetta Stone, Inc.*	15,900	162,339
Synaptics, Inc.*+	18,700	732,666
TeleTech Holdings, Inc.	11,500	480,125
Unisys Corp.*+	35,200	299,200

		12,432,054

Materials - 5.34%
Koppers Holdings, Inc.*	12,200	563,030
Trinseo SA	10,300	691,130
U.S. Concrete, Inc.*+	9,500	724,850
Worthington Industries, Inc.	13,400	616,400

		2,595,410

Real Estate - 4.78%
Altisource Portfolio Solutions SA*	27,600	714,012
HFF, Inc., Class A	8,500	336,260
National Health Investors, Inc.	6,400	494,656
Potlatch Corp.	7,600	387,600
Urban Edge Properties	16,199	390,720

		2,323,248

TOTAL COMMON STOCKS - 98.07%		47,693,594

(Cost $40,389,125)

Industry Company		Shares	Value

EXCHANGE TRADED FUND - 1.07%
iShares Russell 2000 Growth ETF+		2,900	$518,984

TOTAL EXCHANGE TRADED FUND - 1.07%			518,984

(Cost $474,403)

	Rate^	Shares	Value

MONEY MARKET FUND - 1.92%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	935,388	935,388

TOTAL MONEY MARKET FUND - 1.92%			935,388

(Cost $935,388)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.12%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	5,408,023	5,408,023

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 11.12%			5,408,023

(Cost $5,408,023)

TOTAL INVESTMENTS - 112.18% (Cost $47,206,939)			$54,555,989
Liabilities in Excess of Other Assets - (12.18%)			(5,922,417)

NET ASSETS - 100.00%			$48,633,572

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $5,305,874 as of September 30, 2017.

www.bridgeway.com	25

Small-Cap Growth Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$47,693,594	$—	$—	$47,693,594
Exchange Traded Fund	518,984	—	—	518,984
Money Market Fund	—	935,388	—	935,388
Investments Purchased with Cash Proceeds from Securities Lending	—	5,408,023	—	5,408,023

TOTAL	$48,212,578	$6,343,411	$—	$54,555,989

See Notes to Schedule of Investments.

26	Quarterly Report | September 30, 2017 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.54%
Consumer Discretionary - 14.91%
American Axle & Manufacturing Holdings, Inc.*	26,900	$ 472,902
Big 5 Sporting Goods Corp.+	39,200	299,880
Caleres, Inc.	11,900	363,188
Conn’s, Inc.*+	21,200	596,780
Container Store Group, Inc. (The)*	58,300	245,443
Cooper Tire & Rubber Co.+	15,100	564,740
Dana, Inc.	51,300	1,434,348
Del Taco Restaurants, Inc.*	35,400	543,036
Fossil Group, Inc.*+	21,500	200,595
KB Home+	26,800	646,416
LGI Homes, Inc.*+	12,700	616,839
MDC Holdings, Inc.	17,800	591,138
Office Depot, Inc.	155,800	707,332
Tailored Brands, Inc.+	35,100	506,844
Tower International, Inc.	23,500	639,200
Weight Watchers International, Inc.*+	22,900	997,295

		9,425,976

Consumer Staples - 5.08%
Central Garden & Pet Co., Class A*	34,800	1,294,212
Sanderson Farms, Inc.+	9,600	1,550,592
SUPERVALU, Inc.*	16,785	365,074

		3,209,878

Energy - 2.28%
Rowan Cos. PLC, Class A*	61,700	792,845
Ship Finance International, Ltd.+	44,900	651,050

		1,443,895

Financials - 25.55%
American Equity Investment Life Holding Co.	28,600	831,688
Argo Group International Holdings Ltd.	11,110	683,265
Banco Latinoamericano de Comercio Exterior SA, Class E	27,700	815,488
Banner Corp.	11,700	716,976
Capitol Federal Financial, Inc.	45,200	664,440
Employers Holdings, Inc.	18,500	840,825
Enstar Group, Ltd.*	2,900	644,815
FBL Financial Group, Inc., Class A	5,200	387,400

Industry Company	Shares	Value

Financials (continued)
First BanCorp Puerto Rico*	129,500	$ 663,040
Heartland Financial USA, Inc.	12,400	612,560
Investors Bancorp, Inc.	60,800	829,312
Kearny Financial Corp.	55,400	850,390
National Western Life Group, Inc., Class A	2,600	907,400
Nationstar Mortgage Holdings, Inc.*	35,000	649,950
Nelnet, Inc., Class A	19,700	994,850
Ocwen Financial Corp.*+	132,000	454,080
Safety Insurance Group, Inc.	9,800	747,740
Selective Insurance Group, Inc.	27,500	1,480,875
TriState Capital Holdings, Inc.*	35,600	815,240
Walker & Dunlop, Inc.*	23,400	1,224,522
Washington Trust Bancorp, Inc.	5,900	337,775

		16,152,631

Health Care - 4.30%
Community Health Systems, Inc.*+	47,900	367,872
Kindred Healthcare, Inc.	87,800	597,040
LHC Group, Inc.*	13,200	936,144
Magellan Health, Inc.*	9,500	819,850

		2,720,906

Industrials - 18.97%
ABM Industries, Inc.	18,500	771,635
ACCO Brands Corp.*	85,600	1,018,640
Aircastle, Ltd.	27,100	604,059
Albany International Corp., Class A	11,600	665,840
Casella Waste Systems, Inc., Class A*	19,500	366,600
EMCOR Group, Inc.	10,100	700,738
GATX Corp.+	13,100	806,436
Greenbrier Companies., Inc. (The)+	19,700	948,555
Kratos Defense & Security Solutions, Inc.*+	72,200	944,376
MasTec, Inc.*	11,200	519,680
Meritor, Inc.*	41,600	1,082,016
Rush Enterprises, Inc., Class A*	12,600	583,254
Saia, Inc.*	11,800	739,270
SkyWest, Inc.	31,700	1,391,630

www.bridgeway.com	27

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Sterling Construction Co., Inc.*	55,737	$ 848,874

		11,991,603

Information Technology - 15.99%
AVX Corp.	41,100	749,253
Benchmark Electronics, Inc.*	25,100	857,165
Cirrus Logic, Inc.*	9,600	511,872
ePlus, Inc.*	10,200	942,990
Extreme Networks, Inc.*	67,000	796,630
NETGEAR, Inc.*	9,300	442,680
Rosetta Stone, Inc.*	28,400	289,964
Sanmina Corp.*	35,900	1,333,685
Sykes Enterprises, Inc.*	14,400	419,904
Systemax, Inc.	22,200	586,746
Tech Data Corp.*	7,700	684,145
Travelport Worldwide, Ltd.	40,500	635,850
TTM Technologies, Inc.*	36,100	554,857
Unisys Corp.*+	55,800	474,300
Vishay Intertechnology, Inc.	44,100	829,080

		10,109,121

Materials - 4.69%
Cleveland-Cliffs, Inc.*	101,100	722,865
Materion Corp.	20,000	863,000
Ryerson Holding Corp.*	63,900	693,315
SunCoke Energy, Inc.*	74,700	682,758

		2,961,938

Real Estate - 4.60%
Bluerock Residential Growth REIT, Inc.	12,000	132,720
CBL & Associates Properties, Inc.+	87,600	734,964
Cousins Properties, Inc.	90,600	846,204
Education Realty Trust, Inc.	7,900	283,847
Select Income REIT	39,000	913,380

		2,911,115

Telecommunication Services - 1.13%
Intelsat SA*	113,400	532,980
Windstream Holdings, Inc.+	103,100	182,487

		715,467

Utilities - 2.04%
ALLETE, Inc.	8,500	656,965
NorthWestern Corp.	11,100	632,034

		1,288,999

TOTAL COMMON STOCKS - 99.54%		62,931,529

(Cost $53,519,357)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.88%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	556,109	$556,109

TOTAL MONEY MARKET FUND - 0.88%			556,109

(Cost $556,109)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 15.31%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%		9,680,761

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 15.31%			9,680,761

(Cost $9,680,761)

TOTAL INVESTMENTS - 115.73%			$73,168,399
(Cost $63,756,227)
Liabilities in Excess of Other Assets - (15.73%)			(9,944,684)

NET ASSETS - 100.00%			$63,223,715

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $9,507,467 as of September 30, 2017.

28	Quarterly Report | September 30, 2017 (Unaudited)

Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$62,931,529	—	$ —	$62,931,529
Money Market Fund	—	$ 556,109	—	556,109
Investments Purchased with Cash Proceeds from Securities Lending	—	9,680,761	—	9,680,761

TOTAL	$62,931,529	$10,236,870	$ —	$73,168,399

See Notes to Schedule of Investments

www.bridgeway.com	29

Blue Chip 35 Index Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.97%
Consumer Discretionary - 11.69%
Amazon.com, Inc.*	22,900	$22,014,915
Comcast Corp., Class A	365,650	14,070,212
McDonald’s Corp.	106,000	16,608,080
Walt Disney Co. (The)	142,900	14,085,653

		66,778,860

Consumer Staples - 12.17%
Coca-Cola Co. (The)	304,114	13,688,171
CVS Health Corp.	172,050	13,991,106
PepsiCo, Inc.	125,905	14,029,594
Procter & Gamble Co. (The)	153,326	13,949,599
Wal-Mart Stores, Inc.	178,069	13,914,312

		69,572,782

Energy - 10.15%
Chevron Corp.	131,595	15,462,413
ConocoPhillips	276,965	13,862,098
Exxon Mobil Corp.	172,337	14,128,187
Schlumberger, Ltd.	208,300	14,531,008

		57,983,706

Financials - 12.53%
Bank of America Corp.	898,008	22,755,523
Berkshire Hathaway, Inc., Class B*	76,850	14,088,142
JPMorgan Chase & Co.	192,895	18,423,401
Wells Fargo & Co.	296,059	16,327,654

		71,594,720

Health Care - 9.71%
Gilead Sciences, Inc.	171,850	13,923,287
Johnson & Johnson	105,702	13,742,317
Merck & Co., Inc.	217,835	13,947,975
Pfizer, Inc.	389,044	13,888,871

		55,502,450

Industrials - 9.79%
3M Co.	66,100	13,874,390
General Electric Co.	579,643	14,015,768
United Parcel Service, Inc., Class B	116,563	13,998,051
United Technologies Corp.	121,230	14,072,378

		55,960,587

Information Technology - 29.04%
Alphabet, Inc., Class A*	11,870	11,558,056
Alphabet, Inc., Class C*	12,059	11,565,908
Apple, Inc.	148,950	22,956,174
Cisco Systems, Inc.	419,958	14,123,188
Intel Corp.	367,593	13,997,941

Industry Company	Shares	Value

Information Technology (continued)
International Business Machines Corp.	96,617	$ 14,017,194
Microsoft Corp.	308,195	22,957,446
Oracle Corp.	368,413	17,812,769
QUALCOMM, Inc.	271,100	14,053,824
Visa, Inc., Class A	217,400	22,879,176

		165,921,676

Telecommunication Services - 4.89%
AT&T, Inc.	358,925	14,059,092
Verizon Communications, Inc.	280,289	13,871,503

		27,930,595

TOTAL COMMON STOCKS - 99.97%		571,245,376

(Cost $309,700,008)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.01%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	70,487	70,487

TOTAL MONEY MARKET FUND - 0.01%			70,487

(Cost $70,487)

TOTAL INVESTMENTS - 99.98%			$571,315,863
(Cost $309,770,495)
Other Assets in Excess of Liabilities - 0.02%			131,665

NET ASSETS - 100.00%			$571,447,528

*	Non-income producing security.
^	Rate disclosed as of September 30, 2017.

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs

	Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks	$571,245,376	$ —	$ —	$571,245,376
Money Market Fund	—	70,487	—	70,487

TOTAL	$571,245,376	$70,487	$ —	$571,315,863

See Notes to Schedule of Investments.

30	Quarterly Report | September 30, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 64.35%
Consumer Discretionary - 8.63%
Adient PLC	495	$ 41,575
Amazon.com, Inc.*	400	384,540
AutoZone, Inc.*	200	119,022
Carnival Corp.#	600	38,742
Comcast Corp., Class A#	2,500	96,200
Delphi Automotive PLC	500	49,200
Dollar General Corp.	500	40,525
Ford Motor Co.	2,900	34,713
GEDI Gruppo Editoriale SpA*	1,936	1,716
General Motors Co.#	12,000	484,560
Goodyear Tire & Rubber Co. (The)	200	6,650
Hasbro, Inc.	700	68,369
McDonald’s Corp.	500	78,340
NIKE, Inc., Class B#	1,500	77,775
Nordstrom, Inc.#	2,000	94,300
Omnicom Group, Inc.#	1,200	88,884
Priceline Group, Inc. (The)*	100	183,082
Ross Stores, Inc.#	1,100	71,027
Scripps Networks Interactive, Inc., Class A	1,000	85,890
Starbucks Corp.	1,400	75,194
Target Corp.#	1,200	70,812
Time Warner, Inc.#	933	95,586
Twenty-First Century Fox, Inc., Class A#	1,200	31,656
Viacom, Inc., Class B#	14,000	389,760
Walt Disney Co. (The)#	900	88,713
Wynn Resorts, Ltd.	200	29,784
Yum China Holdings, Inc.*	800	31,976
Yum! Brands, Inc.#	300	22,083

		2,880,674

Consumer Staples - 5.19%
Archer-Daniels-Midland Co.#	1,400	59,514
Campbell Soup Co.#	1,900	88,958
Coca-Cola Co. (The)#	900	40,509
Colgate-Palmolive Co.	700	50,995
Constellation Brands, Inc., Class A	500	99,725
Costco Wholesale Corp.	300	49,287
CVS Health Corp.#	900	73,188
General Mills, Inc.#	1,600	82,816
JM Smucker Co. (The)#	400	41,972
Kellogg Co.#	7,500	467,775
Kimberly-Clark Corp.#	1,100	129,448
Kroger Co. (The)#	1,200	24,072
Mondelez International, Inc. Class A#	3,600	146,376
PepsiCo, Inc.#	1,300	144,859

Industry Company	Shares	Value

Consumer Staples (continued)
Procter & Gamble Co. (The)#	1,600	$ 145,568
Wal-Mart Stores, Inc.#	1,100	85,954

		1,731,016

Energy - 4.89%
Anadarko Petroleum Corp.#	1,000	48,850
Chevron Corp.#	1,778	208,915
ConocoPhillips#	1,287	64,414
EOG Resources, Inc.#	800	77,392
Exxon Mobil Corp.#	2,700	221,346
Halliburton Co.#	1,000	46,030
Helmerich & Payne, Inc.	1,000	52,110
Kinder Morgan, Inc.#	1,800	34,524
Marathon Petroleum Corp.#	1,700	95,336
Occidental Petroleum Corp.#	5,500	353,155
Phillips 66	593	54,325
Transocean, Ltd.*#	30,000	322,800
Valero Energy Corp.	700	53,851

		1,633,048

Financials - 7.05%
Allstate Corp. (The)	600	55,146
American Express Co.#	1,300	117,598
Aon PLC#	800	116,880
Bank of America Corp.#	3,900	98,826
BB&T Corp.#	1,100	51,634
Berkshire Hathaway, Inc., Class B*#	800	146,656
BlackRock, Inc.	300	134,127
Capital One Financial Corp.	700	59,262
Charles Schwab Corp. (The)#	1,800	78,732
Chubb, Ltd.#	361	51,461
Citigroup, Inc.#	2,810	204,399
Comerica, Inc.#	700	53,382
Goldman Sachs Group, Inc. (The)	500	118,595
Huntington Bancshares, Inc.	3,200	44,672
JPMorgan Chase & Co.#	1,800	171,918
KeyCorp	4,800	90,336
Marsh & McLennan Cos., Inc.	300	25,143
Morgan Stanley#	2,300	110,791
PNC Financial Services Group, Inc. (The)	500	67,385
Progressive Corp. (The)#	1,620	78,440
S&P Global, Inc.	500	78,155
State Street Corp.#	1,000	95,540
U.S. Bancorp	1,900	101,821

www.bridgeway.com	31

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Wells Fargo & Co.#	3,671	$ 202,456

		2,353,355

Health Care - 9.20%
Abbott Laboratories#	1,300	69,368
AbbVie, Inc.#	2,000	177,720
Allergan PLC	300	61,485
Amgen, Inc.#	800	149,160
Baxter International, Inc.	600	37,650
Becton Dickinson & Co.	520	101,894
Biogen, Inc.*	400	125,248
Bioverativ, Inc.*	300	17,121
Bristol-Myers Squibb Co.#	1,479	94,271
C.R. Bard, Inc.	500	160,250
Celgene Corp.*#	1,100	160,402
Danaher Corp.#	1,200	102,936
DaVita, Inc.*#	1,100	65,329
Express Scripts Holding Co.*#	1,734	109,797
Gilead Sciences, Inc.#	5,700	461,814
HCA Healthcare, Inc.*#	5,300	421,827
Johnson & Johnson#	1,300	169,013
Merck & Co., Inc.#	2,200	140,866
Pfizer, Inc.#	3,600	128,520
Shire PLC, ADR	192	29,403
Stryker Corp.	660	93,733
Thermo Fisher Scientific, Inc.	500	94,600
UnitedHealth Group, Inc.	500	97,925

		3,070,332

Industrials - 10.04%
3M Co.#	800	167,920
AerCap Holdings NV*#	1,100	56,221
American Airlines Group, Inc.#	9,000	427,410
Deere & Co.	400	50,236
Emerson Electric Co.#	1,500	94,260
FedEx Corp.#	1,000	225,580
General Electric Co.#	2,900	70,122
Honeywell International, Inc.#	800	113,392
Johnson Controls International PLC#	1,054	42,466
Lockheed Martin Corp.	270	83,778
Northrop Grumman Corp.#	1,000	287,720
NOW, Inc.*	200	2,762
Raytheon Co.	300	55,974
Snap-on, Inc.#	1,100	163,911
Southwest Airlines Co.#	1,400	78,372

Industry Company	Shares	Value

Industrials (continued)
Union Pacific Corp.#	500	$ 57,985
United Continental Holdings, Inc.*#	5,400	328,752
United Rentals, Inc.*#	3,600	499,464
United Technologies Corp.#	4,140	480,571
Waste Management, Inc.	800	62,616

		3,349,512

Information Technology - 13.00%
Adobe Systems, Inc.*#	800	119,344
Alliance Data Systems Corp.#	1,600	354,480
Alphabet, Inc., Class A*	260	253,167
Alphabet, Inc., Class C*	260	249,369
Apple, Inc.#	2,100	323,652
Applied Materials, Inc.#	1,600	83,344
Cisco Systems, Inc.#	6,000	201,780
Citrix Systems, Inc.*#	1,100	84,502
Cognizant Technology Solutions Corp., Class A#	1,100	79,794
Dell Technologies, Inc., Class V*	222	17,141
DXC Technology Co.	171	14,685
eBay, Inc.*	700	26,922
Electronic Arts, Inc.*#	800	94,448
Facebook, Inc., Class A*#	1,500	256,305
Hewlett Packard Enterprise Co.#	2,000	29,420
HP, Inc.#	2,900	57,884
Intel Corp.#	2,400	91,392
International Business Machines Corp.#	1,300	188,604
Intuit, Inc.	400	56,856
Juniper Networks, Inc.#	3,900	108,537
LogMeIn, Inc.	189	20,799
Mastercard, Inc., Class A#	800	112,960
Micro Focus International PLC, ADR*	274	8,741
Micron Technology, Inc.*#	3,900	153,387
Microsoft Corp.#	1,800	134,082
Oracle Corp.#	1,260	60,921
PayPal Holdings, Inc.*	700	44,821
QUALCOMM, Inc.#	1,000	51,840
salesforce.com, Inc.*#	1,900	177,498
Seagate Technology PLC#	9,000	298,530
Texas Instruments, Inc.#	1,370	122,807
Visa, Inc., Class A#	2,700	284,148
Western Digital Corp.#	2,010	173,664

		4,335,824

32	Quarterly Report | September 30, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Materials - 2.34%
AdvanSix, Inc.*	48	$ 1,908
DowDuPont, Inc.#	900	62,307
Goldcorp, Inc.#	28,000	362,880
International Paper Co.	700	39,774
LyondellBasell Industries NV, Class A	500	49,525
Monsanto Co.	600	71,892
Praxair, Inc.	600	83,844
Sherwin-Williams Co. (The)	300	107,412

		779,542

Real Estate - 1.46%
American Tower Corp.	600	82,008
Crown Castle International Corp.#	800	79,984
Public Storage#	1,000	213,990
Simon Property Group, Inc.	700	112,707

		488,689

Telecommunication Services - 1.24%
AT&T, Inc.#	5,100	199,767
CenturyLink, Inc.#+	1,200	22,680
T-Mobile US, Inc.*#	1,800	110,988
Verizon Communications, Inc.#	1,600	79,184

		412,619

Utilities - 1.31%
AES Corp.	4,300	47,386
American Electric Power Co., Inc.	1,000	70,240
Dominion Energy, Inc.	1,020	78,469
Duke Energy Corp.	783	65,709
Exelon Corp.#	2,000	75,340
Public Service Enterprise Group, Inc.	900	41,625
Sempra Energy	500	57,065

		435,834

TOTAL COMMON STOCKS - 64.35%		21,470,445

(Cost $15,023,665)

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS - 32.92%
U.S. Treasury Bills - 32.92%
10/12/2017	0.000%(a)	$3,000,000	2,999,230
11/24/2017	0.000%(a)	1,000,000	998,536
11/30/2017	0.000%(a)	1,000,000	998,379
12/14/2017	0.000%(a)	1,000,000	998,058
12/21/2017	0.000%(a)	2,000,000	1,995,589

Due Date	Discount Rate or Coupon Rate	Principal Amount	Value

U.S. Treasury Bills (continued)
12/28/2017	0.000%(a)	$3,000,000	$ 2,992,406

			10,982,198

TOTAL U.S. GOVERNMENT OBLIGATIONS - 32.92%			10,982,198

(Cost $10,981,000)

	Rate^	Shares	Value

MONEY MARKET FUND - 4.57%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	1,523,585	1,523,585

TOTAL MONEY MARKET FUND - 4.57%			1,523,585

(Cost $1,523,585)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.03%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	11,835	11,835

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 0.03%			11,835

(Cost $11,835)

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN - 101.87%			$33,988,063

(Cost $27,540,085)
WRITTEN OPTIONS - (1.75%)

TOTAL WRITTEN OPTIONS - (1.75%) (Premiums Received $(455,419))			$ (585,449)

TOTAL INVESTMENTS - 100.12%			$33,402,614
(Cost $27,084,666)
Liabilities in Excess of Other Assets - (0.12%)			(39,454)

NET ASSETS - 100.00%			$33,363,160

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
#	Security subject to call or put option written by the Fund.
^	Rate disclosed as of September 30, 2017.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $11,340 as of September 30, 2017.
(a)	Rate represents the effective yield at purchase.

PLC - Public Limited Company

ADR - American Depositary Receipt

www.bridgeway.com	33

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
EXCHANGE TRADED PUT OPTIONS WRITTEN - (0.24%)

Applied Materials, Inc.	40	(208,360)	$45.00	10/20/17	$ (320)
Boeing Co. (The)	15	(381,315)	230.00	11/17/17	(2,790)
Carnival Corp.	55	(355,135)	65.00	10/20/17	(7,810)
Chemours Co. (The)	95	(480,795)	48.00	11/17/17	(17,385)
Chubb, Ltd.	25	(356,375)	140.00	11/17/17	(5,625)
DowDuPont, Inc.	15	(103,845)	67.50	12/15/17	(2,175)
Eastman Chemical Co.	30	(271,470)	85.00	12/15/17	(4,500)
F5 Networks, Inc.	10	(120,560)	115.00	10/20/17	(550)
Fiat Chrysler Automobiles NV	20	(35,820)	16.00	12/15/17	(1,000)
Juniper Networks, Inc.	45	(125,235)	27.00	10/27/17	(3,195)
Juniper Networks, Inc.	40	(111,320)	27.00	01/19/18	(4,480)
Lam Research Corp.	30	(555,120)	160.00	12/15/17	(7,200)
Micron Technology, Inc.	100	(393,300)	35.00	11/17/17	(6,300)
Micron Technology, Inc.	30	(117,990)	31.00	11/17/17	(540)
Netflix, Inc.	15	(272,025)	180.00	12/15/17	(15,675)
Royal Bank of Canada	45	(348,075)	75.00	10/20/17	(855)
Union Pacific Corp.	36	(417,492)	100.00	11/17/17	(1,152)

Total Exchange Traded Put Options Written					$ (81,552)

EXCHANGE TRADED CALL OPTIONS WRITTEN - (1.51%)
3M Co.	3	(62,970)	220.00	12/15/17	(462)
Abbott Laboratories	3	(16,008)	50.00	11/17/17	(1,125)
AbbVie, Inc.	6	(53,316)	90.00	11/17/17	(1,398)
Adobe Systems, Inc.	3	(44,754)	155.00	10/20/17	(219)
AerCap Holdings NV	11	(56,221)	50.00	10/20/17	(1,870)
Alliance Data Systems Corp.	16	(354,480)	220.00	12/15/17	(20,800)
American Airlines Group, Inc.	90	(427,410)	46.00	11/17/17	(27,450)
American Express Co.	4	(36,184)	87.50	10/20/17	(1,360)
Amgen, Inc.	3	(55,935)	175.00	10/20/17	(3,351)
Anadarko Petroleum Corp.	3	(14,655)	45.00	11/17/17	(1,386)
Aon PLC	3	(43,830)	145.00	11/17/17	(1,125)
Apple, Inc.	7	(107,884)	155.00	10/20/17	(1,554)
Applied Materials, Inc.	5	(26,045)	48.00	01/19/18	(2,915)
Archer-Daniels-Midland Co.	4	(17,004)	44.00	01/19/18	(428)
AT&T, Inc.	15	(58,755)	39.00	01/19/18	(1,875)
Bank of America Corp.	12	(30,408)	25.00	10/20/17	(876)
BB&T Corp.	3	(14,082)	49.00	12/15/17	(195)
Berkshire Hathaway, Inc., Class B	3	(54,996)	185.00	12/15/17	(1,143)
Bristol-Myers Squibb Co.	5	(31,870)	67.50	12/15/17	(665)
Campbell Soup Co.	6	(28,092)	55.00	11/17/17	(30)
Celgene Corp.	3	(43,746)	150.00	12/15/17	(1,320)
CenturyLink, Inc.	6	(11,340)	24.00	10/20/17	(18)
Charles Schwab Corp. (The)	5	(21,870)	42.00	01/19/18	(1,700)
Chevron Corp.	6	(70,500)	110.00	11/17/17	(4,740)
Cisco Systems, Inc.	18	(60,534)	32.00	11/17/17	(3,204)
Citigroup, Inc.	9	(65,466)	72.50	11/17/17	(1,872)

34	Quarterly Report | September 30, 2017 (Unaudited)

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Citrix Systems, Inc.	3	(23,046)	$ 77.50	12/15/17	$ (1,200)
Coca-Cola Co. (The)	4	(18,004)	46.00	11/17/17	(152)
Cognizant Technology Solutions Corp., Class A	4	(29,016)	72.50	10/20/17	(404)
Comcast Corp., Class A	8	(30,784)	40.00	10/20/17	(104)
Comerica, Inc.	4	(30,504)	77.50	10/20/17	(564)
ConocoPhillips	4	(20,020)	45.00	11/17/17	(2,120)
Crown Castle International Corp.	3	(29,994)	105.00	01/19/18	(540)
CVS Health Corp.	3	(24,396)	80.00	11/17/17	(864)
Danaher Corp.	4	(34,312)	87.50	01/19/18	(820)
DaVita, Inc.	4	(23,756)	67.50	10/20/17	(60)
DowDuPont, Inc.	3	(20,769)	70.00	01/19/18	(657)
Electronic Arts, Inc.	3	(35,418)	130.00	12/15/17	(645)
Emerson Electric Co.	5	(31,420)	65.00	01/19/18	(600)
EOG Resources, Inc.	3	(29,022)	92.50	10/20/17	(1,533)
Exelon Corp.	6	(22,602)	38.00	10/20/17	(300)
Express Scripts Holding Co.	5	(31,660)	62.50	11/17/17	(1,415)
Exxon Mobil Corp.	8	(65,584)	80.00	10/20/17	(1,760)
Facebook, Inc., Class A	6	(102,522)	170.00	11/17/17	(4,176)
FedEx Corp.	3	(67,674)	230.00	01/19/18	(2,250)
General Electric Co.	9	(21,762)	26.00	10/20/17	(36)
General Mills, Inc.	5	(25,880)	57.50	10/20/17	(80)
General Motors Co.	120	(484,560)	36.00	11/17/17	(55,320)
Gilead Sciences, Inc.	50	(405,100)	87.50	11/17/17	(4,600)
Goldcorp, Inc.	280	(362,880)	14.00	10/20/17	(1,400)
Halliburton Co.	3	(13,809)	45.00	10/20/17	(450)
HCA Healthcare, Inc.	53	(421,827)	80.00	12/15/17	(16,960)
Hewlett Packard Enterprise Co.	6	(8,826)	18.00	11/17/17	(1,050)
Honeywell International, Inc.	3	(42,522)	145.00	01/19/18	(825)
HP, Inc.	9	(17,964)	20.00	11/17/17	(495)
Intel Corp.	7	(26,656)	38.00	12/15/17	(826)
International Business Machines Corp.	4	(58,032)	150.00	10/20/17	(416)
JM Smucker Co. (The)	4	(41,972)	125.00	10/20/17	(20)
Johnson & Johnson	5	(65,005)	135.00	10/20/17	(150)
Johnson Controls International PLC	3	(12,087)	39.00	10/20/17	(501)
JPMorgan Chase & Co.	3	(28,653)	92.50	11/17/17	(1,179)
Juniper Networks, Inc.	12	(33,396)	30.00	10/20/17	(72)
Kellogg Co.	75	(467,775)	70.00	12/15/17	(1,500)
Kimberly-Clark Corp.	3	(35,304)	125.00	10/20/17	(75)
Kinder Morgan, Inc./DE	5	(9,590)	20.00	01/19/18	(245)
Kroger Co. (The)	4	(8,024)	25.00	10/20/17	(20)
Marathon Petroleum Corp.	5	(28,040)	57.50	01/19/18	(1,145)
Mastercard, Inc., Class A	3	(42,360)	150.00	01/19/18	(588)
Merck & Co., Inc.	7	(44,821)	67.50	01/19/18	(532)
Micron Technology, Inc.	12	(47,196)	35.00	10/20/17	(5,580)
Microsoft Corp.	6	(44,694)	75.00	11/17/17	(1,098)
Mondelez International, Inc. Class A	10	(40,660)	41.00	01/19/18	(1,660)
Morgan Stanley	7	(33,719)	49.00	01/19/18	(1,428)
NIKE, Inc., Class B	5	(25,925)	55.00	01/19/18	(605)
Nordstrom, Inc.	20	(94,300)	50.00	10/20/17	(700)

www.bridgeway.com	35

Managed Volatility Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Exchange Traded Call Options Written (continued)
Northrop Grumman Corp.	3	(86,316)	$ 290.00	01/19/18	$ (2,460)
Occidental Petroleum Corp.	55	(353,155)	60.00	11/17/17	(28,050)
Omnicom Group, Inc.	4	(29,628)	80.00	10/20/17	(100)
Oracle Corp.	4	(19,340)	52.50	10/20/17	(12)
PepsiCo, Inc.	4	(44,572)	120.00	10/20/17	(16)
Pfizer, Inc.	11	(39,270)	34.00	11/17/17	(1,903)
Procter & Gamble Co. (The)	5	(45,490)	90.00	10/20/17	(830)
Progressive Corp. (The)	4	(19,368)	48.00	11/17/17	(632)
Public Storage	3	(64,197)	220.00	12/15/17	(1,290)
QUALCOMM, Inc.	3	(15,552)	55.00	01/19/18	(384)
Ross Stores, Inc.	3	(19,371)	55.00	11/17/17	(3,000)
salesforce.com, Inc.	6	(56,052)	100.00	01/19/18	(1,248)
Seagate Technology PLC	90	(298,530)	34.00	12/15/17	(16,380)
Snap-on, Inc.	11	(163,911)	150.00	12/15/17	(5,357)
Southwest Airlines Co.	4	(22,392)	55.00	01/19/18	(1,400)
State Street Corp.	3	(28,662)	95.00	11/17/17	(900)
Target Corp.	4	(23,604)	57.50	10/20/17	(832)
Texas Instruments, Inc.	4	(35,856)	85.00	10/20/17	(1,980)
Time Warner, Inc.	3	(30,735)	105.00	10/20/17	(141)
T-Mobile US, Inc.	18	(110,988)	62.50	11/17/17	(4,014)
Transocean, Ltd.	300	(322,800)	8.00	11/17/17	(84,000)
Twenty-First Century Fox, Inc., Class A	4	(10,552)	29.00	10/20/17	(20)
United Continental Holdings, Inc.	54	(328,752)	60.00	12/15/17	(22,032)
United Rentals, Inc.	36	(499,464)	115.00	11/17/17	(90,720)
United Technologies Corp.	33	(383,064)	120.00	11/17/17	(3,960)
US Bancorp	6	(32,154)	55.00	12/15/17	(708)
Verizon Communications, Inc.	5	(24,745)	50.00	01/19/18	(605)
Viacom, Inc., Class B	140	(389,760)	30.00	12/15/17	(11,900)
Visa, Inc., Class A	8	(84,192)	110.00	12/15/17	(1,112)
Wal-Mart Stores, Inc.	5	(39,070)	80.00	10/20/17	(380)
Walt Disney Co. (The)	3	(29,571)	105.00	10/20/17	(27)
Wells Fargo & Co.	11	(60,665)	55.00	10/20/17	(1,177)
Western Digital Corp.	10	(86,400)	90.00	11/17/17	(2,900)
Western Digital Corp.	3	(25,920)	100.00	10/20/17	(21)
Yum! Brands, Inc.	3	(22,083)	40.00	01/19/18	(10,605)

Total Exchange Traded Call Options Written					$(503,897)

36	Quarterly Report | September 30, 2017 (Unaudited)

Managed Volatility Fund
SCHEDULE OF INVESTMENTS (continued)

		Assets Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,470,445	$—	$—	$21,470,445
U.S. Government Obligations	—	10,982,198	—	10,982,198
Money Market Fund	—	1,523,585	—	1,523,585
Investments Purchased with Cash Proceeds from Securities Lending	—	11,835	—	11,835

TOTAL	$21,470,445	$12,517,618	$—	$33,988,063

		Liabilities Table
		Valuation Inputs
		Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$(549,274)	$(36,175)	$—	$(585,449)

TOTAL	$(549,274)	$(36,175)	$—	$(585,449)

See Notes to Schedule of Investments.

www.bridgeway.com	37

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “ Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of September 30, 2017 (each is referred to as a “Fund” and collectively, the “Funds”): Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in this report. The Omni Small-Cap Value and Omni Tax-Managed Small-Cap Value Funds are included in a separate report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2017, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds. 50,000,000 shares have been classified into the Managed Volatility Fund.

The Ultra-Small Company Fund is open to existing investors (direct only).

All of the Funds are no-load, diversified funds.

The Aggressive Investors 1 Fund seeks to exceed the stock market total return (primarily through capital appreciation) at a level of total risk roughly equal to that of the stock market over longer periods of time (three year intervals or more).

The Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, and Small-Cap Value Funds seek to provide a long-term total return on capital, primarily through capital appreciation.

The Blue Chip 35 Index Fund seeks to provide long-term total return on capital, primarily through capital appreciation, but also some income.

The Managed Volatility Fund seeks to provide a high current return with short-term risk less than or equal to 40% of the stock market.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities, Options, Futures and Other Investments Valuation Other than options, securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their primary exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Fixed income securities are valued on the basis of current market quotations provided by a pricing service. Options are valued at the close if there is trading volume and, if there is no trading volume, the options are valued at the bid on long positions and the ask on the short positions.

38	Quarterly Report | September 30, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to fair valued security for purposes of calculating the Funds’ NAVs may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of a Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical assets

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Institutional Government Portfolio, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2017 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2017, the Ultra-Small Company Fund and the Ultra-Small Company Market Fund each transferred a security with respective values of $178,500 and $331,500 from Level 1 to Level 2 as of the end of the period, due to the market becoming inactive. There were no transfers between Level 1 and Level 2 in any of the other

www.bridgeway.com	39

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Funds. Details regarding transfers into, and transfers out of, Level 3, if any, can be found at the end of each Schedule of Investments for Funds that held Level 3 securities.

Risks and Uncertainties The Funds provide for various investment options, including stocks, bonds and call and put options. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date. Particularly related to the Managed Volatility Fund, discounts and premiums are accreted/amortized on the effective interest method.

Fund expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets or other appropriate basis.

Futures Contracts The Funds may purchase or sell financial futures contracts to hedge cash positions, manage market risk, and to dampen volatility in line with investment objectives. A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Fund’s exposure in these financial instruments. A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, such Fund agrees to receive from, or pay to, the broker an amount of cash equal to the fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by a Fund as unrealized appreciation or depreciation. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty risk to the Funds, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of September 30, 2017, the Funds had no open futures contracts.

Options The Aggressive Investors 1 Fund may buy and sell calls and puts to increase or decrease the Fund’s exposure to stock market risk or for purposes of diversification of risk. The Managed Volatility Fund may buy and sell calls and puts to reduce the Fund’s volatility and provide some cash flow. An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in such Fund’s Schedule of Investments as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by such Fund is included in its Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date, or if such Fund enters into a closing purchase transaction, that Fund realizes a gain (or a loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option that a Fund has written is assigned, such Fund realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a put option that a Fund has written is assigned, the amount of the premium originally received reduces the cost of the security that such Fund purchased upon exercise of the option. Buying calls increases a Fund’s exposure to the underlying security to the extent of any premium paid. Buying puts on a stock market index tends to limit a Fund’s exposure to a stock market decline. All options purchased by the Funds were listed on exchanges and considered liquid positions with readily available market quotes.

Covered Call Options and Secured Puts The Aggressive Investors 1 and Managed Volatility Funds may write call options on a covered basis, that is, a Fund will own the underlying security, or a Fund may write secured puts. The principal reason for writing covered calls and secured puts on a security is to attempt to realize income through the receipt of premiums. The

40	Quarterly Report | September 30, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

option writer has, in return for the premium, given up the opportunity for profit from a substantial price increase in the underlying security so long as the obligation as a writer continues, but has retained the risk of loss should the price of the security decline. All options were listed on exchanges and considered liquid positions with readily available market quotes.

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute income to the extent necessary so that the Funds are not subject to federal income tax. Therefore, no federal income tax provision is required.

www.bridgeway.com	41

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.64%
Consumer Discretionary - 19.21%
A.H. Belo Corp., Class A	37,983	$ 174,723
Abercrombie & Fitch Co., Class A+	124,000	1,790,560
Adtalem Global Education, Inc.	22,900	820,965
AMCON Distributing Co.	1,350	114,750
American Axle & Manufacturing Holdings, Inc.*+	105,000	1,845,900
American Public Education, Inc.*	32,800	690,440
Appliance Recycling Centers of America, Inc.*	2,900	2,958
Ascent Capital Group, Inc., Class A*	17,000	221,680
AV Homes, Inc.*+	52,300	896,945
Barnes & Noble Education, Inc.*	94,824	617,304
Barnes & Noble, Inc.	112,000	851,200
Bassett Furniture Industries, Inc.	80,500	3,034,850
BBX Capital Corp.	162,139	1,194,964
Beasley Broadcast Group, Inc., Class A+	2,500	29,250
Beazer Homes USA, Inc.*	95,000	1,780,300
Big 5 Sporting Goods Corp.+	117,600	899,640
Biglari Holdings, Inc.*	1,600	533,264
BJ’s Restaurants, Inc.*	59,000	1,796,550
Boot Barn Holdings, Inc.*+	54,000	480,600
Caesars Entertainment Corp.*+	126,600	1,690,110
CafePress, Inc.*	43,400	78,554
Caleres, Inc.	98,500	3,006,220
Carrols Restaurant Group, Inc.*+	41,900	456,710
Century Casinos, Inc.*	59,600	489,316
Century Communities, Inc.*+	4,202	103,789
Chico’s FAS, Inc.	121,000	1,082,950
Children’s Place, Inc. (The)+	20,200	2,386,630
China Automotive Systems, Inc.*	20,400	106,080
China XD Plastics Co., Ltd.*+	163,000	766,100
Christopher & Banks Corp.*	27,700	37,672
Citi Trends, Inc.	78,840	1,566,551
Clarus Corp.*+	23,300	174,750
Conn’s, Inc.*+	78,000	2,195,700
Container Store Group, Inc. (The)*+	112,000	471,520
Cooper-Standard Holding, Inc.*	51,000	5,914,470

Industry Company	Shares	Value

Consumer Discretionary (continued)
Crown Crafts, Inc.+	13,050	$ 84,825
CSS Industries, Inc.	53,100	1,530,342
Del Frisco’s Restaurant Group, Inc.*	49,700	723,135
Del Taco Restaurants, Inc.*	102,300	1,569,282
Delta Apparel, Inc.*+	25,500	548,505
Destination Maternity Corp.*+	9,800	16,366
Dixie Group, Inc. (The)*+	50,000	200,000
DSW, Inc., Class A	55,000	1,181,400
E.W. Scripps Co., (The) Class A*+	80,000	1,528,800
El Pollo Loco Holdings, Inc.*+	75,500	917,325
Eldorado Resorts, Inc.*+	15,000	384,750
Entercom Communications Corp., Class A+	220,225	2,521,576
Eros International PLC*+	51,300	733,590
EVINE Live, Inc.*	162,700	169,208
Fiesta Restaurant Group, Inc.*+	45,800	870,200
Finish Line, Inc. (The), Class A+	53,600	644,808
Flanigan’s Enterprises, Inc.+	2,500	60,875
Flexsteel Industries, Inc.	17,000	861,900
Fogo De Chao, Inc.*+	65,700	814,680
Fossil Group, Inc.*+	20,000	186,600
Fred’s, Inc., Class A+	133,600	860,384
FTD Cos., Inc.*	25,380	330,955
Full House Resorts, Inc.*	71,000	198,090
Gaming Partners International Corp.	1,000	11,100
Gannett Co., Inc.	160,000	1,440,000
Golden Entertainment, Inc.*	40,000	975,200
Good Times Restaurants, Inc.*	3,000	8,100
Gray Television, Inc.*	186,000	2,920,200
Group 1 Automotive, Inc.	59,000	4,275,140
Guess?, Inc.+	124,100	2,113,423
Haverty Furniture Cos., Inc.	98,400	2,573,160
Hooker Furniture Corp.	15,000	716,250
Iconix Brand Group, Inc.*	92,000	523,480
International Speedway Corp., Class A	118,456	4,264,416
J Alexander’s Holdings, Inc.*	24,500	284,200
Johnson Outdoors, Inc., Class A	32,779	2,402,045
K12, Inc.*	121,217	2,162,511
KB Home+	175,900	4,242,708
Lakeland Industries, Inc.*+	18,600	262,260
La-Z-Boy, Inc.	29,500	793,550
Liberty Tax, Inc.+	20,000	288,000

www.bridgeway.com	1

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Lifetime Brands, Inc.	60,900	$1,114,470
Lincoln Educational Services Corp.*	91,900	229,750
Live Ventures, Inc.*	3,200	39,392
Luby’s, Inc.*	156,900	415,785
M/I Homes, Inc.*	48,000	1,283,040
Marcus Corp. (The)	130,150	3,605,155
McClatchy Co. (The), Class A*+	15,432	114,042
MDC Holdings, Inc.	99,000	3,287,790
Modine Manufacturing Co.*	142,900	2,750,825
Movado Group, Inc.	30,000	840,000
NACCO Industries, Inc., Class A	13,045	1,119,261
Nevada Gold & Casinos, Inc.*+	38,300	89,622
New Home Co. Inc., (The)*	23,200	258,912
New Media Investment Group, Inc.	93,300	1,379,907
New York & Co., Inc.*+	126,700	263,536
P&F Industries, Inc., Class A+	696	5,039
Party City Holdco, Inc.*+	205,700	2,787,235
Peak Resorts, Inc.+	114,000	495,900
Perry Ellis International, Inc.*	138,100	3,267,446
PICO Holdings, Inc.*	62,500	1,043,750
Pier 1 Imports, Inc.	261,200	1,094,428
Reading International, Inc., Class A*	31,209	490,605
Red Lion Hotels Corp.*	34,405	297,603
Red Robin Gourmet Burgers, Inc.*	38,500	2,579,500
Regis Corp.*	153,150	2,185,450
Rent-A-Center, Inc.+	2,000	22,960
RH*+	55,200	3,881,664
Rocky Brands, Inc.	24,300	325,620
Ruby Tuesday, Inc.*	62,800	134,392
Saga Communications, Inc., Class A	8,761	399,502
Salem Media Group, Inc.	83,452	550,783
Scholastic Corp.	72,800	2,708,160
Shiloh Industries, Inc.*	61,500	639,600
Shoe Carnival, Inc.	63,600	1,423,368
Sonic Automotive, Inc., Class A	119,100	2,429,640
SORL Auto Parts, Inc.*+	129,900	496,218
SPAR Group, Inc.*	1,500	1,590
Speedway Motorsports, Inc.	120,800	2,573,040
Stoneridge, Inc.*	50,000	990,500
Strattec Security Corp.+	1,300	53,170
Superior Industries International, Inc.	115,400	1,921,410

Industry Company	Shares	Value

Consumer Discretionary (continued)
Tandy Leather Factory, Inc.*+	8,000	$ 63,200
Tilly’s, Inc., Class A	88,300	1,058,717
Time, Inc.	174,350	2,353,725
Tower International, Inc.	47,000	1,278,400
Townsquare Media, Inc., Class A*+	185,556	1,855,560
TravelCenters of America LLC*+	179,400	762,450
Unifi, Inc.*	11,900	423,997
Urban One, Inc.*	800	1,320
Vera Bradley, Inc.*	20,000	176,200
Vitamin Shoppe, Inc.*	35,000	187,250
VOXX International Corp.*	67,100	573,705
Weyco Group, Inc.+	13,200	374,616
William Lyon Homes, Class A*+	80,500	1,850,695
ZAGG, Inc.*	145,700	2,294,775
Zumiez, Inc.*	69,000	1,248,900

		149,590,874

Consumer Staples - 2.54%
Alico, Inc.+	6,800	232,220
Andersons, Inc. (The)	88,100	3,017,425
Central Garden & Pet Co., Class A*	77,503	2,882,337
Chefs’ Warehouse, Inc. (The)*+	50,000	965,000
Dean Foods Co.	145,000	1,577,600
Ingles Markets, Inc., Class A	59,800	1,536,860
Landec Corp.*	16,000	207,200
Mannatech, Inc.+	8,400	119,280
Natural Alternatives International, Inc.*+	18,100	192,765
Omega Protein Corp.	123,750	2,060,438
S&W Seed Co.*+	20,000	63,000
Seneca Foods Corp., Class A*	40,100	1,383,450
SpartanNash Co.	145,946	3,848,596
Village Super Market, Inc., Class A+	1,709	42,281
Weis Markets, Inc.	38,525	1,675,838

		19,804,290

Energy - 8.97%
Adams Resources & Energy, Inc.+	23,100	958,650
Approach Resources, Inc.*+	180,726	453,622
Archrock, Inc.	160,000	2,008,000
Ardmore Shipping Corp.*+	99,700	822,525
Atwood Oceanics, Inc.*+	230,000	2,159,700

2	Quarterly Report | September 30, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Bill Barrett Corp.*+	180,500	$ 774,345
Bristow Group, Inc.+	65,500	612,425
Callon Petroleum Co.*	140,000	1,573,600
Clean Energy Fuels Corp.*	115,000	285,200
Cloud Peak Energy, Inc.*+	316,100	1,156,926
CVR Energy, Inc.+	105,000	2,719,500
Dawson Geophysical Co.*+	45,000	203,850
Delek US Holdings, Inc.	141,080	3,771,068
Denbury Resources, Inc.*	427,500	572,850
DHT Holdings, Inc.	236,722	942,154
Dorian LPG, Ltd.*+	183,500	1,251,470
ENGlobal Corp.*	60,422	76,736
EP Energy Corp., Class A*+	350,000	1,141,000
Era Group, Inc.*+	45,800	512,502
Exterran Corp.*	92,000	2,908,120
Forum Energy Technologies, Inc.*	148,310	2,358,129
GasLog Ltd.+	209,300	3,652,285
Gener8 Maritime, Inc.*+	172,500	777,975
Gran Tierra Energy, Inc.*	147,100	335,388
Green Plains, Inc.+	90,200	1,817,530
Gulf Island Fabrication, Inc.+	30,403	386,118
Hallador Energy Co.	70,000	400,400
Helix Energy Solutions Group, Inc.*	40,000	295,600
Independence Contract Drilling, Inc.*+	83,319	316,612
International Seaways, Inc.*	438	8,629
Matador Resources Co.*+	95,000	2,579,250
McDermott International, Inc.*	538,400	3,914,168
Mitcham Industries, Inc.*	28,700	100,163
Natural Gas Services Group, Inc.*	68,800	1,953,920
Navios Maritime Acquisition Corp.	398,400	486,048
Newpark Resources, Inc.*	101,500	1,015,000
Oasis Petroleum, Inc.*	237,000	2,161,440
Oil States International, Inc.*	18,000	456,300
Overseas Shipholding Group, Inc., Class A*	16	42
Pacific Ethanol, Inc.*	86,900	482,295
Parker Drilling Co.*+	490,500	539,550
Pioneer Energy Services Corp.*	198,300	505,665
Renewable Energy Group, Inc.*+	163,885	1,991,203
REX American Resources Corp.*	33,920	3,182,714
Ring Energy, Inc.*+	50,000	724,500

Industry Company	Shares	Value

Energy (continued)
Rowan Cos. PLC, Class A*	100,000	$ 1,285,000
Scorpio Tankers, Inc.	450,000	1,543,500
SEACOR Holdings, Inc.*	45,900	2,116,449
SEACOR Marine Holdings, Inc.*	46,148	721,755
Ship Finance International, Ltd.+	185,000	2,682,500
SilverBow Resources, Inc.*	3,100	76,105
SM Energy Co.+	12,000	212,880
SRC Energy, Inc.*+	110,000	1,063,700
Teekay Corp.+	165,000	1,473,450
Teekay Tankers, Ltd., Class A+	190,700	308,934
TransAtlantic Petroleum, Ltd.*	15,000	12,902
Unit Corp.*	144,625	2,976,382

		69,818,724

Financials - 31.48%
1347 Property Insurance Holdings, Inc.*+	24,300	187,110
1st Constitution Bancorp+	3,000	54,450
1st Source Corp.	59,347	3,014,828
Access National Corp.+	31,191	893,934
ACNB Corp.+	1,000	27,700
Ambac Financial Group, Inc.*	69,000	1,190,940
American Equity Investment Life Holding Co.	850	24,718
American National Bankshares, Inc.	21,800	898,160
American River Bankshares	21,300	298,839
AMERISAFE, Inc.	1,800	104,760
AmeriServ Financial, Inc.	28,000	112,000
Argo Group International Holdings Ltd.	39,160	2,408,340
Arlington Asset Investment Corp., Class A+	45,300	576,669
Asta Funding, Inc.*+	20,000	151,000
Atlantic Capital Bancshares, Inc.*	52,300	949,245
Atlantic Coast Financial Corp.*	36,000	317,160
B. Riley Financial, Inc.+	10,402	177,354
Baldwin & Lyons, Inc., Class B	75,300	1,698,015
Banc of California, Inc.+	105,000	2,178,750
Banco Latinoamericano de Comercio Exterior SA, Class E	70,000	2,060,800

www.bridgeway.com	3

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Bank of Commerce Holdings+	83,450	$ 959,675
Bankwell Financial Group, Inc.	13,300	491,302
Bar Harbor Bankshares+	18,366	575,958
Bay Bancorp, Inc.*+	25,000	283,750
BCB Bancorp, Inc.	10,400	145,080
Bear State Financial, Inc.+	5,000	51,300
Berkshire Hills Bancorp, Inc.	108,065	4,187,519
Blue Capital Reinsurance Holdings, Ltd.+	12,173	200,246
BofI Holding, Inc.*+	70,000	1,992,900
C&F Financial Corp.+	2,200	121,000
California First National Bancorp	33,500	606,350
Camden National Corp.	30,100	1,313,564
Capital City Bank Group, Inc.	83,150	1,996,431
CB Financial Services, Inc.+	14,000	416,500
Central Pacific Financial Corp.	25,000	804,500
Central Valley Community Bancorp+	50,000	1,115,000
Century Bancorp, Inc., Class A+	15,200	1,217,520
Charter Financial Corp.	17,500	324,275
Chemung Financial Corp.	13,500	635,850
Citizens Community Bancorp, Inc.	15,000	208,650
Citizens, Inc.*+	106,040	779,394
Civista Bancshares, Inc.+	21,500	480,310
CNB Financial Corp.	83,800	2,289,416
Coastway Bancorp, Inc.*+	1,513	30,033
Codorus Valley Bancorp, Inc.+	7,398	227,193
Commerce Union Bancshares, Inc.+	2,500	57,950
Community Bankers Trust Corp.*+	40,800	375,360
Community Financial Corp. (The)+	12,500	442,125
Community Trust Bancorp, Inc.	17,500	813,750
ConnectOne Bancorp, Inc.	43,000	1,057,800
Consumer Portfolio Services, Inc.*+	217,000	989,520
County Bancorp, Inc.+	15,237	457,872
Cowen, Inc.*	31,000	551,800
Crawford & Co., Class A	11,600	111,128
Customers Bancorp, Inc.*	36,500	1,190,630
DNB Financial Corp.+	465	16,368
Donegal Group, Inc., Class A	64,000	1,032,320

Industry Company	Shares	Value

Financials (continued)
Eagle Bancorp Montana, Inc.	3,000	$ 55,200
eHealth, Inc.*	15,000	358,350
EMC Insurance Group, Inc.	46,550	1,310,382
Employers Holdings, Inc.	91,300	4,149,585
Encore Capital Group, Inc.*+	66,000	2,923,800
Enova International, Inc.*	82,307	1,107,029
Entegra Financial Corp.*+	15,000	374,250
Enterprise Bancorp, Inc.+	38,775	1,407,920
Enterprise Financial Services Corp.	27,700	1,173,095
ESSA Bancorp, Inc.+	33,100	519,670
Evans Bancorp, Inc.+	4,000	172,800
EZCORP, Inc., Class A*	102,169	970,605
Farmers Capital Bank Corp.	34,400	1,446,520
Farmers National Banc Corp.+	150	2,257
FBL Financial Group, Inc., Class A+	50,806	3,785,047
Federal Agricultural Mortgage Corp., Class C	24,000	1,745,760
Federated National Holding Co.+	37,288	582,066
Fidelity & Guaranty Life+	60,800	1,887,840
Fidelity Southern Corp.	57,623	1,362,208
Financial Institutions, Inc.	39,300	1,131,840
First BanCorp Puerto Rico*	476,500	2,439,680
First BanCorp Southern Pines NC	114,988	3,956,737
First Bancorp, Inc.+	9,045	274,154
First Bancshares, Inc. (The)+	14,900	449,235
First Business Financial Services, Inc.+	16,000	364,000
First Commonwealth Financial Corp.	158,300	2,236,779
First Community Bancshares, Inc.	44,000	1,280,840
First Community Corp.+	600	12,270
First Connecticut Bancorp, Inc.+	2,100	56,175
First Financial Corp.	37,000	1,761,200
First Financial Northwest, Inc.	35,182	597,742
First Guaranty Bancshares, Inc.+	5,000	134,700
First Internet Bancorp+	14,500	468,350
First Interstate BancSystem, Inc., Class A	2,633	100,712
First Midwest Bancorp, Inc.	114,000	2,669,880
First of Long Island Corp. (The)	18,000	548,100

4	Quarterly Report | September 30, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
First South Bancorp, Inc.+	25,000	$ 463,250
First United Corp.*	8,526	140,679
First US Bancshares, Inc.	4,368	50,101
FirstCash, Inc.	8,568	541,069
Flushing Financial Corp.	44,297	1,316,507
FNFV Group*	126,700	2,172,905
FS Bancorp, Inc.+	1,450	74,892
GAIN Capital Holdings, Inc.	139,805	893,354
GAMCO Investors, Inc., Class A	10,000	297,600
Great Southern Bancorp, Inc.	26,900	1,496,985
Green Bancorp, Inc.*	52,000	1,229,800
Green Dot Corp., Class A*	34,600	1,715,468
Greenhill & Co., Inc.+	60,000	996,000
Hallmark Financial Services, Inc.*+	57,800	671,058
Hawthorn Bancshares, Inc.+	5,700	117,990
HCI Group, Inc.+	40,400	1,545,300
Heartland Financial USA, Inc.	64,600	3,191,240
Heritage Financial Corp.	69,860	2,060,870
Heritage Insurance Holdings, Inc.+	60,000	792,600
Hingham Institution for Savings	30	5,708
HMN Financial, Inc.*	23,800	424,830
Home Bancorp, Inc.	31,994	1,337,989
Home BancShares, Inc.	88,839	2,240,520
HomeStreet, Inc.*+	57,000	1,539,000
HomeTrust Bancshares, Inc.*	2,961	75,950
HopFed Bancorp, Inc.+	18,100	260,821
Horace Mann Educators Corp.	104,600	4,116,010
Horizon Bancorp+	4,725	137,828
Impac Mortgage Holdings, Inc.*+	20,300	265,118
Independence Holding Co.+	15,050	380,012
Independent Bank Group, Inc.	16,900	1,019,070
Infinity Property & Casualty Corp.	22,400	2,110,080
International Bancshares Corp.	65,687	2,634,049
INTL.FCStone, Inc.*	28,500	1,092,120
Investar Holding Corp.+	22,000	530,200
Investment Technology Group, Inc.	88,242	1,953,678
Investors Title Co.+	1,000	179,070
James River Group Holdings, Ltd.	70,600	2,928,488

Industry Company	Shares	Value

Financials (continued)
JMP Group LLC+	300	$ 1,686
Kansas City Life Insurance Co.+	7,000	344,400
Kingstone Cos., Inc.+	12,100	197,230
Lakeland Bancorp, Inc.	102,050	2,081,820
Landmark Bancorp, Inc.	1,102	31,132
LegacyTexas Financial Group, Inc.	10,000	399,200
Mackinac Financial Corp.+	15,800	244,900
Maiden Holdings, Ltd.	219,500	1,745,025
MainSource Financial Group, Inc.	67,610	2,424,495
Marlin Business Services Corp.+	10,580	304,175
MBT Financial Corp.	60,322	660,526
Mercantile Bank Corp.	44,100	1,539,090
Meta Financial Group, Inc.	16,477	1,291,797
Mid Penn Bancorp, Inc.+	12,300	361,620
Midland States Bancorp, Inc.	57,658	1,826,605
MidSouth Bancorp, Inc.+	21,512	259,220
MidWestOne Financial Group, Inc.	24,860	839,274
MMA Capital Management, LLC*	500	12,525
MutualFirst Financial, Inc.	18,900	726,705
National Bankshares, Inc.+	2,500	112,375
National Commerce Corp.*+	5,400	231,120
National Security Group, Inc. (The)+	200	2,532
National Western Life Group, Inc., Class A+	8,614	3,006,286
Nationstar Mortgage Holdings, Inc.*+	170,000	3,156,900
Navigators Group, Inc. (The)	74,700	4,358,745
NBT Bancorp, Inc.	10,000	367,200
Nelnet, Inc., Class A	37,800	1,908,900
NewStar Financial, Inc.	70,000	821,800
Nicholas Financial, Inc.*	43,400	376,278
Nicolet Bankshares, Inc.*+	1,355	77,953
NMI Holdings, Inc., Class A*	250,000	3,100,000
Northeast Bancorp	12,500	326,875
Northrim BanCorp, Inc.	30,445	1,064,053
Northwest Bancshares, Inc.	120,000	2,072,400
Ocwen Financial Corp.*+	331,500	1,140,360
OFG Bancorp	99,200	907,680
Old Line Bancshares, Inc.+	50	1,400
Old Second Bancorp, Inc.	79,750	1,072,638
Oppenheimer Holdings, Inc., Class A+	31,093	539,464
Opus Bank*	1,500	36,000

www.bridgeway.com	5

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Orrstown Financial Services, Inc.	35,500	$ 883,950
Pacific Continental Corp.	55,500	1,495,725
Pacific Premier Bancorp, Inc.*	28,524	1,076,781
Park Sterling Corp.	248,817	3,090,307
Parke Bancorp, Inc.	21,463	476,479
Pathfinder Bancorp, Inc.	3,000	45,510
Peapack Gladstone Financial Corp.	16,894	570,004
Penns Woods Bancorp, Inc.+	1,000	46,470
Peoples Bancorp of North Carolina, Inc.+	4,800	170,976
Peoples Bancorp, Inc.	43,400	1,457,806
Peoples Financial Services Corp.+	900	43,020
PHH Corp.*	105,050	1,463,346
Piper Jaffray Cos.	35,500	2,106,925
Premier Financial Bancorp, Inc.	27,720	604,019
Provident Financial Holdings, Inc.	51,000	999,600
Provident Financial Services, Inc.	4,700	125,349
QCR Holdings, Inc.	2,000	91,000
Regional Management Corp.*	43,100	1,043,451
Renasant Corp.	97,046	4,163,273
Republic Bancorp, Inc., Class A	38,642	1,502,787
Riverview Bancorp, Inc.	87,000	730,800
S&T Bancorp, Inc.	40,045	1,584,981
Safety Insurance Group, Inc.	32,000	2,441,600
Salisbury Bancorp, Inc.+	1,183	52,170
Sandy Spring Bancorp, Inc.	7,400	306,656
SB Financial Group, Inc.+	30,400	521,664
Security National Financial Corp., Class A*	86,301	440,135
Selective Insurance Group, Inc.	65,950	3,551,408
Shore Bancshares, Inc.+	67,012	1,115,750
SI Financial Group, Inc.	55,700	832,715
Sierra Bancorp	77,800	2,112,270
Southern National Bancorp of Virginia, Inc.+	30,865	524,396
State Auto Financial Corp.	80,550	2,112,826
State National Cos, Inc.	25,000	524,750
Stewart Information Services Corp.	87,150	3,290,784
Summit Financial Group, Inc.+	22,015	564,905
Sussex Bancorp+	15,000	355,500

Industry Company	Shares	Value

Financials (continued)
Territorial Bancorp, Inc.	21,200	$ 669,284
Third Point Reinsurance Ltd.*	40,000	624,000
Timberland Bancorp, Inc.+	39,000	1,222,260
Tiptree, Inc.	28,600	178,750
TowneBank+	1,642	55,007
TriCo Bancshares	600	24,450
TriState Capital Holdings, Inc.*	61,900	1,417,510
Triumph Bancorp, Inc.*	20,000	645,000
Two River Bancorp+	29,505	584,789
Union Bankshares Corp.	60,966	2,152,100
United Community Financial Corp.	324	3,110
United Fire Group, Inc.	78,800	3,610,616
United Insurance Holdings Corp.+	60,000	978,000
Universal Insurance Holdings, Inc.+	86,316	1,985,268
Univest Corp. of Pennsylvania	92,764	2,968,448
Veritex Holdings, Inc.*+	30,400	819,584
Waddell & Reed Financial, Inc., Class A+	70,000	1,404,900
Walker & Dunlop, Inc.*	70,475	3,687,957
Waterstone Financial, Inc.	8,000	156,000
WesBanco, Inc.	70,273	2,882,598
Westbury Bancorp, Inc.*+	3,750	74,362
Western New England Bancorp, Inc.	83,393	908,984
World Acceptance Corp.*+	19,200	1,591,488
Xenith Bankshares, Inc.*	41,175	1,338,188

		245,165,223

Health Care - 2.10%
Almost Family, Inc.*	600	32,220
Altimmune, Inc.+	13,778	31,965
AMAG Pharmaceuticals, Inc.*+	58,500	1,079,325
AngioDynamics, Inc.*	70,300	1,201,427
Bioanalytical Systems, Inc.*	10,000	17,400
Cumberland Pharmaceuticals, Inc.*	23,000	162,380
Digirad Corp.	36,447	125,742
FONAR Corp.*+	30,400	927,200
InfuSystems Holdings, Inc.*	21,100	43,255
Juniper Pharmaceuticals, Inc.*+	32,000	145,600
Kewaunee Scientific Corp.	3,000	88,500
Kindred Healthcare, Inc.	166,350	1,131,180
Lannett Co., Inc.*+	60,000	1,107,000
LHC Group, Inc.*	1,000	70,920

6	Quarterly Report | September 30, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Health Care (continued)
Magellan Health, Inc.*	26,225	$ 2,263,218
National HealthCare Corp.	15,000	938,550
Nobilis Health Corp.*+	20,000	30,000
PDL BioPharma, Inc.*	25,000	84,750
PharMerica Corp.*	4,880	142,984
Select Medical Holdings Corp.*	200,000	3,840,000
Triple-S Management Corp., Class B*	122,300	2,896,064

		16,359,680

Industrials - 19.29%
AAR Corp.	92,600	3,498,428
Acacia Research Corp.*	35,000	159,250
ACCO Brands Corp.*	364,300	4,335,170
Aegion Corp.*	99,341	2,312,658
AeroCentury Corp.*+	4,300	60,993
Air T, Inc.*	2,800	49,560
Air Transport Services Group, Inc.*	116,924	2,845,930
Aircastle, Ltd.	97,100	2,164,359
Alpha Pro Tech, Ltd.*+	20,743	79,861
American Railcar Industries, Inc.+	36,900	1,424,340
AMREP Corp.*+	25,500	173,655
ARC Document Solutions, Inc.*	80,000	327,200
ArcBest Corp.	94,500	3,161,025
Armstrong Flooring, Inc.*	65,000	1,023,750
Arotech Corp.*+	94,300	396,060
Atlas Air Worldwide Holdings, Inc.*+	57,700	3,796,660
Briggs & Stratton Corp.	114,300	2,686,050
Broadwind Energy, Inc.*+	49,375	159,975
CAI International, Inc.*	52,600	1,594,832
CBIZ, Inc.*	192,600	3,129,750
CECO Environmental Corp.	81,000	685,260
Cemtrex, Inc.+	21,000	62,790
Chart Industries, Inc.*	67,575	2,650,967
Chicago Rivet & Machine Co.+	1,000	31,000
Civeo Corp.*	366,500	1,044,525
Columbus McKinnon Corp.	40,400	1,529,948
Commercial Vehicle Group, Inc.*	67,300	494,655
Costamare, Inc.	110,000	679,800
Covenant Transportation Group, Inc., Class A*+	93,900	2,721,222
CRA International, Inc.	53,500	2,196,175
Cubic Corp.	24,500	1,249,500
DigitalGlobe, Inc.*	29,800	1,050,450
DLH Holdings Corp.*+	57,500	372,600

Industry Company	Shares	Value

Industrials (continued)
DMC Global, Inc.+	20,000	$ 338,000
Ducommun, Inc.*	43,300	1,387,765
Eastern Co. (The)	18,401	528,109
Ecology & Environment, Inc., Class A+	3,500	41,650
Encore Wire Corp.	16,500	738,787
Engility Holdings, Inc.*	56,700	1,966,356
Ennis, Inc.	136,892	2,689,928
FreightCar America, Inc.	22,381	437,772
FTI Consulting, Inc.*	56,700	2,011,716
General Finance Corp.*+	115,764	584,608
Gibraltar Industries, Inc.*	28,350	883,102
Goldfield Corp. (The)*+	121,000	762,300
Great Lakes Dredge & Dock Corp.*	187,550	909,618
Greenbrier Companies., Inc. (The)+	87,800	4,227,570
Griffon Corp.+	115,900	2,572,980
Hardinge, Inc.+	86,400	1,319,328
HC2 Holdings, Inc.*+	81,100	428,208
Heidrick & Struggles International, Inc.	56,250	1,189,688
Heritage-Crystal Clean, Inc.*+	39,854	866,824
Highpower International, Inc.*+	25,923	117,950
Houston Wire & Cable Co.*+	46,100	242,025
Hurco Cos., Inc.	17,857	742,851
Huron Consulting Group, Inc.*	32,800	1,125,040
ICF International, Inc.*	36,229	1,954,555
IES Holdings, Inc.*+	2,717	47,004
Kaman Corp.	6,600	368,148
Kelly Services, Inc., Class A	35,500	890,695
Key Technology, Inc.*	2,500	47,225
Kratos Defense & Security Solutions, Inc.*+	25,000	327,000
L.B. Foster Co., Class A	38,400	873,600
L.S. Starrett Co. (The), Class A	5,000	44,500
Marten Transport, Ltd.	254,970	5,239,634
MasTec, Inc.*	31,000	1,438,400
McGrath RentCorp	83,300	3,644,375
Miller Industries, Inc.	7,300	204,035
Mistras Group, Inc.*	15,000	307,500
MRC Global, Inc.*	195,500	3,419,295
MYR Group, Inc.*	12,100	352,594
Navigant Consulting, Inc.*	239,600	4,054,032
Navios Maritime Holdings, Inc.*	386,786	645,933
NN, Inc.	45,500	1,319,500

www.bridgeway.com	7

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Northwest Pipe Co.*+	21,800	$ 414,636
Orion Group Holdings, Inc.*	123,386	809,412
PAM Transportation Services, Inc.*+	16,905	404,537
Park-Ohio Holdings Corp.	15,000	684,000
Patriot Transportation Holding, Inc.*	7,500	146,250
Pendrell Corp.*+	56,900	388,627
Performant Financial Corp.*	97,367	177,208
Powell Industries, Inc.	25,000	749,750
Preformed Line Products Co.	1,135	76,386
Quad/Graphics, Inc.	75,300	1,702,533
Quanex Building Products Corp.	35,000	803,250
Radiant Logistics, Inc.*	69,000	366,390
RCM Technologies, Inc.*+	55,200	315,744
RPX Corp.*	212,600	2,823,328
Rush Enterprises, Inc., Class A*	177,700	8,225,733
Rush Enterprises, Inc., Class B*	46,500	2,028,330
SkyWest, Inc.	148,791	6,531,925
Spartan Motors, Inc.	22,000	243,100
SPX FLOW, Inc.*	20,000	771,200
Steelcase, Inc., Class A	245,000	3,773,000
Sterling Construction Co., Inc.*	96,400	1,468,172
Textainer Group Holdings Ltd.*+	139,500	2,392,425
Titan International, Inc.	25,000	253,750
Titan Machinery, Inc.*	43,900	681,767
Triumph Group, Inc.	83,000	2,469,250
TrueBlue, Inc.*	32,750	735,238
Tutor Perini Corp.*	107,300	3,047,320
Ultralife Corp.*+	63,050	425,588
USA Truck, Inc.*+	9,636	135,386
Vectrus, Inc.*	5,000	154,200
Veritiv Corp.*	45,200	1,469,000
Viad Corp.	17,400	1,059,660
VSE Corp.	23,600	1,341,896
Wabash National Corp.+	110,100	2,512,482
Westport Fuel Systems, Inc.*	302	988
Willis Lease Finance Corp.*	48,400	1,190,156

		150,211,215

Information Technology - 8.51%
Alpha & Omega Semiconductor, Ltd.*	214,244	3,532,884
Amkor Technology, Inc.*	202,291	2,134,170
AutoWeb, Inc.*	500	3,445

Industry Company	Shares	Value

Information Technology (continued)
AXT, Inc.*	100,000	$ 915,000
Bel Fuse, Inc., Class B	18,500	577,200
Benchmark Electronics, Inc.*	134,000	4,576,100
Black Box Corp.+	40,000	130,000
Blucora, Inc.*	89,297	2,259,214
Computer Task Group, Inc.	61,362	328,900
Comtech Telecommunications Corp.	64,215	1,318,334
Concurrent Computer Corp.	53,600	321,600
CSP, Inc.+	5,150	56,444
DASAN Zhone Solutions, Inc.*	7,620	52,045
Digi International, Inc.*	45,325	480,445
Diodes, Inc.*	105,399	3,154,592
Electro Scientific Industries, Inc.*	15,000	208,800
FORM Holdings Corp.*	30,000	41,700
GSE Systems, Inc.*	22,500	79,875
Harmonic, Inc.*	700	2,135
IEC Electronics Corp.*+	19,000	93,670
II-VI, Inc.*	69,750	2,870,212
Insight Enterprises, Inc.*	64,800	2,975,616
inTEST Corp.*+	55,000	456,500
IXYS Corp.*	57,500	1,362,750
KEMET Corp.*	57,500	1,214,975
Key Tronic Corp.*	40,600	292,726
Kimball Electronics, Inc.*	69,400	1,502,510
Knowles Corp.*	141,400	2,159,178
Kulicke & Soffa Industries, Inc.*	123,632	2,666,742
Liquidity Services, Inc.*	43,550	256,945
ManTech International Corp., Class A	108,800	4,803,520
Mind CTI Ltd.	200	516
Net 1 UEPS Technologies, Inc.*	252,900	2,463,246
NetSol Technologies, Inc.*+	26,000	91,000
Network-1 Technologies, Inc.+	60,000	231,000
PCM, Inc.*+	26,769	374,766
PC-Tel, Inc.	56,700	357,210
Photronics, Inc.*	205,050	1,814,692
PRGX Global, Inc.*	40,739	285,173
RELM Wireless Corp.+	40,000	144,000
Sanmina Corp.*	32,600	1,211,090
ScanSource, Inc.*	48,600	2,121,390
SigmaTron International, Inc.*+	6,500	54,470
SMTC Corp.*	7,500	9,750
Sohu.com, Inc.*	10,000	544,500

8	Quarterly Report | September 30, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Sykes Enterprises, Inc.*	90,134	$ 2,628,307
Synacor, Inc.*+	64,000	172,800
Systemax, Inc.+	8,500	224,655
TESSCO Technologies, Inc.	15,250	189,862
Trio-Tech International*+	3,000	15,720
TSR, Inc.	1,000	4,250
TTM Technologies, Inc.*+	520,153	7,994,752
Vishay Precision Group, Inc.*	166,448	4,061,331
Wayside Technology Group, Inc.	7,900	107,045
YuMe, Inc.	65,700	304,191

		66,233,943

Materials - 6.03%
AgroFresh Solutions, Inc.*+	64,900	456,247
American Vanguard Corp.	20,000	458,000
Boise Cascade Co.*	78,500	2,739,650
Carpenter Technology Corp.	51,600	2,478,348
China Green Agriculture, Inc.*	169,800	208,854
Clearwater Paper Corp.*	30,500	1,502,125
Coeur Mining, Inc.*	91,800	843,642
Core Molding Technologies, Inc.+	17,000	372,980
Flexible Solutions International, Inc.*	5,000	8,600
Friedman Industries, Inc.+	5,000	30,750
FutureFuel Corp.	102,800	1,618,072
Gulf Resources, Inc.*	178,200	333,234
Handy & Harman, Ltd.*	8,150	265,282
Haynes International, Inc.+	25,200	904,932
Hecla Mining Co.	557,000	2,796,140
Kaiser Aluminum Corp.	22,630	2,334,058
KMG Chemicals, Inc.	26,400	1,448,832
Kraton Corp.*	142,150	5,748,546
Materion Corp.	48,600	2,097,090
Mercer International, Inc.	276,250	3,273,562
Olympic Steel, Inc.	20,000	440,000
PH Glatfelter Co.	95,500	1,857,475
Rayonier Advanced Materials, Inc.+	81,700	1,119,290
Resolute Forest Products, Inc.*	15,000	75,750
Schnitzer Steel Industries, Inc., Class A+	79,700	2,243,555
Stepan Co.	57,000	4,768,620
SunCoke Energy, Inc.*	234,700	2,145,158
Synalloy Corp.*+	14,000	175,000
TimkenSteel Corp.*	55,000	907,500
Trecora Resources*	16,002	212,827
Tredegar Corp.	76,700	1,380,600

Industry Company	Shares	Value

Materials (continued)
Tronox, Ltd., Class A	65,000	$ 1,371,500
Universal Stainless & Alloy Products, Inc.*+	16,250	338,812

		46,955,031

Real Estate - 0.28%
Consolidated-Tomoka Land Co.	1,500	90,105
Forestar Group, Inc.*Δ	80,000	1,398,000
RE/MAX Holdings, Inc., Class A	6,168	391,976
St. Joe Co. (The)*	15,000	282,750

		2,162,831

Telecommunication Services - 1.23%
Alaska Communications Systems Group, Inc.*	347,100	787,917
ATN International, Inc.	28,500	1,501,950
Hawaiian Telcom Holdco, Inc.*	44,500	1,326,990
Iridium Communications, Inc.*+	391,325	4,030,648
Lumos Networks Corp.*	5,000	89,600
Spok Holdings, Inc.	118,864	1,824,562

		9,561,667

TOTAL COMMON STOCKS - 99.64%		775,863,478

(Cost $576,039,986)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*	3,317	199

TOTAL WARRANTS - 0.00%		199

(Cost $105,563)

www.bridgeway.com	9

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.44%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	3,457,639	$ 3,457,639

TOTAL MONEY MARKET FUND - 0.44%			3,457,639

(Cost $3,457,639)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 10.92%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	85,028,927	85,028,927

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -10.92%			85,028,927

(Cost $85,028,927)

TOTAL INVESTMENTS - 111.00%			$864,350,243
(Cost $664,632,115)
Liabilities in Excess of Other Assets - (11.00%)			(85,654,957)

NET ASSETS - 100.00%			$778,695,286

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $82,711,297 as of September 30, 2017.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

	Valuation Inputs
	Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$774,465,478	$ —	$ 1,398,000	$775,863,478

Warrants	199	—	—	199

Money Market Fund	—	3,457,639	—	3,457,639

Investments Purchased with Cash Proceeds from Securities Lending	—	85,028,927	—	85,028,927

TOTAL	$774,465,677	$88,486,566	$1,398,000.00	$864,350,243

(a)	- please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

10	Quarterly Report | September 30, 2017 (Unaudited)

Omni Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2017	$ —	$ —
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	26,000	26,000
Transfers in1,2	1,372,000	1,372,000
Transfers out	—	—

Balance as of 09/30/17	$1,398,000	$1,398,000

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2017	$ 26,000	$ 26,000

1Transfer in represents the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

2Transfer took place as a result of a trading halt.

See Notes to Schedule of Investments.

www.bridgeway.com	11

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

COMMON STOCKS - 99.52%
Consumer Discretionary - 19.53%
A.H. Belo Corp., Class A	35,000	$ 161,000
Abercrombie & Fitch Co., Class A+	63,000	909,720
Adtalem Global Education, Inc.	39,000	1,398,150
AMCON Distributing Co.	1,350	114,750
American Axle & Manufacturing Holdings, Inc.*	105,450	1,853,811
American Public Education, Inc.*	27,700	583,085
Appliance Recycling Centers of America, Inc.*	2,000	2,040
Ascent Capital Group, Inc., Class A*	25,400	331,216
AV Homes, Inc.*+	29,300	502,495
Barnes & Noble Education, Inc.*	82,060	534,211
Barnes & Noble, Inc.	141,500	1,075,400
Bassett Furniture Industries, Inc.	52,959	1,996,554
BBX Capital Corp.	131,700	970,629
Beasley Broadcast Group, Inc., Class A	2,500	29,250
Beazer Homes USA, Inc.*	80,000	1,499,200
Big 5 Sporting Goods Corp.+	103,600	792,540
Biglari Holdings, Inc.*	1,900	633,251
BJ’s Restaurants, Inc.*	53,500	1,629,075
Boot Barn Holdings, Inc.*+	150,000	1,335,000
Caesars Entertainment Corp.*+	95,000	1,268,250
CafePress, Inc.*	32,400	58,644
Caleres, Inc.	80,000	2,441,600
Carrols Restaurant Group, Inc.*	80,000	872,000
Century Casinos, Inc.*	79,200	650,232
Chico’s FAS, Inc.	115,000	1,029,250
Children’s Place, Inc. (The)+	17,900	2,114,885
China Automotive Systems, Inc.*	36,300	188,760
China XD Plastics Co., Ltd.*	48,400	227,480
Christopher & Banks Corp.*	43,200	58,752
Citi Trends, Inc.	76,150	1,513,101
Clarus Corp.*	10,000	75,000
Conn’s, Inc.*+	71,500	2,012,725
Container Store Group, Inc. (The)*	92,000	387,320
Cooper-Standard Holding, Inc.*	55,510	6,437,495
Crown Crafts, Inc.	13,050	84,825
CSS Industries, Inc.	68,558	1,975,842

Industry Company	Shares	Value

Consumer Discretionary (continued)
Del Frisco’s Restaurant Group, Inc.*	44,768	$ 651,374
Del Taco Restaurants, Inc.*	92,600	1,420,484
Delta Apparel, Inc.*	23,700	509,787
Destination Maternity Corp.*	2,200	3,674
Dixie Group, Inc. (The)*	27,600	110,400
DSW, Inc., Class A	40,000	859,200
E.W. Scripps Co., (The) Class A*	65,000	1,242,150
El Pollo Loco Holdings, Inc.*+	55,000	668,250
Eldorado Resorts, Inc.*+	15,000	384,750
Entercom Communications Corp., Class A+	122,405	1,401,537
Eros International PLC*+	111,750	1,598,025
Escalade, Inc.	4,000	54,400
EVINE Live, Inc.*	147,300	153,192
Fiesta Restaurant Group, Inc.*	32,853	624,207
Finish Line, Inc. (The), Class A	103,000	1,239,090
Flanigan’s Enterprises, Inc.	2,500	60,875
Flexsteel Industries, Inc.	10,500	532,350
Fogo De Chao, Inc.*	62,000	768,800
Fred’s, Inc., Class A+	108,450	698,418
FTD Cos., Inc.*	27,160	354,166
Full House Resorts, Inc.*	70,000	195,300
Gaming Partners International Corp.	1,000	11,100
Gannett Co., Inc.	45,000	405,000
Golden Entertainment, Inc.*	42,000	1,023,960
Good Times Restaurants, Inc.*	4,300	11,610
Gray Television, Inc.*	180,100	2,827,570
Group 1 Automotive, Inc.	58,000	4,202,680
Guess?, Inc.+	112,000	1,907,360
Haverty Furniture Cos., Inc.	69,659	1,821,583
Hooker Furniture Corp.	15,000	716,250
Iconix Brand Group, Inc.*	103,000	586,070
International Speedway Corp., Class A	105,760	3,807,360
J Alexander’s Holdings, Inc.*	28,300	328,280
JAKKS Pacific, Inc.*+	4,100	12,300
Johnson Outdoors, Inc., Class A	63,850	4,678,928
K12, Inc.*	107,850	1,924,044
KB Home+	134,700	3,248,964
Lakeland Industries, Inc.*	15,000	211,500
La-Z-Boy, Inc.	51,000	1,371,900
Liberty Tax, Inc.	9,500	136,800
Lifetime Brands, Inc.	51,499	942,432

12	Quarterly Report | September 30, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Consumer Discretionary (continued)
Lincoln Educational Services Corp.*	134,605	$ 336,512
Live Ventures, Inc.*	3,200	39,392
Luby’s, Inc.*	130,800	346,620
M/I Homes, Inc.*	31,700	847,341
Marcus Corp. (The)	136,454	3,779,776
McClatchy Co. (The), Class A*	15,432	114,042
MDC Holdings, Inc.	74,800	2,484,108
Modine Manufacturing Co.*	28,900	556,325
Movado Group, Inc.	40,600	1,136,800
NACCO Industries, Inc., Class A	16,450	1,411,410
Nevada Gold & Casinos, Inc.*	36,100	84,474
New Home Co. Inc., (The)*	33,100	369,396
New Media Investment Group, Inc.	78,600	1,162,494
New York & Co., Inc.*	125,700	261,456
P&F Industries, Inc., Class A	492	3,562
Party City Holdco, Inc.*+	175,800	2,382,090
Peak Resorts, Inc.	103,600	450,660
Perry Ellis International, Inc.*	135,184	3,198,453
PICO Holdings, Inc.*	37,500	626,250
Pier 1 Imports, Inc.	238,300	998,477
Reading International, Inc., Class A*	55,500	872,460
Red Lion Hotels Corp.*	80,695	698,012
Red Robin Gourmet Burgers, Inc.*	31,000	2,077,000
Regis Corp.*	68,250	973,928
Rent-A-Center, Inc.+	800	9,184
RH*+	49,300	3,466,776
Rocky Brands, Inc.	16,050	215,070
Ruby Tuesday, Inc.*	196,300	420,082
Saga Communications, Inc., Class A	2,250	102,600
Salem Media Group, Inc.	81,200	535,920
Scholastic Corp.	75,950	2,825,340
Shiloh Industries, Inc.*	500	5,200
Shoe Carnival, Inc.	57,500	1,286,850
Sonic Automotive, Inc., Class A	113,500	2,315,400
SORL Auto Parts, Inc.*+	74,129	283,173
SPAR Group, Inc.*	1,500	1,590
Speedway Motorsports, Inc.	118,963	2,533,912
Stoneridge, Inc.*	47,000	931,070
Strattec Security Corp.	3,600	147,240
Superior Industries International, Inc.	118,700	1,976,355
Tilly’s, Inc., Class A	79,900	958,001
Time, Inc.	160,350	2,164,725

Industry Company	Shares	Value

Consumer Discretionary (continued)
Tower International, Inc.	46,000	$ 1,251,200
Townsquare Media, Inc., Class A*	160,044	1,600,440
TravelCenters of America LLC*	149,850	636,862
Unifi, Inc.*	10,800	384,804
Vitamin Shoppe, Inc.*	25,000	133,750
VOXX International Corp.*	83,064	710,197
Weyco Group, Inc.	14,900	422,862
William Lyon Homes, Class A*+	49,497	1,137,936
ZAGG, Inc.*	144,000	2,268,000
Zumiez, Inc.*	50,900	921,290

		136,310,525

Consumer Staples - 2.35%
Alico, Inc.	8,100	276,615
Andersons, Inc. (The)	94,700	3,243,475
Central Garden & Pet Co., Class A*	50,900	1,892,971
Chefs’ Warehouse, Inc. (The)*	25,000	482,500
Dean Foods Co.	126,600	1,377,408
Ingles Markets, Inc., Class A	77,805	1,999,588
Landec Corp.*	9,900	128,205
Mannatech, Inc.	25,700	364,940
Natural Alternatives International, Inc.*	16,800	178,920
Omega Protein Corp.	123,650	2,058,772
S&W Seed Co.*+	10,000	31,500
Seneca Foods Corp., Class A*	23,150	798,675
SpartanNash Co.	78,682	2,074,844
Village Super Market, Inc., Class A	24,500	606,130
Weis Markets, Inc.	20,700	900,450

		16,414,993

Energy - 8.84%
Adams Resources & Energy, Inc.	9,600	398,400
Approach Resources, Inc.*	132,174	331,757
Archrock, Inc.	123,000	1,543,650
Ardmore Shipping Corp.*+	123,988	1,022,901
Atwood Oceanics, Inc.*+	120,000	1,126,800
Bill Barrett Corp.*	100,000	429,000
Bristow Group, Inc.+	20,000	187,000
Callon Petroleum Co.*	56,300	632,812
Clean Energy Fuels Corp.*	100,000	248,000
Cloud Peak Energy, Inc.*	123,700	452,742
CVR Energy, Inc.+	105,000	2,719,500

www.bridgeway.com	13

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Energy (continued)
Dawson Geophysical Co.*	45,000	$ 203,850
Delek US Holdings, Inc.	173,502	4,637,708
Denbury Resources, Inc.*	263,000	352,420
DHT Holdings, Inc.	216,800	862,864
Dorian LPG, Ltd.*+	131,454	896,516
ENGlobal Corp.*	55,878	70,965
EP Energy Corp., Class A*+	290,000	945,400
Era Group, Inc.*	32,800	367,032
Exterran Corp.*	57,000	1,801,770
Forum Energy Technologies, Inc.*	50,000	795,000
GasLog Ltd.+	148,137	2,584,991
Gener8 Maritime, Inc.*+	135,300	610,203
Gran Tierra Energy, Inc.*	527,700	1,203,156
Green Plains, Inc.	64,250	1,294,638
Gulf Island Fabrication, Inc.	28,200	358,140
Hallador Energy Co.	71,600	409,552
Helix Energy Solutions Group, Inc.*	75,500	557,945
Independence Contract Drilling, Inc.*	140,281	533,068
International Seaways, Inc.*	400	7,879
Matador Resources Co.*+	59,500	1,615,425
McDermott International, Inc.*	857,000	6,230,390
Mitcham Industries, Inc.*	27,400	95,626
Natural Gas Services Group, Inc.*	75,888	2,155,219
Navios Maritime Acquisition Corp.	372,600	454,572
Newpark Resources, Inc.*	51,000	510,000
Oasis Petroleum, Inc.*	213,000	1,942,560
Oil States International, Inc.*	18,000	456,300
Overseas Shipholding Group, Inc., Class A*	2,500	6,575
Pacific Ethanol, Inc.*	77,500	430,125
Parker Drilling Co.*	89,550	98,505
Pioneer Energy Services Corp.*	163,700	417,435
Renewable Energy Group, Inc.*	348,319	4,232,076
REX American Resources Corp.*	25,250	2,369,208
Ring Energy, Inc.*	28,300	410,067
Rowan Cos. PLC, Class A*	125,500	1,612,675
Scorpio Tankers, Inc.	330,000	1,131,900
SEACOR Holdings, Inc.*	30,200	1,392,522
SEACOR Marine Holdings, Inc.*	30,363	474,877
Ship Finance International, Ltd.+	140,500	2,037,250

Industry Company	Shares	Value

Energy (continued)
SilverBow Resources, Inc.*	5,000	$ 122,750
SM Energy Co.	22,000	390,280
SRC Energy, Inc.*+	100,000	967,000
Teekay Corp.+	190,000	1,696,700
Teekay Tankers, Ltd., Class A+	246,810	399,832
TransAtlantic Petroleum, Ltd.*	20,000	17,202
Unit Corp.*	119,025	2,449,534

		61,702,264

Financials - 31.54%
1347 Property Insurance Holdings, Inc.*	17,500	134,750
1st Constitution Bancorp	5,250	95,288
1st Source Corp.	57,750	2,933,700
Access National Corp.	30,506	874,302
ACNB Corp.	600	16,620
Ambac Financial Group, Inc.*	76,500	1,320,390
American Equity Investment Life Holding Co.	30,250	879,670
American National Bankshares, Inc.	13,060	538,072
American River Bankshares	20,744	291,038
AMERISAFE, Inc.	21,500	1,251,300
AmeriServ Financial, Inc.	16,000	64,000
Argo Group International Holdings Ltd.	22,865	1,406,198
Arlington Asset Investment Corp., Class A+	13,700	174,401
Asta Funding, Inc.*	18,500	139,675
Atlantic Capital Bancshares, Inc.*	47,200	856,680
Atlantic Coast Financial Corp.*	31,000	273,110
B. Riley Financial, Inc.	10,520	179,366
Baldwin & Lyons, Inc., Class B	43,700	985,435
Banc of California, Inc.+	58,000	1,203,500
Banco Latinoamericano de Comercio Exterior SA, Class E	60,500	1,781,120
Bank of Commerce Holdings	75,550	868,825
Bankwell Financial Group, Inc.	1,000	36,940
Bar Harbor Bankshares	17,241	540,678
Bay Bancorp, Inc.*+	25,000	283,750
BCB Bancorp, Inc.	11,300	157,635
Bear State Financial, Inc.	5,000	51,300

14	Quarterly Report | September 30, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
Berkshire Hills Bancorp, Inc.	111,570	$4,323,338
Blue Capital Reinsurance Holdings, Ltd.	16,127	265,289
BofI Holding, Inc.*+	65,000	1,850,550
C&F Financial Corp.	3,400	187,000
California First National Bancorp	31,500	570,150
Camden National Corp.	33,779	1,474,116
Capital City Bank Group, Inc.	81,250	1,950,813
CB Financial Services, Inc.	13,500	401,625
Central Pacific Financial Corp.	47,100	1,515,678
Central Valley Community Bancorp	51,000	1,137,300
Century Bancorp, Inc., Class A	14,300	1,145,430
Charter Financial Corp.	12,500	231,625
Chemung Financial Corp.	12,293	579,000
Citizens Community Bancorp, Inc.	17,500	243,425
Citizens, Inc.*+	17,200	126,420
Civista Bancshares, Inc.	19,921	445,035
CNB Financial Corp.	70,800	1,934,256
Codorus Valley Bancorp, Inc.	7,397	227,162
Commerce Union Bancshares, Inc.+	1,000	23,180
Community Bankers Trust Corp.*	48,000	441,600
Community Financial Corp. (The)+	3,840	135,821
Community Trust Bancorp, Inc.	32,500	1,511,250
ConnectOne Bancorp, Inc.	58,000	1,426,800
Consumer Portfolio Services, Inc.*	71,650	326,724
County Bancorp, Inc.	8,700	261,435
Cowen, Inc.*	25,800	459,240
Customers Bancorp, Inc.*	34,500	1,125,390
Donegal Group, Inc., Class A	74,100	1,195,233
Eagle Bancorp Montana, Inc.	1,500	27,600
eHealth, Inc.*	15,000	358,350
EMC Insurance Group, Inc.	39,025	1,098,554
Employers Holdings, Inc.	75,900	3,449,655
Encore Capital Group, Inc.*+	59,100	2,618,130
Enova International, Inc.*	70,000	941,500
Entegra Financial Corp.*	13,600	339,320
Enterprise Bancorp, Inc.	53,175	1,930,784

Industry Company	Shares	Value

Financials (continued)
ESSA Bancorp, Inc.	35,000	$ 549,500
Evans Bancorp, Inc.	9,000	388,800
EZCORP, Inc., Class A*	96,100	912,950
Farmers Capital Bank Corp.	30,400	1,278,320
Farmers National Banc Corp.	150	2,258
FBL Financial Group, Inc., Class A	45,666	3,402,117
Federal Agricultural Mortgage Corp., Class C	18,200	1,323,868
Federated National Holding Co.	27,000	421,470
Fidelity & Guaranty Life+	45,000	1,397,250
Fidelity Southern Corp.	61,400	1,451,496
Financial Institutions, Inc.	40,300	1,160,640
First BanCorp Puerto Rico*	469,100	2,401,792
First BanCorp Southern Pines NC	102,856	3,539,275
First Bancorp, Inc.	19,550	592,561
First Bancshares, Inc. (The)	14,715	443,657
First Business Financial Services, Inc.	14,100	320,775
First Commonwealth Financial Corp.	121,200	1,712,556
First Community Bancshares, Inc.	61,300	1,784,443
First Financial Corp.	38,830	1,848,308
First Financial Northwest, Inc.	26,400	448,536
First Guaranty Bancshares, Inc.+	5,000	134,700
First Internet Bancorp	13,800	445,740
First of Long Island Corp. (The)	27,000	822,150
First South Bancorp, Inc.	21,600	400,248
First United Corp.*	5,875	96,938
First US Bancshares, Inc.	5,000	57,350
FirstCash, Inc.	46,484	2,935,465
Flushing Financial Corp.	43,300	1,286,876
FNFV Group*	118,400	2,030,560
FS Bancorp, Inc.	3,450	178,193
GAIN Capital Holdings, Inc.	146,000	932,940
German American Bancorp, Inc.	750	28,523
Great Southern Bancorp, Inc.	39,850	2,217,653
Green Bancorp, Inc.*	100,000	2,365,000
Green Dot Corp., Class A*	6,900	342,102
Greenhill & Co., Inc.+	55,000	913,000
Hallmark Financial Services, Inc.*	50,158	582,334

www.bridgeway.com	15

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
HCI Group, Inc.	20,000	$ 765,000
Heartland Financial USA, Inc.	61,950	3,060,330
Heritage Financial Corp.	60,102	1,773,009
Heritage Insurance Holdings, Inc.+	20,000	264,200
Hingham Institution for Savings	1,143	217,479
Home Bancorp, Inc.	15,597	652,267
Home BancShares, Inc.	58,420	1,473,352
HomeStreet, Inc.*	54,000	1,458,000
HomeTrust Bancshares, Inc.*	50,000	1,282,500
HopFed Bancorp, Inc.	23,500	338,635
Horace Mann Educators Corp.	94,950	3,736,282
Horizon Bancorp	35,695	1,041,223
Impac Mortgage Holdings, Inc.*+	20,300	265,118
Independence Holding Co.	14,950	377,488
Independent Bank Group, Inc.	17,787	1,072,556
Infinity Property & Casualty Corp.	19,700	1,855,740
International Bancshares Corp.	64,600	2,590,460
INTL.FCStone, Inc.*	11,900	456,008
Investar Holding Corp.	19,524	470,528
Investment Technology Group, Inc.	76,000	1,682,640
Investors Title Co.	1,000	179,070
James River Group Holdings, Ltd.	65,600	2,721,088
Kansas City Life Insurance Co.	24,900	1,225,080
Kingstone Cos., Inc.+	11,200	182,560
Lakeland Bancorp, Inc.	104,940	2,140,776
Landmark Bancorp, Inc.	2,205	62,291
LCNB Corp.+	1,500	31,425
Mackinac Financial Corp.+	13,400	207,700
Maiden Holdings, Ltd.	167,450	1,331,228
MainSource Financial Group, Inc.	41,765	1,497,693
Marlin Business Services Corp.	15,775	453,531
MBT Financial Corp.	62,011	679,020
Mercantile Bank Corp.	2,000	69,800
Meta Financial Group, Inc.	20,078	1,574,115
Mid Penn Bancorp, Inc.	11,200	329,280
Midland States Bancorp, Inc.	55,417	1,755,611
MidSouth Bancorp, Inc.	41,000	494,050

Industry Company	Shares	Value

Financials (continued)
MidWestOne Financial Group, Inc.	23,300	$ 786,608
MMA Capital Management, LLC*	500	12,525
MutualFirst Financial, Inc.	700	26,915
National Bankshares, Inc.+	1,000	44,950
National Commerce Corp.*	10,000	428,000
National Security Group, Inc. (The)+	200	2,532
National Western Life Group, Inc., Class A	7,650	2,669,850
Nationstar Mortgage Holdings, Inc.*+	126,500	2,349,105
Navigators Group, Inc. (The)	75,300	4,393,755
NBT Bancorp, Inc.	11,434	419,856
Nelnet, Inc., Class A	36,900	1,863,450
NewStar Financial, Inc.	51,400	603,436
Nicholas Financial, Inc.*+	50,200	435,234
NMI Holdings, Inc., Class A*	185,000	2,294,000
Northeast Bancorp	8,400	219,660
Northrim BanCorp, Inc.	24,073	841,351
Northwest Bancshares, Inc.	65,000	1,122,550
Norwood Financial Corp.+	1,500	45,780
Ocwen Financial Corp.*+	325,000	1,118,000
OFG Bancorp	88,000	805,200
Old Line Bancshares, Inc.	8,050	225,400
Old Second Bancorp, Inc.	68,712	924,176
Oppenheimer Holdings, Inc., Class A	4,419	76,670
Orrstown Financial Services, Inc.	28,000	697,200
Pacific Continental Corp.	56,600	1,525,370
Park Sterling Corp.	50,298	624,701
Parke Bancorp, Inc.+	15,752	349,694
Peapack Gladstone Financial Corp.	19,968	673,720
Penns Woods Bancorp, Inc.	1,000	46,470
Peoples Bancorp of North Carolina, Inc.	4,800	170,976
Peoples Bancorp, Inc.	39,550	1,328,484
Peoples Financial Services Corp.+	2,600	124,280
PHH Corp.*	73,300	1,021,069
Piper Jaffray Cos.	28,700	1,703,345
Premier Financial Bancorp, Inc.	28,672	624,763
Provident Financial Holdings, Inc.	53,710	1,052,716
Provident Financial Services, Inc.	37,400	997,458
Prudential Bancorp, Inc.+	957	17,733

16	Quarterly Report | September 30, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Financials (continued)
QCR Holdings, Inc.	27,300	$1,242,150
Regional Management Corp.*	52,100	1,261,341
Renasant Corp.	88,004	3,775,372
Republic Bancorp, Inc., Class A	25,700	999,473
Riverview Bancorp, Inc.	72,478	608,815
S&T Bancorp, Inc.	20,700	819,306
Safety Insurance Group, Inc.	31,800	2,426,340
Salisbury Bancorp, Inc.	1,183	52,170
Sandy Spring Bancorp, Inc.	14,300	592,592
SB Financial Group, Inc.	30,952	531,136
Security National Financial Corp., Class A*	14,355	73,210
Selective Insurance Group, Inc.	50,100	2,697,885
Shore Bancshares, Inc.	60,400	1,005,660
SI Financial Group, Inc.	35,500	530,725
Sierra Bancorp	59,400	1,612,710
Southern National Bancorp of Virginia, Inc.	47,539	807,688
State Auto Financial Corp.	72,836	1,910,488
State National Cos, Inc.	50,500	1,059,995
Stewart Information Services Corp.	68,350	2,580,896
Summit Financial Group, Inc.	20,600	528,596
Summit State Bank	6,250	77,500
Sussex Bancorp+	15,000	355,500
Territorial Bancorp, Inc.	21,900	691,383
Third Point Reinsurance Ltd.*	42,300	659,880
Timberland Bancorp, Inc.	32,000	1,002,880
Tiptree, Inc.	56,200	351,250
TowneBank	743	24,890
TriCo Bancshares	200	8,150
TriState Capital Holdings, Inc.*	51,760	1,185,304
Triumph Bancorp, Inc.*	11,600	374,100
Two River Bancorp+	36,015	713,817
Union Bankshares Corp.	84,148	2,970,424
United Community Financial Corp.	163	1,565
United Financial Bancorp, Inc.	10,000	182,900
United Fire Group, Inc.	60,900	2,790,438
United Insurance Holdings Corp.	53,400	870,420
Universal Insurance Holdings, Inc.	81,795	1,881,285
Univest Corp. of Pennsylvania	49,415	1,581,280

Industry Company	Shares	Value

Financials (continued)
Waddell & Reed Financial, Inc., Class A+	63,000	$ 1,264,410
Walker & Dunlop, Inc.*	58,175	3,044,298
Waterstone Financial, Inc.	25,400	495,300
WesBanco, Inc.	66,385	2,723,113
Westbury Bancorp, Inc.*	3,750	74,362
Western New England Bancorp, Inc.	76,312	831,801
World Acceptance Corp.*+	20,000	1,657,800
WSFS Financial Corp.	23,000	1,121,250
Xenith Bankshares, Inc.*	26,522	861,965

		220,114,793

Health Care - 1.95%
Altimmune, Inc.	12,547	29,109
AMAG Pharmaceuticals, Inc.*+	17,000	313,650
AngioDynamics, Inc.*	67,300	1,150,157
Bioanalytical Systems, Inc.*	4,000	6,960
Cumberland Pharmaceuticals, Inc.*	20,300	143,318
Digirad Corp.	36,447	125,742
Electromed, Inc.*	10,000	73,100
FONAR Corp.*	23,400	713,700
InfuSystems Holdings, Inc.*	70,178	143,865
Juniper Pharmaceuticals, Inc.*	28,000	127,400
Kewaunee Scientific Corp.	2,500	73,750
Kindred Healthcare, Inc.	151,700	1,031,560
Lannett Co., Inc.*+	35,000	645,750
LHC Group, Inc.*	500	35,460
Magellan Health, Inc.*	27,125	2,340,888
National HealthCare Corp.	8,982	562,004
Nobilis Health Corp.*+	20,000	30,000
PDL BioPharma, Inc.*	25,000	84,750
Select Medical Holdings Corp.*	185,000	3,552,000
Triple-S Management Corp., Class B*	102,100	2,417,728

		13,600,891

Industrials - 19.08%
AAR Corp.	89,560	3,383,577
Acacia Research Corp.*	35,000	159,250
ACCO Brands Corp.*	339,800	4,043,620
Aegion Corp.*	120,300	2,800,584
AeroCentury Corp.*	4,300	60,993
Air T, Inc.*	6,700	118,590
Air Transport Services Group, Inc.*	191,526	4,661,743
Aircastle, Ltd.	85,400	1,903,566

www.bridgeway.com	17

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Industrials (continued)
Alpha Pro Tech, Ltd.*	30,500	$ 117,425
American Railcar Industries, Inc.+	20,000	772,000
AMREP Corp.*	21,000	143,010
ARC Document Solutions, Inc.*	83,300	340,697
ArcBest Corp.	40,400	1,351,380
Armstrong Flooring, Inc.*	45,000	708,750
Arotech Corp.*+	35,596	149,503
Atlas Air Worldwide Holdings, Inc.*	54,900	3,612,420
Babcock & Wilcox Enterprises, Inc.*+	10,000	33,300
Briggs & Stratton Corp.	169,450	3,982,075
Broadwind Energy, Inc.*	45,000	145,800
CAI International, Inc.*	48,600	1,473,552
CBIZ, Inc.*	170,033	2,763,036
CECO Environmental Corp.	52,022	440,106
Cemtrex, Inc.+	19,000	56,810
Chart Industries, Inc.*	63,175	2,478,355
Chicago Rivet & Machine Co.	1,000	31,000
Civeo Corp.*+	79,500	226,575
Columbus McKinnon Corp.	33,800	1,280,006
Commercial Vehicle Group, Inc.*	60,000	441,000
Costamare, Inc.	100,000	618,000
Covenant Transportation Group, Inc., Class A*	80,650	2,337,237
CRA International, Inc.	51,000	2,093,550
Cubic Corp.	10,000	510,000
DigitalGlobe, Inc.*	29,800	1,050,450
DLH Holdings Corp.*	52,500	340,200
DMC Global, Inc.	20,000	338,000
Ducommun, Inc.*	39,750	1,273,988
Eastern Co. (The)	20,104	576,985
Ecology & Environment, Inc., Class A	2,811	33,451
Encore Wire Corp.	6,500	291,038
Engility Holdings, Inc.*	10,450	362,406
Ennis, Inc.	149,265	2,933,057
FreightCar America, Inc.	15,700	307,092
FTI Consulting, Inc.*	56,500	2,004,620
General Finance Corp.*	50,000	252,500
Gibraltar Industries, Inc.*	6,706	208,892
Goldfield Corp. (The)*	114,000	718,200
Great Lakes Dredge & Dock Corp.*	167,000	809,950
Greenbrier Companies., Inc. (The)+	83,400	4,015,710
Griffon Corp.	115,250	2,558,550

Industry Company	Shares	Value

Industrials (continued)
Hardinge, Inc.	82,600	$1,261,302
Hawaiian Holdings, Inc.*	54,000	2,027,700
HC2 Holdings, Inc.*	83,900	442,992
Heidrick & Struggles International, Inc.	54,190	1,146,119
Heritage-Crystal Clean, Inc.*	14,246	309,850
Highpower International, Inc.*+	25,922	117,945
Houston Wire & Cable Co.*	46,100	242,025
Hurco Cos., Inc.	17,615	732,784
Huron Consulting Group, Inc.*	10,300	353,290
Hyster-Yale Materials Handling, Inc.	2,700	206,388
ICF International, Inc.*	35,000	1,888,250
IES Holdings, Inc.*	3,600	62,280
Kaman Corp.	16,500	920,370
Kelly Services, Inc., Class A	68,400	1,716,156
Key Technology, Inc.*	2,500	47,225
Kratos Defense & Security Solutions, Inc.*	10,000	130,800
L.B. Foster Co., Class A	39,400	896,350
L.S. Starrett Co. (The), Class A	23,900	212,710
Marten Transport, Ltd.	100,776	2,070,947
MasTec, Inc.*	63,500	2,946,400
McGrath RentCorp	93,000	4,068,750
Miller Industries, Inc.	22,700	634,465
MRC Global, Inc.*	138,020	2,413,970
MYR Group, Inc.*	25,000	728,500
Navigant Consulting, Inc.*	215,900	3,653,028
Navios Maritime Holdings, Inc.*	221,914	370,596
NN, Inc.	47,500	1,377,500
Northwest Pipe Co.*	20,100	382,302
Orion Group Holdings, Inc.*	79,678	522,688
PAM Transportation Services, Inc.*	5,000	119,650
Park-Ohio Holdings Corp.	10,000	456,000
Patriot Transportation Holding, Inc.*	7,500	146,250
Pendrell Corp.*	52,000	355,160
Performant Financial Corp.*	93,833	170,776
Powell Industries, Inc.	25,000	749,750
Preformed Line Products Co.	2,200	148,060
Quad/Graphics, Inc.	52,500	1,187,025
Quanex Building Products Corp.	35,000	803,250
Radiant Logistics, Inc.*	53,200	282,492
RCM Technologies, Inc.*	14,000	80,080

18	Quarterly Report | September 30, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value
Common Stocks (continued)
Industrials (continued)
RPX Corp.*	120,096	$ 1,594,875
Rush Enterprises, Inc., Class A*	48,600	2,249,694
Rush Enterprises, Inc., Class B*	41,700	1,818,954
SkyWest, Inc.	129,800	5,698,220
Spartan Motors, Inc.	88,600	979,030
SPX FLOW, Inc.*	20,000	771,200
Steelcase, Inc., Class A	223,000	3,434,200
Sterling Construction Co., Inc.*	35,000	533,050
Textainer Group Holdings Ltd.*	121,300	2,080,295
Titan International, Inc.	136,000	1,380,400
Titan Machinery, Inc.*	75,500	1,172,515
Triumph Group, Inc.	55,000	1,636,250
TrueBlue, Inc.*	12,850	288,482
Tutor Perini Corp.*	96,200	2,732,080
Ultralife Corp.*	57,350	387,112
USA Truck, Inc.*	9,635	135,372
Vectrus, Inc.*	5,000	154,200
Veritiv Corp.*	46,133	1,499,322
Viad Corp.	27,894	1,698,745
VSE Corp.	31,660	1,800,188
Wabash National Corp.	96,000	2,190,720
Westport Fuel Systems, Inc.*+	995	3,254
Willis Lease Finance Corp.*	50,950	1,252,860

		133,185,792

Information Technology - 8.15%
Alpha & Omega Semiconductor, Ltd.*	161,905	2,669,813
Amkor Technology, Inc.*	255,200	2,692,360
AutoWeb, Inc.*	600	4,134
AXT, Inc.*	25,000	228,750
Bel Fuse, Inc., Class B	63,600	1,984,320
Benchmark Electronics, Inc.*	121,800	4,159,470
Black Box Corp.	23,775	77,269
Blucora, Inc.*	82,400	2,084,720
ClearOne, Inc.	5,000	37,250
Computer Task Group, Inc.	72,400	388,064
Comtech Telecommunications Corp.	53,785	1,104,206
Concurrent Computer Corp.	3,400	20,400
CSP, Inc.	5,150	56,444
DASAN Zhone Solutions, Inc.*	6,800	46,444
Digi International, Inc.*	58,325	618,245
Diodes, Inc.*	94,400	2,825,392

Industry Company	Shares	Value

Information Technology (continued)
Edgewater Technology, Inc.*	9,810	$ 63,961
Electro Scientific Industries, Inc.*	15,000	208,800
FORM Holdings Corp.*	30,000	41,700
GSE Systems, Inc.*	22,500	79,875
Harmonic, Inc.*	600	1,830
IEC Electronics Corp.*	17,700	87,261
II-VI, Inc.*	63,404	2,609,075
Insight Enterprises, Inc.*	44,883	2,061,027
inTEST Corp.*	54,500	452,350
IXYS Corp.*	39,000	924,300
KEMET Corp.*	81,500	1,722,095
Key Tronic Corp.*	30,500	219,905
Kimball Electronics, Inc.*	59,100	1,279,515
Knowles Corp.*	133,000	2,030,910
Kulicke & Soffa Industries, Inc.*	100,300	2,163,471
KVH Industries, Inc.*	18,200	217,490
Liquidity Services, Inc.*	37,350	220,365
ManTech International Corp., Class A	78,882	3,482,640
Meet Group Inc. (The)*	26,831	97,665
Mind CTI Ltd.	500	1,290
Net 1 UEPS Technologies, Inc.*	171,100	1,666,514
NETGEAR, Inc.*	34,930	1,662,668
NetSol Technologies, Inc.*	11,680	40,880
Network-1 Technologies, Inc.	50,000	192,500
PCM, Inc.*	82,175	1,150,450
PC-Tel, Inc.	56,000	352,800
Photronics, Inc.*	171,470	1,517,510
Plexus Corp.*	500	28,040
PRGX Global, Inc.*	16,377	114,639
RELM Wireless Corp.	35,000	126,000
Sanmina Corp.*	48,800	1,812,920
ScanSource, Inc.*	45,500	1,986,075
SigmaTron International, Inc.*	4,000	33,520
SMTC Corp.*	13,500	17,550
Sohu.com, Inc.*	17,500	952,875
Sykes Enterprises, Inc.*	71,750	2,092,230
Synacor, Inc.*	15,000	40,500
Systemax, Inc.	21,000	555,030
TESSCO Technologies, Inc.	15,250	189,862
Trio-Tech International*	13,000	68,120
TSR, Inc.	1,385	5,886
TTM Technologies, Inc.*	219,402	3,372,209
Ultra Clean Holdings, Inc.*	32,000	979,840

www.bridgeway.com	19

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

Industry Company	Shares	Value

Common Stocks (continued)
Information Technology (continued)
Vishay Precision Group, Inc.*	31,667	$ 772,675
Wayside Technology Group, Inc.	7,200	97,560
YuMe, Inc.	25,000	115,750

		56,907,409

Materials - 6.49%
AgroFresh Solutions, Inc.*	23,600	165,908
American Vanguard Corp.	34,200	783,180
Boise Cascade Co.*	65,000	2,268,500
Carpenter Technology Corp.	50,400	2,420,712
China Green Agriculture, Inc.*	43,500	53,505
Clearwater Paper Corp.*	16,182	796,964
Coeur Mining, Inc.*	139,200	1,279,248
Core Molding Technologies, Inc.	11,900	261,086
Flexible Solutions International, Inc.*	5,000	8,600
Friedman Industries, Inc.	5,000	30,750
FutureFuel Corp.	54,500	857,830
Gulf Resources, Inc.*	85,750	160,353
Handy & Harman, Ltd.*	30,300	986,265
Haynes International, Inc.	22,200	797,202
Hecla Mining Co.	749,000	3,759,980
Kaiser Aluminum Corp.	17,850	1,841,049
Kraton Corp.*	169,500	6,854,580
Materion Corp.	71,700	3,093,855
Mercer International, Inc.	109,950	1,302,908
Olympic Steel, Inc.	22,300	490,600
PH Glatfelter Co.	113,900	2,215,355
Rayonier Advanced Materials, Inc.+	74,500	1,020,650
Resolute Forest Products, Inc.*	15,000	75,750
Schnitzer Steel Industries, Inc., Class A	77,600	2,184,440
Stepan Co.	55,400	4,634,764
SunCoke Energy, Inc.*	216,200	1,976,068
Synalloy Corp.*	5,000	62,500
TimkenSteel Corp.*	45,000	742,500
Trecora Resources*	18,600	247,380
Tredegar Corp.	53,900	970,200
Tronox, Ltd., Class A	124,000	2,616,400
Universal Stainless & Alloy Products, Inc.*	16,250	338,812

		45,297,894

Industry Company		Shares	Value

Real Estate - 0.41%
Forestar Group, Inc.*Δ		100,500	$ 1,756,238
RE/MAX Holdings, Inc., Class A		16,900	1,073,995

			2,830,233

Telecommunication Services - 1.18%
Alaska Communications Systems Group, Inc.*		344,187	781,304
ATN International, Inc.		22,000	1,159,400
Hawaiian Telcom Holdco, Inc.*		17,600	524,832
Iridium Communications, Inc.*+		392,125	4,038,888
Spok Holdings, Inc.		111,100	1,705,385

			8,209,809

TOTAL COMMON STOCKS - 99.52%			694,574,603

(Cost $504,896,072)

WARRANTS - 0.00%
Eagle Bulk Shipping, Inc., expiring 10/15/21*		8,501	510

TOTAL WARRANTS - 0.00%			510

(Cost $70,770)

	Rate^	Shares	Value

MONEY MARKET FUND - 0.64%
Fidelity Investments Money Market Government Portfolio Class I	0.91%	4,454,342	4,454,342

TOTAL MONEY MARKET FUND - 0.64%			4,454,342

(Cost $4,454,342)

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 7.13%
Fidelity Investments Money Market Government Portfolio Class I**	0.91%	49,745,607	49,745,607

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING -7.13%			49,745,607

(Cost $49,745,607)

TOTAL INVESTMENTS - 107.29%			$748,775,062
(Cost $559,166,791)
Liabilities in Excess of Other Assets - (7.29%)			(50,881,521)

NET ASSETS - 100.00%			$697,893,541

20	Quarterly Report | September 30, 2017 (Unaudited)

Omni Tax-Managed Small-Cap Value Fund SCHEDULE OF INVESTMENTS (continued)

Showing percentage of net assets as of September 30, 2017 (Unaudited)

*	Non-income producing security.
**	This security represents the investment of the collateral received in connection with securities out on loan as of September 30, 2017.
^	Rate disclosed as of September 30, 2017.
Δ	Security was fair valued under procedures adopted by the Board of Directors (see Note 2). As such, the security is classified as Level 3 in the fair value hierarchy.
+	This security or a portion of the security is out on loan as of September 30, 2017. Total loaned securities had a value of $48,548,482 as of September 30, 2017.

LLC - Limited Liability Company

PLC - Public Limited Company

Summary of inputs used to value the Fund’s investments as of 09/30/2017 (See Note 2 in Notes to Schedule of Investments):

		Valuation Inputs

		Investment in Securities (Value)

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Common Stocks (a)	$692,818,365	$ —	$1,756,238	$694,574,603
Warrants	510	—	—	510
Money Market Fund	—	4,454,342	—	4,454,342
Investments Purchased with Cash Proceeds from Securities Lending	—	49,745,607	—	49,745,607

TOTAL	$692,818,875	$54,199,949	$1,756,238	$748,775,062

(a) - please refer to the Schedule of Investments for the industry classifications of these portfolio holdings

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Investment in Securities (Value)
	Common Stocks	Total
Balance as of 06/30/2017	$ —	$ —
Purchases	—	—
Sales	—	—
Realized gain/(loss)	—	—
Change in unrealized appreciation/ (depreciation)	32,663	32,663
Transfers in1,2	1,723,575	1,723,575
Transfers out	—	—

Balance as of 09/30/2017	$1,756,238	$1,756,238

Net change in unrealized appreciation (depreciation) from investments held as of 09/30/2017	$ 32,663	$ 32,663

1Transfers in represent the value as of the beginning of the reporting period, for any investment security where significant transfers in the pricing level occurred during the period. The purchase value is used in situations where the investment was not held as of the beginning of the period.

2Transfer took place as a result of a trading halt.

See Notes to Schedule of Investments.

www.bridgeway.com	21

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

1. Organization:

Bridgeway Funds, Inc. (“Bridgeway” or the “Company”) was organized as a Maryland corporation on October 19, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Bridgeway is organized as a series fund, with 10 investment funds as of September 30, 2017 (each is referred to as a “Bridgeway Fund” and collectively, the “Bridgeway Funds”). Aggressive Investors 1, Ultra-Small Company, Ultra-Small Company Market, Small-Cap Momentum, Small-Cap Growth, Small-Cap Value, Blue Chip 35 Index and Managed Volatility Funds are presented in a separate report. The Omni Small-Cap Value Fund and Omni Tax-Managed Small-Cap Value Fund (each a “Fund” and together, the “Funds”) are presented in this report.

Bridgeway is authorized to issue 1,915,000,000 shares of common stock at $0.001 per share. As of September 30, 2017, 100,000,000 shares have been classified into the Aggressive Investors 1 Fund. 130,000,000 shares have been classified into the Blue Chip 35 Index Fund. 15,000,000 shares have been classified into the Ultra-Small Company Fund. 100,000,000 shares each have been classified into the Ultra-Small Company Market, Omni Small-Cap Value, Omni Tax-Managed Small-Cap Value, Small-Cap Momentum, Small-Cap Growth and Small-Cap Value. 50,000,000 shares have been classified into the Managed Volatility Fund.

All of the Bridgeway Funds are no-load, diversified funds.

The Funds seek to provide long-term total return on capital, primarily through capital appreciation.

Bridgeway Capital Management, Inc. (the “Adviser”) is the investment adviser for all of the Bridgeway Funds.

2. Significant Accounting Policies:

The following summary of significant accounting policies, followed in the preparation of the financial statements of the Funds, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Each Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

Securities and Other Investments Valuation Securities for which market quotations are readily available are valued at the last sale price on the national exchange on which such securities are primarily traded. In the case of securities reported on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system, the securities are valued based on the NASDAQ Official Closing Price (“NOCP”). In the absence of recorded sales on their home exchange, or NOCP, in the case of NASDAQ traded securities, the security will be valued as follows: bid prices for long positions and ask prices for short positions.

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value (“NAV”) per share.

Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Funds may be valued at fair value as determined in good faith by or under the direction of the Board of Directors. The valuation assigned to a fair valued security for purposes of calculating the Funds’ NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

The inputs and valuation techniques used to determine the value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•  Level 1 — quoted prices in active markets for identical assets

22	Quarterly Report | September 30, 2017 (Unaudited)

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs, are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

The Fidelity Institutional Government Portfolio, which is held by the Funds, invests primarily in securities that are valued at cost or amortized cost. Therefore, these investments are classified as Level 2 investments.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Fund’s results of operations.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Funds’ investments as of September 30, 2017 is included with each Fund’s Schedule of Investments.

The Funds’ policy is to recognize transfers into, and transfers out of, each level of hierarchy as of the beginning of the reporting period. For the period ended September 30, 2017, the Omni Small-Cap Value Fund and the Omni Tax-Managed Small-Cap Value Fund each transferred a security with a value of $114,750 from Level 1 to Level 2 as of the end of the period, due to the market becoming inactive.

Risks and Uncertainties The Funds provide for various investment options, including stocks. Such investments are exposed to various risks, such as interest rate, market and credit risks. Due to the risks involved, it is at least reasonably possible that changes in risks in the near term would materially affect shareholders’ account values and the amounts reported in the financial statements.

Security Transactions, Investment Income and Expenses Security transactions are accounted for as of the trade date, the date the order to buy or sell is executed. Realized gains and losses are computed on the identified cost basis. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis from settlement date.

Bridgeway Funds’ expenses that are not series-specific are allocated to each series based upon its relative proportion of net assets to the Bridgeway Funds’ total net assets or other appropriate basis.

www.bridgewayomni.com	23

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

September 30, 2017 (Unaudited)

3. Federal Income Taxes

It is the Funds’ policy to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), applicable to regulated investment companies, and to distribute income to the extent necessary so that such Fund is not subject to federal income tax. Therefore, no federal income tax provision is required.

24	Quarterly Report | September 30, 2017 (Unaudited)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bridgeway Funds, Inc.

By (Signature and Title)* /s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date 11/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Tammira Philippe
Tammira Philippe, President and Principal Executive Officer
(principal executive officer)

Date 11/22/2017

By (Signature and Title)* /s/ Linda G. Giuffré
Linda G. Giuffré, Treasurer and Principal Financial Officer
(principal financial officer)

Date 11/22/2017

* Print the name and title of each signing officer under his or her signature.